                                             1933 ACT REGISTRATION NO. 333-10489
                                              1940 ACT REGISTRATION NO. 811-7781
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                          SECURITIES AND EXCHANGE COMMISSION
                               Washington, D.C.  20549


                                       FORM N-4


                              -------------------------
               REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                             PRE-EFFECTIVE AMENDMENT NO.
                            POST-EFFECTIVE AMENDMENT NO. 2
                                        AND/OR
           REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                                   AMENDMENT NO. 3


                               SEPARATE ACCOUNT VA-1 OF
                     THE AMERICAN FRANKLIN LIFE INSURANCE COMPANY
                              (Exact Name of Registrant)

                     THE AMERICAN FRANKLIN LIFE INSURANCE COMPANY
                                 (Name of Depositor)

                   #1 Franklin Square, Springfield, Illinois  62713
                 (Address of Depositor's Principal Executive Offices)
          Depositor's Telephone Number, including Area Code:  (800) 528-2011

                              -------------------------

                                 ROSS D. FRIEND, ESQ.
            Senior Vice President, General Counsel and Assistant Secretary
                     THE AMERICAN FRANKLIN LIFE INSURANCE COMPANY
                   #1 Franklin Square, Springfield, Illinois  62713
                       (Name  and Address of Agent for Service)



                                       Copy to:
                                STEPHEN E. ROTH, ESQ.
                           SUTHERLAND, ASBILL & BRENNAN LLP
                            1275 Pennsylvania Avenue, N.W.
                             Washington, D.C. 20004-2415




Title of Securities Being Registered: Interests in Flexible Payment Deferred Individual Annuity Contracts.





It is proposed that this filing will become effective:
     / / immediately upon filing pursuant to paragraph (b) of Rule 485 /x/ on April 30, 1998 pursuant to paragraph (b) of Rule 485
     / / 60 days after filing pursuant to paragraph (a)(1) of Rule 485 / / on April 30, 1998 pursuant to paragraph (a)(1) of Rule 485.


--------------------------------------------------------------------------------

                                CROSS REFERENCE SHEET
                               PURSUANT TO RULE 495 (a)
                                        PART A


           FORM N-4 ITEM NO.                      PROSPECTUS CAPTION
 ------------------------------------  ----------------------------------------

 1.   Cover Page                            Cover Page

 2.   Definitions                           Glossary

 3.   Synopsis                              Synopsis

 4.   Condensed Financial Information       Synopsis - Financial and
                                            Performance Information; Cover
                                            Page; Financial Information

 5.   General Description of                American Franklin; Separate Account
      Registrant, Depositor, and            VA-1; The Portfolios; Cover Page
      Portfolio Companies

 6.   Deductions and Expenses               Charges  Under the Contracts; Long-
                                            Term Care and Terminal Illness

 7.   General Description of Variable       Synopsis - Communications to
      Annuity Contracts                     American Franklin; Account Value;
                                            Transfer, Surrender and Partial
                                            Withdrawal of Account Value;
                                            Owners, Annuitants and
                                            Beneficiaries; Assignments;
                                            Modification

 8.   Annuity Period                        Annuity  Period and Annuity Payment
                                            Options

 9.   Death Benefit                         Death Benefit

 10.  Purchases and Contract Value          Contract Issuance and Purchase
                                            Payments; Variable Account Value;
                                            Distribution Arrangements

 11.  Redemptions                           Transfer, Surrender and Partial
                                            Withdrawal of Account Value;
                                            Annuity Payment Options; Contract
                                            Issuance and Purchase Payments;
                                            Synopsis - Surrenders, Withdrawals
                                            and Cancellations; Payment and
                                            Deferment

 12.  Taxes                                 Federal Income Tax Matters;
                                            Synopsis - Limitations Imposed by
                                            Retirement Plans and Employers

 13.  Legal Proceedings                     Not Applicable

 14.  Table of Contents of the              Table of Contents of Statement of
      Statement of Additional               Additional Information
      Information

                                        PART B


                                          CAPTION IN STATEMENT OF ADDITIONAL
           FORM N-4 ITEM NO.                          INFORMATION
 ------------------------------------  ----------------------------------------

 15.  Cover Page                            Cover Page

 16.  Table of Contents                     Cover Page

 17.  General Information and History       General Information; Regulation and
                                            Reserves

 18.  Services                              Independent Auditors and
                                            Accountants

 19.  Purchase  of  Securities  Being       Not Applicable*
      Offered

 20.  Underwriters                          Principal Underwriters

 21.  Calculation of Performance Data       Performance Data for the Divisions

 22.  Annuity Payments                      Not Applicable*

 23.  Financial Statements                  Financial Statements


                                       PART C

Information required to be set forth in Part C is set forth under the appropriate item, so numbered, in Part C of the Registration Statement.


------------------
* All required information is included in Prospectus.

                                          COMBINATION FIXED AND VARIABLE ANNUITY
THE

       CHAIRMAN-TM-

ISSUED BY
THE AMERICAN FRANKLIN
LIFE INSURANCE COMPANY


PROSPECTUS DATED APRIL 30, 1998


FIDELITY INVESTMENTS:
VARIABLE INSURANCE PRODUCTS FUND AND
VARIABLE INSURANCE PRODUCTS FUND II


PROSPECTUS DATED APRIL 30, 1998


PRINCIPAL OFFICE OF BOTH FIDELITY FUNDS LOCATED AT:
82 DEVONSHIRE STREET
BOSTON, MASSACHUSETTS 02109


MASSACHUSETTS FINANCIAL SERVICES COMPANY:
MFS VARIABLE INSURANCE TRUST



PROSPECTUS DATED MAY 1, 1998


PRINCIPAL OFFICE LOCATED AT:
500 BOYLSTON STREET
BOSTON, MASSACHUSETTS  92116

                              THESE SECURITIES HAVE NOT BEEN APPROVED OR
                              DISAPPROVED BY THE SECURITIES AND EXCHANGE
                              COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                              THE CHAIRMAN IS A TRADEMARK OF THE AMERICAN
                              FRANKLIN LIFE INSURANCE COMPANY

                                   THE CHAIRMAN-TM-

                  COMBINATION FIXED AND VARIABLE ANNUITY CONTRACTS
                                      OFFERED BY
                     THE AMERICAN FRANKLIN LIFE INSURANCE COMPANY
                   #1 FRANKLIN SQUARE, SPRINGFIELD, ILLINOIS  62713
                                    (800) 528-2011

The American Franklin Life Insurance Company ("American Franklin") is offering The Chairman flexible payment deferred individual annuity contracts (the "Contracts") described in this Prospectus.


Contracts funded by Separate Account VA-1 of American Franklin may be used for a variable investment return based on one or more of the following mutual fund portfolios: the VIP Money Market, VIP High Income, VIP Equity-Income, VIP Growth and VIP Overseas Portfolios of the Variable Insurance Products Fund ("VIP"); the VIPII Investment Grade Bond, VIPII Asset Manager, VIPII Index 500 and VIPII Contrafund Portfolios of the Variable Insurance Products Fund II ("VIPII"); and the MFS Emerging Growth, MFS Research, MFS Growth With Income, MFS Total Return, MFS Utilities and MFS Value Portfolios of the MFS Variable Insurance Trust.


American Franklin's guaranteed interest accumulation option is also available through the Contracts. This option has three different guarantee periods, each with its own guaranteed interest rate.


This Prospectus is designed to provide information about the Contracts that a prospective owner should know before investing. This Prospectus should be read carefully and kept for future reference. Information about certain aspects of the Contracts, in addition to that found in this Prospectus, has been filed with the Securities and Exchange Commission in the Statement of Additional Information (the "Statement of Additional Information"). The Statement of Additional Information, dated April 30, 1998, is incorporated by reference into this Prospectus. The "Table of Contents" of the Statement of Additional Information appears at page 56 of this Prospectus. A free copy of the Statement of Additional Information may be obtained upon written or oral request to American Franklin's Administrative Office located at 2727-A Allen Parkway 3-50, Houston, Texas 77019-2191; mailing address - P.O. Box 4636, Houston, Texas 77210-4636; telephone numbers - (800) 200-3101 or (713) 831-3310.


NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS AND THE RELATED STATEMENT OF ADDITIONAL INFORMATION (OR ANY SALES LITERATURE APPROVED BY AMERICAN FRANKLIN) IN CONNECTION WITH THE OFFER CONTAINED IN THIS PROSPECTUS, AND, IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED. THE CONTRACTS ARE NOT AVAILABLE IN ALL STATES AND THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER IN ANY JURISDICTION TO ANY PERSON TO WHOM SUCH OFFER WOULD BE UNLAWFUL THEREIN.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF

THIS PROSPECTUS.  ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

THIS PROSPECTUS IS VALID ONLY WHEN ACCOMPANIED BY THE CURRENT PROSPECTUSES OF THE VARIABLE INSURANCE PRODUCTS FUND AND THE VARIABLE INSURANCE PRODUCTS FUND II AND MFS VARIABLE INSURANCE TRUST.

VARIABLE ANNUITY CONTRACTS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR ENDORSED OR GUARANTEED BY, ANY BANK, NOR ARE THEY FEDERALLY INSURED OR OTHERWISE PROTECTED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY; THEY ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.


                          Prospectus dated April 30, 1998
    The Chairman is a trademark of The American Franklin Life Insurance Company.

                                  CONTENTS

                                                                            PAGE
                                                                            ----
Glossary . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  5
Fee Table. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  8
Synopsis . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 11
Accumulation Unit Values . . . . . . . . . . . . . . . . . . . . . . . . . . 16
Financial Statements . . . . . . . . . . . . . . . . . . . . . . . . . . . . 16
American Franklin. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 16
Separate Account VA-1. . . . . . . . . . . . . . . . . . . . . . . . . . . . 17
The Portfolios . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 18
     Voting Privileges . . . . . . . . . . . . . . . . . . . . . . . . . . . 21
The Fixed Account. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 22
Contract Issuance and Purchase Payments. . . . . . . . . . . . . . . . . . . 23
Account Value. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 25
     Variable Account Value. . . . . . . . . . . . . . . . . . . . . . . . . 25
     Fixed Account Value . . . . . . . . . . . . . . . . . . . . . . . . . . 26
Transfer, Variable Account Asset Rebalancing, Surrender and Partial
     Withdrawal of Account Value . . . . . . . . . . . . . . . . . . . . . . 26
     Transfers . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 26
     Variable Account Asset Rebalancing. . . . . . . . . . . . . . . . . . . 27
     Surrenders and Partial Withdrawals. . . . . . . . . . . . . . . . . . . 28
Annuity Period and Annuity Payment Options . . . . . . . . . . . . . . . . . 29
     Annuity Commencement Date . . . . . . . . . . . . . . . . . . . . . . . 29
     Application of Account Value. . . . . . . . . . . . . . . . . . . . . . 29
     Fixed and Variable Annuity Payments . . . . . . . . . . . . . . . . . . 29
     Annuity Payment Options . . . . . . . . . . . . . . . . . . . . . . . . 30
     Transfers . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 33
     Use of Gender Based Annuity Tables. . . . . . . . . . . . . . . . . . . 33
Death Benefit. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 33
Charges Under the Contracts. . . . . . . . . . . . . . . . . . . . . . . . . 35
     Premium Taxes . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 35
     Surrender Charge. . . . . . . . . . . . . . . . . . . . . . . . . . . . 35
     Transfer Charges. . . . . . . . . . . . . . . . . . . . . . . . . . . . 37
     Annual Contract Fee . . . . . . . . . . . . . . . . . . . . . . . . . . 37
     Charge to Separate Account VA-1 . . . . . . . . . . . . . . . . . . . . 38
     Miscellaneous . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 38
     Systematic Withdrawal Plan. . . . . . . . . . . . . . . . . . . . . . . 38
     Reduction in Surrender Charges or Administrative Charges. . . . . . . . 38
Long-Term Care and Terminal Illness. . . . . . . . . . . . . . . . . . . . . 39
     Long-Term Care. . . . . . . . . . . . . . . . . . . . . . . . . . . . . 39
     Terminal Illness. . . . . . . . . . . . . . . . . . . . . . . . . . . . 39
Other Aspects of the Contracts . . . . . . . . . . . . . . . . . . . . . . . 39
     Owners, Annuitants and Beneficiaries; Assignments . . . . . . . . . . . 39
     Reports . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 40
     Modification. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 40
     Payment and Deferment . . . . . . . . . . . . . . . . . . . . . . . . . 40
Federal Income Tax Matters . . . . . . . . . . . . . . . . . . . . . . . . . 41
     Introduction. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 41
     American Franklin . . . . . . . . . . . . . . . . . . . . . . . . . . . 41
     The Contracts:  Non-Qualified Contracts . . . . . . . . . . . . . . . . 42

     A. Distribution Requirements. . . . . . . . . . . . . . . . . . . . . . 43
     B. Diversification. . . . . . . . . . . . . . . . . . . . . . . . . . . 44
     C. Aggregation of Contracts . . . . . . . . . . . . . . . . . . . . . . 45
     D. Income Tax Withholding . . . . . . . . . . . . . . . . . . . . . . . 45
     E. Taxation of Death Benefit Proceeds . . . . . . . . . . . . . . . . . 45
     F. Transfers, Assignments or Exchanges of a Contract. . . . . . . . . . 46
     G. Possible Tax Changes . . . . . . . . . . . . . . . . . . . . . . . . 46
  The Contracts:  Section 457 Contracts. . . . . . . . . . . . . . . . . . . 46
  The Contracts:  Qualified Contracts. . . . . . . . . . . . . . . . . . . . 48
     A. Qualified Pension, Profit-Sharing and Annuity Plans. . . . . . . . . 49
     B. H.R. 10 Plans (Self-Employed Individuals). . . . . . . . . . . . . . 49
     C. Section 403(b) Annuities . . . . . . . . . . . . . . . . . . . . . . 49
     D. Individual Retirement Annuities. . . . . . . . . . . . . . . . . . . 50
     E. Income Tax Withholding . . . . . . . . . . . . . . . . . . . . . . . 53
Distribution Arrangement . . . . . . . . . . . . . . . . . . . . . . . . . . 54
Year 2000 Transition . . . . . . . . . . . . . . . . . . . . . . . . . . . . 55
Legal Matters. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 55
Other Information on File. . . . . . . . . . . . . . . . . . . . . . . . . . 55
Table of Contents of Statement of Additional Information . . . . . . . . . . 56

                                       GLOSSARY

ACCOUNT VALUE - the sum of an Owner's Fixed Account Value and Variable Account Value.

ACCUMULATION UNIT - a measuring unit used in calculating an Owner's interest in a Division of Separate Account VA-1 prior to the Annuity Commencement Date.

ADMINISTRATIVE OFFICE - The AMFLIC Annuity Service Center, to which all Owner premium payments, requests, directions and other communications should be directed. The AMFLIC Annuity Service Center is currently located at 2727-A Allen Parkway 3-50, Houston, Texas 77019-2191; mailing address - P.O. Box 4636, Houston, Texas 77210-4636; telephone numbers - (800) 200-3101 or (713)
831-3310.

AMERICAN FRANKLIN - The American Franklin Life Insurance Company.

ANNUITANT - the person named as such in the application for a Contract and on whose life annuity payments may be based.

ANNUITY - a series of payments for life, or for life with a minimum number of payments or a determinable sum guaranteed, or for a joint lifetime and thereafter during the lifetime of the survivor, or for a designated period.

ANNUITY COMMENCEMENT DATE - the date on which American Franklin begins making payments under an Annuity Payment Option, unless a lump-sum distribution is elected instead.

ANNUITY PAYMENT OPTION - one of the several forms in which an Owner can request American Franklin to make annuity payments.

ANNUITY PERIOD - the period during which American Franklin makes annuity payments under an Annuity Payment Option.

ANNUITY UNIT - a measuring unit used in calculating the amount of Variable Annuity Payments.

BENEFICIARY - the person that an Owner designates to receive any proceeds due under a Contract following the death of an Owner or an Annuitant.

CODE - the Internal Revenue Code of 1986, as amended.

CONTINGENT ANNUITANT - the person so designated by the Owner of a Non-Qualified Contract who, upon the Annuitant's death prior to the Annuity Commencement Date, becomes the Annuitant.

CONTINGENT BENEFICIARY - the person so designated by the Owner who, upon the death of the Beneficiary, becomes the Beneficiary.

CONTRACT - an individual annuity contract offered by this Prospectus.

CONTRACT ANNIVERSARY - each anniversary of the date of issue of the Contract.

CONTRACT YEAR - each year beginning with the date of issue of the Contract and on each Contract Anniversary thereafter.

DIVISION - one of the different investment options into which Separate Account VA-1 is divided.

FIXED ACCOUNT - the name of the investment alternative under which purchase payments are allocated to American Franklin's General Account.

FIXED ACCOUNT VALUE - the amount of an Owner's Account Value which is in the Fixed Account.

FIXED ANNUITY PAYMENTS - annuity payments that are fixed in amount and do not vary with the investment experience of any Division of Separate Account VA-1.

FUNDS - Variable Insurance Products Fund, Variable Insurance Products Fund II and MFS Variable Insurance Trust.

GENERAL ACCOUNT - all assets of American Franklin other than those in Separate Account VA-1 or any other legally segregated separate account established by American Franklin.

GUARANTEED INTEREST RATE - the rate of interest American Franklin credits during any Guarantee Period, on an effective annual basis.

GUARANTEE PERIOD - the period for which a Guaranteed Interest Rate is credited.

HOME OFFICE - American Franklin's office at the following address and phone number: The American Franklin Life Insurance Company, #1 Franklin Square, Springfield, Illinois 62713, (800) 528-2011.

INDIVIDUAL RETIREMENT ANNUITY - an annuity contract described in Section 408(b) of the Code. Individual Retirement Annuities may also qualify as Simplified Employee Pensions or Simple Retirement Accounts.

1940 ACT - the Investment Company Act of 1940, as amended, a federal law governing the operations of investment companies such as the Funds and Separate Account VA-1.

NON-QUALIFIED CONTRACT- a Contract that is not eligible for the special federal income tax treatment applicable in connection with retirement plans or deferred compensation plans pursuant to Sections 401, 403, 408 or 457 of the Code.

NON-QUALIFIED PLANS - retirement or deferred compensation plans or arrangements which do not receive favorable tax treatment under the Code and which are not Qualified Plans or Section 457 Plans.

OWNER - the holder of record of a Contract, except that the employer or trustee may be the Owner of a Contract in connection with a retirement plan.

PORTFOLIO - an individual fund or series available for investment under the Contracts through one of the Divisions. Currently, each Portfolio is a part of the Funds.

QUALIFIED CONTRACT - a Contract that is eligible for the special federal income tax treatment applicable in connection with retirement plans pursuant to Sections 401(a), 403(a) or (b) or 408(b), (k) or (p) of the Code.



QUALIFIED PLANS - retirement plans of the following types which receive favorable tax treatment under the Code: a retirement plan qualified under
Section 401(a) or 403(a) of the Code; an annuity purchase plan adopted by a public school system or certain tax-exempt organizations according to Section 403(b) of the Code; and an Individual Retirement Annuity adopted according to
Section 408(b), (k) or (p) of the Code.


ROLLOVER CONTRIBUTION - a reinvestment of funds pursuant to Sections 402(c)(1), 402(c)(9), 403(a)(4), 403(b)(8) or 408(d)(3) of the Code.

SECTION 457 CONTRACT - a Contract that is issued in connection with a Section 457 Plan.

SECTION 457 PLAN - a deferred compensation plan established under Section 457 of the Code for employees and certain independent contractors by a state, a political subdivision of a state, an agency or instrumentality of either a state or political subdivision or certain tax-exempt organizations.

SEPARATE ACCOUNT VA-1 - the segregated asset account referred to as Separate Account VA-1 of The American Franklin Life Insurance Company established to receive and invest purchase payments under the Contracts allocated for investment in one or more of the Divisions.

SIMPLE RETIREMENT ACCOUNT - an Individual Retirement Annuity which meets the additional requirements of Section 408(p) of the Code.

SIMPLIFIED EMPLOYEE PENSION - an Individual Retirement Annuity which meets the additional requirements of Section 408(k) of the Code.

SURRENDER CHARGE - a charge for sales expenses that may be assessed upon surrenders of and payments of certain other amounts from a Contract.

VALUATION DATE - Any day on which American Franklin's Administrative Office is open for business except, with respect to any Division, a day on which the related Fund does not value its shares.

VALUATION PERIOD - the period that starts at the close of regular trading on the New York Stock Exchange on a Valuation Date and ends at the close of regular trading on the exchange on the next succeeding Valuation Date.

VARIABLE ACCOUNT VALUE - the amount of an Owner's Account Value that is in Separate Account VA-1.

VARIABLE ANNUITY PAYMENTS - annuity payments that vary in amount based on the investment experience of one or more of the Divisions of Separate Account VA-1.

                                      FEE TABLE

     The purpose of this Fee Table is to assist an Owner in understanding the various costs and expenses that an Owner will bear directly or indirectly pursuant to a Contract and in connection with the Portfolios. The table reflects expenses of Separate Account VA-1 as well as the Portfolios. In addition to the fees and expenses described below, American Franklin will deduct an amount to cover any applicable premium taxes. Applicable premium tax rates depend upon the Owner's then current place of residence. Applicable rates currently range from 0% to 3.5% and are subject to change.

     PARTICIPANT TRANSACTION CHARGES
          Front-End Sales Charge Imposed on Purchases             0%
          Maximum Surrender Charge (1)                            6%
          (computed as a percentage of purchase payments withdrawn)
          Transfer Fee                                           $0 (2)

     ANNUAL CONTRACT FEE (3)                                     $30

     SEPARATE ACCOUNT VA-1 ANNUAL EXPENSES (as a percentage of average daily net asset value)

          Mortality and Expense Risk Charge                      1.25%
          Administrative Expense Charge                          0.15%
                                                                 -----
             Total Separate Account VA-1 Annual Expenses         1.40%

-------------------------------------------------
(1) This charge does not apply or is reduced under certain circumstances. See "Surrender Charge."
(2) This charge is $25 for each transfer after the twelfth transfer during each Contract Year prior to the Annuity Commencement Date.
(3) This charge is not imposed during the Annuity Period and currently is not imposed if cumulative purchase payments are at least $75,000. See "Annual Contract Fee."

                 The Portfolios' Annual Expenses For 1997 Fiscal Year
                       (as a percentage of average net assets)



                                                   OTHER
                               MANAGEMENT      EXPENSES AFTER    TOTAL PORTFOLIO
                          FEES AFTER EXPENSE      EXPENSE           OPERATING
                             REIMBURSEMENT     REIMBURSEMENT (3)    EXPENSES (1)
                          ------------------   ----------------- ---------------
 VIP Money Market                0.21%              0.10%              0.31%
 VIP High Income                 0.59%              0.12%              0.71%
 VIP Equity-Income               0.50%              0.08%              0.58%
 VIP Growth                      0.60%              0.09%              0.69%
 VIP Overseas                    0.75%              0.17%              0.92%
 VIPII Investment Grade Bond     0.44%              0.14%              0.58%
 VIPII Asset Manager             0.55%              0.10%              0.65%
 VIPII Index 500                 0.24%              0.04%              0.28% (2)
 VIPII Contrafund                0.60%              0.11%              0.71%
 MFS Emerging Growth             0.75%              0.12%              0.87%
 MFS Research                    0.75%              0.13%              0.88%
 MFS Growth With Income          0.75%              0.25% (4)          1.00% (4)
 MFS Total Return                0.75%              0.25% (4)          1.00% (4)
 MFS Utilities                   0.75%              0.25% (4)          1.00% (4)
 MFS Value                       0.75%              0.25% (4)          1.00% (4)




(1) A portion of the brokerage commissions certain Fidelity Portfolios paid was used to reduce their expenses. In addition, certain Fidelity Portfolios have entered into arrangements with their custodian whereby credits realized, as a result of uninvested cash balances were used to reduce custodian expenses. Including these reductions, total annual expenses would have been: for VIP Equity-Income Portfolio: 0.57%; for VIP Growth
     Portfolio: 0.67%; for VIP Overseas Portfolio: 0.90%; for VIPII Asset Manager Portfolio: 0.64%; and for VIPII Contrafund Portfolio: 0.68%.




(2) Certain expenses were voluntarily reduced by the investment adviser. Absent reimbursement, management fees, other expenses and total operating expenses would have been 0.27%, 0.13% and 0.40%, respectively, for VIPII Index 500 Portfolio.


(3) Each MFS Portfolio has an expense offset arrangement which reduces the Portfolios' custodian fee based upon the amount of cash maintained by the Portfolio with its custodian and dividend disbursing agent, and may enter into other such arrangements and directed brokerage arrangements (which would also have the effect of reducing the Portfolios' expenses). Any such fee reductions are not reflected under "Other Expenses."


(4) The investment adviser has agreed to bear expenses for these MFS Portfolios, subject to reimbursement by each Portfolio, such that each Portfolio's "Other Expenses" shall not exceed 0.25% of the average daily net assets of the Portfolio during the current fiscal year. Otherwise, "Other Expenses" and "Total Portfolio Operating Expenses" for these MFS Portfolios would be:



                                                  TOTAL PORTFOLIO OPERATING
                              OTHER EXPENSES              EXPENSES
MFS Growth With Income. . . . . . 0.35%                     1.10%
MFS Total Return. . . . . . . . . 0.27%                     1.02%
MFS Utilities . . . . . . . . . . 0.45%                     1.20%
MFS Value . . . . . . . . . . . . 1.33%                     2.08%


---------------------------------------------

EXAMPLE


If an Owner surrenders a Contract or annuitizes under circumstances requiring the payment of a Surrender Charge at the end of the applicable time period, the Owner would pay the following expenses on a $1,000 investment, assuming a 5% annual return on assets and assuming that Portfolio operating expenses will be constant at their fiscal 1997 levels:


 If all amounts invested in one of
 the following Portfolios:
                               1 YEARS        3 YEARS          5 YEARS     10 YEARS
--------------------------------------------------------------------------------
 VIP Money Market. . . . . . .    $74           $105              $136       $208
 VIP High Income . . . . . . .     77            117               156        249
 VIP Equity-Income . . . . . .     76            113               150        236
 VIP Growth. . . . . . . . . .     77            116               155        247
 VIP Overseas. . . . . . . . .     79            123               166        270
 VIPII Investment Grade Bond .     76            113               150        236
 VIPII Asset Manager . . . . .     77            115               153        243
 VIPII Index 500 . . . . . . .     73            104               134        204
 VIPII Contrafund. . . . . . .     77            117               156        249
 MFS Emerging Growth . . . . .     79            121               164        266
 MFS Research. . . . . . . . .     79            121               165        267
 MFS Growth with Income. . . .     80            125               171        278
 MFS Total Return. . . . . . .     80            125               171        278
 MFS Utilities . . . . . . . .     80            125               171        278
 MFS Value . . . . . . . . . .     80            125               171        278



EXAMPLE

If an Owner does not surrender a Contract and does not annuitize under circumstances requiring the payment of a Surrender Charge, a $1,000 investment would be subject to the following expenses, assuming a 5% annual return on assets and assuming that Portfolio operating expenses will be constant at their fiscal 1997 levels:


If all amounts are invested in
one of the following
Portfolios:


                             1 YEARS      3 YEARS          5 YEARS      10 YEARS
--------------------------------------------------------------------------------
 VIP Money Market............  $18          $56             $ 96          $208
 VIP High Income.............   22           68              116           249
 VIP Equity-Income...........   21           64              110           236
 VIP Growth..................   22           67              115           247
 VIP Overseas................   24           74              126           270
 VIPII Investment Grade Bond.   21           64              110           236
 VIPII Asset Manager.........   21           66              113           243
 VIPII Index 500.............   18           55               94           204


                                          10


If all amounts invested in
one of the following
Portfolios:                 1 YEARS       3 YEARS          5 YEARS      10 YEARS
--------------------------------------------------------------------------------
 VIPII Contrafund. . . . .     $22          $68             $116          $249
 MFS Emerging Growth . . .      24           73              124           266
 MFS Research. . . . . . .      24           73              125           267
 MFS Growth with Income. .      25           76              131           278
 MFS Total Return. . . . .      25           76              131           278
 MFS Utilities . . . . . .      25           76              131           278
 MFS Value . . . . . . . .      25           76              131           278



     THE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. Similarly, the assumed 5% annual rate of return is not an estimate or a guarantee of future investment performance.

                                       SYNOPSIS

     This synopsis should be read together with the other information set forth in this Prospectus. Certain variations due to requirements of a particular state are described in supplements which are attached to this Prospectus, or in endorsements to a Contract, as appropriate. The Contracts are designed to provide retirement benefits through the accumulation of purchase payments on a fixed or variable basis, and by the application of such accumulations to provide Fixed or Variable Annuity Payments.

FLEXIBLE PREMIUM PAYMENTS


     This Prospectus describes The Chairman combination fixed and variable annuity contract. After payment of an initial purchase payment of at least $5,000 (or $2,000 for Qualified Contracts issued in connection with Section 408(b) Individual Retirement Annuities and Section 408(k) Simplified Employee Pensions), the frequency and the amount of purchase payments are determined by the Contract Owner, subject to certain limits. See "Contract Issuance and Purchase Payments."


MINIMUM INVESTMENT REQUIREMENTS


     The initial purchase payment must be at least $5,000 (or $2,000 for Qualified Contracts issued in connection with Section 408(b) Individual Retirement Annuities and Section 408(k) Simplified Employee Pensions). The amount of any subsequent purchase payment must be at least $50. If the Account Value for a Contract falls below $500, American Franklin may cancel the Owner's interest in the Contract and treat it as a full surrender. Different termination provisions apply in the case of Individual Retirement Annuities. American Franklin also may transfer funds from a Division (other than the VIP Money Market Division) or Guarantee Period under a Contract without charge to the VIP Money Market Division if the Account Value of that Division or Guarantee Period falls below $500. See "Contract Issuance and Purchase Payments."


PURCHASE PAYMENT ACCUMULATION

     Purchase payments will be accumulated on a variable or fixed basis until the Annuity Commencement Date. For variable accumulation, part or all of the Account Value may be allocated to one or more of the 15 available Divisions of Separate Account VA-1. Each such Division invests solely in shares of one of 15 corresponding Portfolios. See "The Portfolios." As the value of the investments in a Portfolio's shares increases or decreases, the value of accumulated purchase payments allocated to the corresponding Division increases or decreases, subject to applicable charges and deductions. See "Variable Account Value."

     For fixed accumulation, part or all of the Account Value may be allocated to one or more of the three Guarantee Periods currently available in the Fixed Account. Each Guarantee Period is for a different period of time and has a different Guaranteed Interest Rate. While allocated to a Guarantee Period, the value of accumulated purchase payments increases at the Guaranteed Interest Rate applicable to that Guarantee Period. See "The Fixed Account."

FIXED AND VARIABLE ANNUITY PAYMENTS

     An Owner may elect to receive Fixed or Variable Annuity Payments, or a combination thereof, commencing on the Annuity Commencement Date. Fixed Annuity Payments are periodic payments from American Franklin, the amount of which is fixed and guaranteed by American Franklin. The amount of the payments will depend on the Annuity Payment Option chosen, the age and, in some cases, sex of the Annuitant, and the total amount of Account Value applied to the fixed Annuity Payment Option.

     Variable Annuity Payments are similar to Fixed Annuity Payments, except that the amount of each periodic payment from American Franklin will vary reflecting the net investment return of the Division or Divisions chosen in connection with a variable Annuity Payment Option. If the net investment return for a given month exceeds the assumed interest rate used in the Contract's annuity tables, the monthly payment will be greater than the previous payment. If the net investment return for a month is less than the assumed interest rate, the monthly payment will be less than the previous payment. The assumed interest rate used in the Contract's annuity tables is 3.5%. American Franklin may in the future offer other forms of Contract with a lower assumed interest rate, and reserves the right to discontinue the offering of the higher interest rate form of Contract. See "Annuity Period and Annuity Payment Options." Under current federal income tax law, Variable Annuity Payments may not be available in connection with Section 457 Plans.

CHANGES IN ALLOCATIONS AMONG DIVISIONS AND GUARANTEE PERIODS

     Prior to the Annuity Commencement Date, an election with respect to the allocation of future purchase payments to each of the various Divisions and Guarantee Periods may be modified by the Owner, without charge.

     In addition, the Account Value may be reallocated by the Owner among the Divisions and Guarantee Periods prior to the Annuity Commencement Date. Transfers out of a Guarantee Period, however, are subject to limitations as to amount. For these and other terms and conditions of transfer, see "Transfer, Surrender and Partial Withdrawal of Account Value - Transfers."

     After the Annuity Commencement Date, transfers may be made among the Divisions or to a fixed Annuity Payment Option, but transfers from a fixed Annuity Payment Option may not be made. See "Annuity Period and Annuity Payment Options - Transfers."

SURRENDERS, WITHDRAWALS AND CANCELLATIONS

     A total surrender of or partial withdrawal from a Contract may be made at any time prior to the Annuity Commencement Date, by written request to American Franklin at its Administrative Office. A Surrender Charge may be assessed and surrenders and withdrawals may be subject to tax and tax penalties. The maximum Surrender Charge (computed as a percentage of purchase payments withdrawn) is 6% of purchase payments withdrawn during the first two years after they were received. See "Surrenders and Partial Withdrawals" and "Charges Under the Contracts - Surrender Charge."


     A Contract may be canceled by the Owner by delivering it or mailing it with a written cancellation request to American Franklin's Administrative Office before the close of business on the tenth day after the Contract is received. (In some states, the Contract may provide for a 20 or 30-day, rather than a ten-day period. In South Dakota, a Contract may be returned for cancellation to American Franklin's Administrative Office, or to the agent through whom the Contract was purchased, within ten days after delivery.) If the foregoing items are sent by mail, properly addressed and postage prepaid, they will be deemed to be received by American Franklin on the date of the postmark. If a Contract is canceled during this period, American Franklin will refund the Account Value plus any premium taxes and Annual Contract Fee that have been deducted. In states where the law so requires, however, American Franklin will refund the greater of that amount or the amount of purchase payments, or, if the law permits, the amount of purchase payments.


DEATH BENEFIT

     In the event that the Annuitant (where there is no surviving Contingent Annuitant) or Owner dies prior to the Annuity Commencement Date, a benefit is payable to the Beneficiary. See "Death Benefit."

LIMITATIONS IMPOSED BY EMPLOYEE BENEFIT OR DEFERRED COMPENSATION PLANS

     Certain rights the Owner would otherwise have under a Contract may be limited by the terms of any applicable employee benefit or deferred compensation plan. These limitations may restrict such things as total and partial surrenders, the amount or timing of purchase payments that may be made, when annuity payments must start and the type of annuity options that may be selected. This Prospectus contains no information concerning any such employee benefit or deferred compensation plans. Accordingly, the Owner should become familiar with these and all other aspects of any retirement or deferred compensation plan in connection with which a Contract is used. Further information relating to some employee benefit plans may be obtained from the disclosure documents required to be distributed to employees under the Employee Retirement Income Security Act of 1974. American Franklin is not responsible for monitoring or assuring compliance with the provisions of any retirement or deferred compensation plan.

COMMUNICATIONS TO AMERICAN FRANKLIN

     All communications to American Franklin should be directed to its Administrative Office and should include the Contract number, the Owner's name and, if different, the Annuitant's name. Communications should not be directed to American Franklin's Home Office.

     Except as otherwise specified in this Prospectus, purchase payments or other communications are deemed received at American Franklin's Administrative Office on the actual date of receipt there in proper form unless received (1) after the close of regular trading on the New York Stock Exchange or (2) on a date that is not a Valuation Date. In either of these two cases, the date of receipt will be deemed to be the next Valuation Date.

FINANCIAL AND PERFORMANCE INFORMATION


     Financial statements of American Franklin and Separate Account VA-1 are included in the Statement of Additional Information. See "Table of Contents of Statement of Additional Information.


     From time to time, Separate Account VA-1 may include in advertisements and other sales materials several types of performance information for the Divisions, including "average annual total return," "total return," and "cumulative total return." The VIPII Investment Grade Bond Division and the VIP High Income Division may also advertise "yield." The VIP Money Market Division may advertise "yield" and "effective yield."

     Each of these figures is based upon historical information and is not necessarily representative of the future performance of a Division. Moreover, these performance figures do not represent the actual experience of amounts invested by a particular Owner. The investment experience for each Division reflects the investment performance of the separate investment Portfolio currently funding such Division for the periods stated, except that for periods prior to the time when the Contract became available, the results were calculated by applying all applicable charges and fees at the separate account level for the Contract, as noted below, to the historical Portfolio performance results for such periods.

     Average annual total return, total return, and cumulative total return calculations measure the net income of a Division plus the effect of any realized or unrealized appreciation or depreciation of the underlying investments in the Division for the period in question. Average annual total return figures are annualized and, therefore, represent the average annual percentage change in the value of an investment in a Division over the applicable period. Total return figures are also annualized, but do not, as described below, include the effect of any applicable Surrender Charge or Annual Contract Fee. Cumulative total return figures represent the cumulative change in value of an investment in a Division for various periods.

     Yield is a measure of the net dividend and interest income earned over a specific one month or 30-day period (seven-day period for the VIP Money Market Division) expressed as a percentage of the value of the Division's Accumulation Units. Yield is an annualized figure, which means that it is assumed that the Division generates the same level of net income over a one year period which is compounded on a semi-annual basis. The effective yield for the VIP Money Market Division is calculated similarly but includes the effect of assumed compounding. The VIP Money Market Division's effective yield will be slightly higher than its yield due to this compounding effect.

     Average annual total return figures include the deduction of all recurring charges and fees applicable under the Contract to all Owner accounts, including the mortality and expense risk charge, the administrative expense charge, the applicable Surrender Charge that may be imposed at the end of the period in question, and a pro-rated portion of the Annual Contract Fee. Yield, effective yield, total return, and cumulative total return figures do not include the effect of any Surrender Charge that may be imposed upon the redemption of Accumulation Units, and thus may be higher than if such charge were deducted. Total return and cumulative total return figures also do not include the effect of the Annual Contract Fee. American Franklin may waive or reimburse certain fees or charges applicable to the Contract and such waivers or reimbursements will affect each Division's performance results. Additional information concerning a Division's performance appears in the Statement of Additional Information.

     American Franklin may also advertise its ratings by independent financial rating services, such as A.M. Best Company, Standard & Poor's, and Duff & Phelps. The ratings from these three nationally recognized rating organizations reflect the claims paying ability and financial strength of American Franklin and are not a rating of investment performance that purchasers of insurance products have experienced or are likely to experience in the future.

In addition, American Franklin may include in certain advertisements endorsements in the form of a list of organizations, individuals or other parties that recommend American Franklin or the Contracts. American Franklin may occasionally include in advertisements comparisons of currently taxable and tax-deferred investment programs, based on selected tax brackets, or discussions of alternative investment vehicles and general economic conditions.

                               ACCUMULATION UNIT VALUES
             (FOR AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT THE PERIOD)
                                SEPARATE ACCOUNT VA-1
                           CONDENSED FINANCIAL INFORMATION

                                                                      NUMBER OF
                                                                    ACCUMULATION
                                       ACCUMULATION  ACCUMULATION      UNITS
                                           UNIT          UNIT       OUTSTANDING
                                         VALUE AT      VALUE AT         AT
                                        FEBRUARY 28,  DECEMBER 31,  DECEMBER 31,
                                            1997*         1997         1997
                                      ------------------------------------------
 VIP Money Market Division                  5.00          5.14       415,509
 VIP Equity-Income Division                 5.00          5.99       945,566
 VIP Growth Division                        5.00          5.65       755,694
 VIP Overseas Division                      5.00          5.54       193,892
 VIP High Income Division                   5.00          5.89       186,285
 VIPII Investment Grade Bond Division       5.00          5.32        71,989
 VIPII Asset Manager Division               5.00          5.78       228,526
 VIPII Index 500 Division                   5.00          6.21       680,587
 VIPII Contrafund Division                  5.00          5.83       433,486
 MFS Emerging Growth Division               5.00          5.50       383,222
 MFS Research Division                      5.00          5.61       780,716
 MFS Growth With Income Division            5.00          6.09       228,416
 MFS Total Return Division                  5.00          5.73       626,024
 MFS Utilities Division                     5.00          6.01       151,829
 MFS Value Division                         5.00          5.99       100,943


*Date on which the Division first became available.




                                 FINANCIAL STATEMENTS

     The financial statements for Separate Account VA-1 and American Franklin are located in the Statement of Additional Information. See the cover page of the Prospectus for information on how to obtain a copy of the Statement of Additional Information. The financial statements of American Franklin should be considered only as bearing on the ability of American Franklin to meet its contractual obligations under the Contracts; they do not bear on the investment performance of Separate Account VA-1.


                                  AMERICAN FRANKLIN

     American Franklin is a legal reserve stock life, accident and health insurance company organized under the laws of the State of Illinois in 1981. It is engaged in the writing of term insurance, universal and variable universal life insurance and single premium whole life insurance and the sale of disability insurance. American Franklin currently has other separate accounts which issue interests in variable insurance policies. American Franklin is presently authorized to write insurance in forty-six states, the District of Columbia and Puerto Rico. American Franklin's Home Office is located at #1 Franklin Square, Springfield, Illinois 62713. American Franklin's Administrative Office is located at 2727-A Allen Parkway 3-50, Houston, Texas 77019-2191; mailing address - P.O. Box 4636, Houston, Texas 77210-4636.

     American Franklin is a wholly-owned subsidiary of The Franklin Life Insurance Company ("The Franklin"). The Franklin is a legal reserve stock life insurance company organized under the laws of the State of Illinois in 1884.
The Franklin issues individual life insurance, annuity and accident and health insurance policies, group annuities and group life and health insurance and offers a variety of whole life, life, retirement income and level and decreasing term insurance plans. The Franklin's home office is located at #1 Franklin Square, Springfield, Illinois 62713.

     The Franklin is a wholly-owned subsidiary of AGC Life Insurance Company ("AGC Life"). American General Corporation ("American General") owns all of the outstanding shares of common stock of AGC Life. The address of AGC Life is American General Center, Nashville, Tennessee 37250-0001. The address of American General is 2929 Allen Parkway, Houston, Texas 77019-2155. American General is one of the largest diversified financial services organizations in the United States. American General's operating subsidiaries are leading providers of retirement services, consumer loans and life insurance. American General was incorporated as a general business corporation in Texas in 1980 and is the successor to American General Insurance Company, an insurance company incorporated in Texas in 1926.

                                SEPARATE ACCOUNT VA-1

     Separate Account VA-1 was established on May 22, 1996 and currently consists of 15 Divisions, all of which are available under the Contracts offered by this Prospectus. Separate Account VA-1 is registered with the Securities and Exchange Commission as a unit investment trust under the 1940 Act. This registration does not involve any supervision by the Securities and Exchange Commission of the management or investment policies of Separate Account VA-1. A unit investment trust is a type of investment company. Separate Account VA-1 meets the definition of a "separate account" under federal securities laws.

     The operations of each Division of Separate Account VA-1 are part of American Franklin's general operations and the assets of Separate Account VA-1 belong to American Franklin. Under Illinois law and the terms of the Contracts, the assets of Separate Account VA-1 will not be chargeable with liabilities arising out of any other business which American Franklin may conduct, but will be held exclusively to meet American Franklin's obligations under variable annuity contracts. Furthermore, the income, gains, and losses, whether or not realized, from assets allocated to Separate Account VA-1, are, in accordance with the Contracts, credited to or charged against Separate Account VA-1 without regard to other income, gains, or losses of American Franklin.

                                    THE PORTFOLIOS

     The variable benefits under the Contracts are funded by 15 Divisions of Separate Account VA-1. These Divisions invest in shares of 15 separate investment Portfolios of three mutual funds that are sold, without sales charges, exclusively to insurance company separate accounts and that are not sold directly to the public. Each of these mutual funds also offers its shares to variable annuity and variable life insurance separate accounts of insurers that are not affiliated with American Franklin. American Franklin does not see any conflict between Owners of Contracts and owners of variable life insurance policies or variable annuity contracts issued by insurance companies not affiliated with American Franklin. Nevertheless, the Boards of Trustees of each of these mutual funds will monitor to identify any material irreconcilable conflicts that may develop and determine what, if any, action should be taken in response. If it becomes necessary for any separate account to replace shares of any Portfolio with another investment, the Portfolio may have to liquidate securities on a disadvantageous basis.

     Any dividends or capital gain distributions attributable to Contracts are automatically reinvested in shares of the Portfolio from which they are received at the Portfolio's net asset value on the date of payment. Such dividends and distributions will have the effect of reducing the net asset value of each share of the corresponding Portfolio and increasing, by an equivalent value, the number of shares outstanding of the Portfolio. However, the value of an Owner's interest in the corresponding Division will not change as a result of any such dividends and distributions.


     Each Portfolio of the Funds has a different investment objective which it tries to achieve by following separate investment policies. The objectives and policies of each Portfolio will affect its return and its risks. The investment objectives, policies, restrictions and risks of the Portfolios of the Funds are described in detail in the Prospectuses for the Funds, which are attached to this Prospectus, and in the Funds' Statements of Additional Information. The investment objectives and policies of certain Portfolios are similar to the investment objectives and policies of other funds that may be managed by the same investment adviser. The investment results of the Portfolios, however, may be higher or lower than the results of such other funds. There can be no assurance, and no representation is made, that the investment results of any of the Portfolios will be comparable to the investment results of any other fund, even if the other fund has the same investment adviser. The policies and objectives of the Portfolios of the Variable Insurance Products Fund corresponding to the Divisions currently available for investment under the Contracts may be summarized as follows:



     VIP Money Market Portfolio seeks to obtain as high a level of current income as is consistent with preserving capital and providing liquidity. The Portfolio will invest only in high-quality U.S. dollar denominated money market securities of domestic and foreign issuers.



     VIP High Income Portfolio seeks to obtain a high level of current income by investing primarily in high yielding, lower rated fixed-income securities, while also considering growth of capital. The Portfolio may purchase lower-quality bonds which provide poor protection for payment of principal and interest (commonly referred to as "junk bonds").

     For a discussion of the risks of investment in these securities, please see the Prospectus for the Variable Insurance Products Fund, which is attached to this Prospectus.



     VIP Equity-Income Portfolio seeks reasonable income by investing primarily in income-producing equity securities. In choosing these securities, the Portfolio will also consider the potential for capital appreciation. The Portfolio's goal is to achieve a yield which exceeds the composite yield on the securities comprising the Standard & Poor's 500 Composite Stock Price Index.



     VIP Growth Portfolio seeks to achieve capital appreciation. The Portfolio normally purchases common stocks, although its investments are not restricted to any one type of security. Capital appreciation may also be found in other types of securities including bonds and preferred stocks.



     VIP Overseas Portfolio seeks long-term growth of capital primarily through investments in foreign securities. VIP Overseas Portfolio provides a means for investors to diversify their own portfolios by participating in companies and economies outside of the United States.


     The policies and objectives of the Portfolios of the Variable Insurance Products Fund II corresponding to the Divisions currently available for investment under the Contracts may be summarized as follows:


     VIPII Investment Grade Bond Portfolio seeks as high a level of current income as is consistent with the preservation of capital by investing in a broad range of investment-grade fixed-income securities. The Portfolio will maintain a dollar-weighted average portfolio maturity of ten years or less.



     VIPII Asset Manager Portfolio seeks a high total return with reduced risk over the long-term by allocating its assets among domestic and foreign stocks, bonds and short-term money market instruments.



     VIPII Index 500 Portfolio seeks investment results that correspond to the total return (I.E., the combination of capital changes and income) of common stocks publicly traded in the United States, as represented by Standard & Poor's 500 Composite Stock Price Index, while keeping transaction costs and other expenses low.



     VIPII Contrafund Portfolio seeks to increase the value of investments over the long term by investing in securities of companies whose value FMR believes is not fully recognized by the public, that are undervalued or out-of-favor.


     The policies and objectives of the Portfolios of the MFS Variable Insurance Trust corresponding to the Divisions currently available for investment under the Contracts may be summarized as follows:

     MFS Emerging Growth Portfolio seeks to provide long-term growth of capital.

     MFS Research Portfolio seeks to provide long-term growth of capital and future income.

     MFS Growth With Income Portfolio seeks to provide reasonable current income and long-term growth of capital and income.

     MFS Total Return Portfolio seeks primarily to provide above-average income (compared to a portfolio invested entirely in equity securities) consistent with the prudent employment of capital, and secondarily to provide a reasonable opportunity for growth of capital and income.

     MFS Utilities Portfolio seeks capital growth and current income (income above that available from a portfolio invested entirely in equity securities).

     MFS Value Portfolio seeks capital appreciation.


     Except for the VIP Money Market, VIPII Investment Grade Bond, VIPII Index 500 and MFS Growth With Income Portfolios, the Portfolios may purchase lower-quality bonds which provide poor protection for payment of principal and interest (commonly referred to as "junk bonds"). These securities are often in default or are highly speculative. Lower-quality bonds involve greater risk of default or price changes than securities assigned a higher quality rating due to changes in the issuer's creditworthiness. This is an aggressive approach to income investing. For a discussion of the risks of investment in these securities, please see the Prospectuses for the Funds, which are attached to this Prospectus.


     There is no guarantee that any Portfolio will achieve its objective. In addition, the Funds' Prospectuses advise that no single Portfolio constitutes a balanced investment plan.


     Subject to the approval and supervision of the Funds' Boards of Trustees, Fidelity Management & Research Company ("FMR") manages the day-to-day investment operations of the Variable Insurance Products Fund and the Variable Insurance Products Fund II and exercises overall responsibility for the investment and reinvestment of their assets. See the Prospectus of the Variable Insurance Products Fund and the Variable Insurance Products Fund II for a description of the experience and qualifications of FMR. For managing each Portfolio's investments and business affairs, each Portfolio of the Variable Insurance Products Fund and the Variable Insurance Products Fund II pays FMR a monthly fee. See the Prospectus and Statement of Additional Information of the Variable Insurance Products Fund and the Variable Insurance Products Fund II for a description of the way in which this fee is calculated.


     Massachusetts Financial Services Company ("MFS") provides the Portfolios of the MFS Variable Insurance Trust with overall investment advisory and administrative services, as well as general office facilities. Subject to such policies as the Board of Trustees may determine, MFS makes investment decisions for each Portfolio of the MFS Variable Insurance Trust. See the Prospectus of the MFS Variable Insurance Trust for a description of the experience and qualifications of MFS. For its services and facilities, MFS receives a monthly management fee. See the Prospectus and Statement of Additional Information of the MFS Variable Insurance Trust for a description of the way in which this fee is calculated.

     BEFORE SELECTING ANY DIVISION, the Owner should carefully read the Prospectuses for the Funds, which includes more complete information about each Portfolio, including investment objectives and policies, charges and expenses. An Owner may obtain additional copies of the Prospectuses of the Funds by contacting American Franklin's Administrative Office.

     American Franklin may enter into agreements with the investment advisers of the Funds that provide for the investment adviser to reimburse American Franklin for certain costs incurred in connection with administering the Funds as variable funding options for the Contracts. Currently, American Franklin and MFS have entered into an arrangement whereby MFS or its affiliates will pay a fee to American Franklin equal, on an annualized basis, to a percentage of the aggregate net assets of each of the Portfolios of the MFS Variable Insurance Trust attributable to the Contracts. This fee will not be paid by the Portfolios, their shareholders or the Owners.


     Affiliates of FMR may compensate American Franklin or an affiliate for administrative, distribution, or other services relating to the portfolios of the Funds. Such compensation is generally based on assets of the portfolios attributable to the Contracts and certain other variable contracts issued by American Franklin and its affiliates.


VOTING PRIVILEGES

     The Owner prior to the Annuity Commencement Date and the Annuitant or other payee during the Annuity Period (or in the case of a Section 457 Contract, the Owner during the Annuity Period) will be entitled to give American Franklin instructions as to how Portfolio shares held in the Divisions of Separate Account VA-1 attributable to his or her Contract should be voted at meetings of shareholders of the Portfolio. Those persons entitled to give voting instructions and the number of votes for which they may give directions will be determined as of the record date for a meeting. Separate Account VA-1 will vote all shares of each Portfolio that it holds of record in accordance with instructions received with respect to all American Franklin annuity contracts participating in that Portfolio.

     Separate Account VA-1 will also vote all shares of each Portfolio for which no instructions have been received for or against any proposition in the same proportion as the shares for which voting instructions were received.

     Prior to the Annuity Commencement Date, the number of votes each Owner is entitled to direct with respect to a particular Portfolio is equal to (a) the Owner's Variable Account Value attributable to that Portfolio divided by (b) the net asset value of one share of that Portfolio. In determining the number of votes, fractional votes will be recognized. While a variable Annuity Payment Option is in effect, the number of votes an Annuitant or payee (or in the case of a Section 457 Contract, the Owner) is entitled to direct with respect to a particular Portfolio will be computed in a comparable manner, based on American Franklin's liability for future Variable Annuity Payments with respect to the Annuitant or payee as of the record date. Such liability for future payments will be calculated on the basis of the mortality assumptions and the assumed interest rate used in determining the number of Annuity Units under a Contract and the applicable value of an Annuity Unit on the record date.

     Portfolio shares held by insurance company separate accounts other than Separate Account VA-1 will generally be voted in accordance with instructions of participants in such other separate accounts.

     American Franklin believes that its voting instruction procedures comply with current federal securities law requirements and interpretations thereof. However, American Franklin reserves the right to modify these procedures in any manner consistent with applicable legal requirements and interpretations as in effect from time to time.

                                  THE FIXED ACCOUNT

     AMOUNTS IN THE FIXED ACCOUNT OR SUPPORTING FIXED ANNUITY PAYMENTS BECOME PART OF AMERICAN FRANKLIN'S GENERAL ACCOUNT. BECAUSE OF EXEMPTIVE AND EXCLUSIONARY PROVISIONS, INTERESTS IN THE GENERAL ACCOUNT HAVE NOT BEEN REGISTERED UNDER THE SECURITIES ACT OF 1933, NOR IS THE GENERAL ACCOUNT REGISTERED AS AN INVESTMENT COMPANY UNDER THE 1940 ACT. AMERICAN FRANKLIN HAS BEEN ADVISED THAT THE STAFF OF THE SECURITIES AND EXCHANGE COMMISSION HAS NOT REVIEWED THE DISCLOSURES IN THIS PROSPECTUS THAT RELATE TO THE FIXED ACCOUNT OR FIXED ANNUITY PAYMENTS. DISCLOSURES REGARDING THESE MATTERS, HOWEVER, MAY BE SUBJECT TO CERTAIN GENERALLY APPLICABLE PROVISIONS OF THE FEDERAL SECURITIES LAWS RELATING TO THE ACCURACY AND COMPLETENESS OF STATEMENTS IN PROSPECTUSES.

     Obligations with respect to the Fixed Account are legal obligations of American Franklin and are supported by its General Account assets, which also support obligations incurred by American Franklin under other insurance and annuity contracts. Investments purchased with amounts allocated to the Fixed Account are the property of American Franklin, and Owners have no legal rights in such investments.

     Account Value that is allocated by the Owner to the Fixed Account earns a Guaranteed Interest Rate commencing with the date of such allocation. This Guaranteed Interest Rate continues for a number of years selected by the Owner from among the Guarantee Periods that American Franklin then offers. American Franklin currently makes available Guarantee Periods of one, three and five years. Each Guarantee Period has its own Guaranteed Interest Rate, which may differ from those for other Guarantee Periods. At the end of a Guarantee Period, the Owner's Account Value in that Guarantee Period, including interest accrued thereon, will be allocated to a new Guarantee Period of the same length unless American Franklin has received a written request from the Owner to allocate this amount to a different Guarantee Period or periods or to one or more of the Divisions of Separate Account VA-1. American Franklin must receive this written request at least three Valuation Dates prior to the end of the Guarantee Period. If the Owner has not provided such written request and the renewed Guarantee Period extends beyond the scheduled Annuity Commencement Date, American Franklin will nevertheless contact the Owner regarding the scheduled Annuity Commencement Date. If the Owner elects to annuitize in this circumstance, the Surrender Charge may be waived. See "Annuity Payment Options" and "Surrender Charge." The first day of the new Guarantee Period (or other reallocation) will be the day after the end of the prior Guarantee Period. American Franklin will notify the Owner at least 30 days and not more than 60 days prior to the end of any Guarantee Period. If the Owner's Account Value in a Guarantee Period is less than $500, American Franklin reserves the right, without charge, automatically to transfer the balance to the VIP Money Market Division at the end of that Guarantee Period, unless American Franklin has received in good order written instructions to transfer such balance to a Division or to allocate such balance to a new Guarantee Period.

     American Franklin declares the Guaranteed Interest Rates from time to time as market conditions dictate. American Franklin advises an Owner of the Guaranteed Interest Rate for a chosen Guarantee Period at the time a purchase payment is received, a transfer is effected or a Guarantee Period is renewed. A different rate of interest may be credited to one Guarantee Period than to another Guarantee Period because the other Guarantee Period begins on a different date or is of a different length. Also, different rates of interest may be credited to a renewed Guarantee Period and a Guarantee Period in respect of a new Contract, an additional purchase payment or a transfer from the Variable Account that begin on the same date and are of the same length. The minimum Guaranteed Interest Rate is an effective annual rate of 3%.

     From time to time American Franklin will, at its discretion, change the Guaranteed Interest Rate for future Guarantee Periods of various lengths. These changes will not affect the Guaranteed Interest Rates being paid on Guarantee Periods that have already commenced. Each allocation or transfer of an amount to a Guarantee Period commences the running of a new Guarantee Period with respect to that amount, which will earn a Guaranteed Interest Rate that will continue unchanged until the end of that period. The Guaranteed Interest Rate will never be less than the minimum Guaranteed Interest Rate stated in each Contract. American Franklin reserves the right to change the Guarantee Periods available at any time.

     AMERICAN FRANKLIN'S MANAGEMENT MAKES THE FINAL DETERMINATION OF THE GUARANTEED INTEREST RATES TO BE DECLARED. AMERICAN FRANKLIN CANNOT PREDICT OR ASSURE THE LEVEL OF ANY FUTURE GUARANTEED INTEREST RATES IN EXCESS OF THE MINIMUM GUARANTEED INTEREST RATE STATED IN A CONTRACT.

     Information concerning the Guaranteed Interest Rates applicable to the various Guarantee Periods at any time may be obtained from an American Franklin sales representative or from American Franklin's Administrative Office.

                       CONTRACT ISSUANCE AND PURCHASE PAYMENTS


     The minimum initial purchase payment is $5,000 (or $2,000 for Qualified Contracts issued in connection with Section 408(b) Individual Retirement Annuities and Section 408(k) Simplified Employee Pensions). The amount of any subsequent purchase payment allocated to any Division or Guarantee Period must be at least $50. American Franklin reserves the right to modify these minimums, in its discretion. American Franklin may waive the minimum initial purchase payment for Contracts where the average purchase payment for a block of applicants meets the minimum purchase payment requirement but certain individual Contracts within the block may not meet this requirement.

American Franklin also may waive this requirement in the event of an exchange offer described under "Exchange of Other Variable Annuity Contracts."


     An application to purchase a Contract must be made by a signed written application form provided by American Franklin or by such other medium or format as may be agreed to by American Franklin. When a purchase payment accompanies an application to purchase a Contract and the application is properly completed, American Franklin will, within two business days after receipt of the application at its Administrative Office, either process the application, credit the purchase payment, and issue the Contract or reject the application and return the purchase payment.

     If the application or other information is incomplete when received, American Franklin will attempt to contact the applicant to complete the application or other information. If American Franklin cannot complete that process within five business days of receipt of the initial purchase payment, the entire initial purchase payment will be immediately returned unless the applicant has been informed of the delay and requests that the initial purchase payment not be returned. American Franklin will credit the balance of the initial purchase payment, after deduction of any charges and any applicable premium tax, to the Divisions and/or the Fixed Account selected by the applicant when the application or other information is complete. Subsequent purchase payments are credited as of the end of the Valuation Period in which they and any required written identifying information, are received at American Franklin's Administrative Office. American Franklin reserves the right to reject any application or purchase payment for any reason.


     If the Owner's Account Value in any Division falls below $500 because of a partial withdrawal from the Contract, American Franklin reserves the right to transfer, without charge, the remaining balance to the VIP Money Market Division. If the Owner's Account Value in any Division falls below $500 because of a transfer to another Division, Divisions or to the Fixed Account, American Franklin reserves the right to transfer the remaining balance in that Division, without charge and pro rata, to the Division, Divisions or Fixed Account to which the transfer was made. These minimum requirements are waived for transfers under the Variable Account Asset Rebalancing program. See "Variable Account Asset Rebalancing." If the Owner's total Account Value falls below $500, American Franklin may cancel the Contract. (In Texas, if the Owner's Account Value is less than $500 or would provide an income the initial amount of which is less than $20 per month and no purchase payments have been applied for a period of 2 full years, American Franklin may cancel the Contract upon 60 days' notice to the Owner and return the Owner's Account Value.) Different termination provisions apply in the case of Individual Retirement Annuities. Such a cancellation would be considered a full surrender of the Contract. American Franklin will provide an Owner with 60 days' advance notice of any such cancellation.



     So long as the Account Value does not fall below $500 (except in the case of Individual Retirement Annuities), an Owner is not required to make any further purchase payments. Subsequent purchase payments, however, may be made at any time prior to the Annuity Commencement Date and while the Owner and Annuitant are still living. Checks for subsequent purchase payments should be made payable to The American Franklin Life Insurance Company and forwarded directly to American Franklin's Administrative Office. American Franklin also accepts purchase payments by wire or by exchange from another insurance company. An Owner may obtain further information about how to make purchase payments by either of these methods from a sales representative or from American

Franklin's Administrative Office. Purchase payments pursuant to salary reduction plans may be made only with American Franklin's agreement. In the case of a Qualified Contract issued for use as an Individual Retirement Annuity, annual purchase payments may not, in general, exceed $2,000. However, if the Individual Retirement Annuity is a Simplified Employee Pension, annual purchase payments may not exceed $24,500, or if a Simple Retirement Account, annual purchase payments may not exceed the maximum amount allowed by law to be contributed to such plans. In the case of a Section 457 Contract, annual purchase payments may not, in general, exceed $7,500.


     Purchase payments begin to earn a return in the Divisions of Separate Account VA-1 or the Guarantee Periods of the Fixed Account as of the date they are credited to a Contract. The amount of each purchase payment that is to be allocated to each Division and each Guarantee Period is selected (in whole percentages) in the application form. These allocation percentages may be changed at any time by written notice to American Franklin.

                                    ACCOUNT VALUE

     Prior to the Annuity Commencement Date, the Account Value under a Contract is the sum of the Variable Account Value and Fixed Account Value, as discussed below.

VARIABLE ACCOUNT VALUE

     The Variable Account Value as of any Valuation Date prior to the Annuity Commencement Date is the sum of the Variable Account Values in each Division of Separate Account VA-1 as of that date. The Variable Account Value in any such Division is the product of the number of Accumulation Units in that Division multiplied by the value of one such Accumulation Unit as of that Valuation Date. There is no guaranteed minimum Variable Account Value. To the extent that the Account Value is allocated to Separate Account VA-1, the Owner bears the entire risk of investment losses.

     Accumulation Units in a Division are credited when purchase payments are allocated or amounts are transferred to that Division. Similarly, such Accumulation Units are canceled to the extent amounts are transferred or withdrawn from a Division or to the extent necessary to pay certain charges under the Contract. The crediting or cancellation of Accumulation Units is based on the value of such Accumulation Units at the end of the Valuation Date as of which the related amounts are being credited to or charged against the Variable Account Value.


     The value of an Accumulation Unit for a Division on any Valuation Date is equal to the previous value of that Division's Accumulation Unit multiplied by that Division's net investment factor for the Valuation Period ending on that Valuation Date. The value of an Accumulation Unit for each Division at the commencement of operations was $5.00.


     The net investment factor for a Division is determined by dividing (1) the net asset value per share of the Portfolio shares held by the Division, determined at the end of the current Valuation Period, plus the per share amount of any dividend or capital gains distribution made with respect to the Portfolio shares held by the Division during the current Valuation Period, by (2) the net asset value per share of the Portfolio shares held in the Division as determined at the end of the previous Valuation Period, and subtracting from that result a factor representing the mortality risk, expense risk and administrative expense charge.

FIXED ACCOUNT VALUE

     The Fixed Account Value as of any Valuation Date prior to the Annuity Commencement Date is the sum of the Fixed Account Value in each Guarantee Period as of that date. The Fixed Account Value in any Guarantee Period is equal to the following amounts, in each case increased by accrued interest at the applicable Guaranteed Interest Rate: (1) the amount of net purchase payments, renewals and transferred amounts allocated to the Guarantee Period less (2) the amount of any transfers or withdrawals out of the Guarantee Period, including withdrawals to pay applicable charges.

     Fixed Account Value is guaranteed by American Franklin. Therefore, American Franklin bears the investment risk with respect to amounts allocated to the Fixed Account, except to the extent that American Franklin may vary the Guaranteed Interest Rate for future Guarantee Periods (subject to the minimum Guaranteed Interest Rate stated in a Contract).

             TRANSFER, VARIABLE ACCOUNT ASSET REBALANCING, SURRENDER AND
                         PARTIAL WITHDRAWAL OF ACCOUNT VALUE

TRANSFERS

     Commencing 30 days after the Contract's date of issue and prior to the Annuity Commencement Date, Account Value may be transferred at any time among the available Divisions of Separate Account VA-1 and Guarantee Periods, subject to the conditions described below. Such transfers will be effective at the end of the Valuation Period in which American Franklin receives a written or telephone transfer request.

     If a transfer would cause the Account Value in any Division or Guarantee Period to fall below $500, American Franklin reserves the right also to transfer the remaining balance in that Division or Guarantee Period in the same proportions as the transfer request.

     Prior to the Annuity Commencement Date and after the first 30 days following the date of issue of the Contract, an Owner may make up to 12 transfers each Contact Year without charge, but each additional transfer will be subject to a $25 charge. Also, no more than 25% of the Account Value allocated to a Guarantee Period at its inception may be transferred during any Contract Year. This 25% limitation does not apply to transfers within 15 days before or after the end of the Guarantee Period in which the transferred amounts were being held to the same or another Guarantee Period, or to a renewal at the end of the Guarantee Period to a Guarantee Period of the same length.

     Subject to the above general rules concerning transfers, an automatic transfer plan may be established, whereby amounts are automatically transferred by American Franklin from the VIP Money Market Division to one or more other Divisions on a monthly, quarterly or semi-annual basis. Transfers under such automatic transfer plan will not count towards the 12 free transfers each Contract Year, and will not incur a $25 charge. Additional information about how to establish an automatic transfer program may be obtained from a sales representative or from American Franklin's Administrative Office.

     If the person or persons that are entitled to make transfers have provided a properly completed Telephone Transfer Privilege form that is on file with American Franklin, transfers may be made pursuant to telephone instructions, subject to the terms of the Telephone Transfer Privilege authorization.
American Franklin will honor telephone transfer instructions from any person who provides the correct information, so there is a risk of possible loss if unauthorized persons use this service in the Owner's name. Under the Telephone Transfer Privilege, American Franklin is not liable for any acts or omissions based upon instructions that it reasonably believes to be genuine, including losses arising from errors in the communication of transfer instructions. American Franklin has established procedures for accepting telephone transfer instructions, which include verification of the Contract number, the identity of the caller, both the Annuitant's and Owner's names, and a form of personal identification from the caller. American Franklin will mail to the Owner a written confirmation of the transaction. If several persons seek to effect telephone transfers at or about the same time, or if the recording equipment malfunctions, it may be impossible to make a telephone transfer at the time desired. If this occurs, the Owner should submit a written transfer request. Also, if, due to equipment malfunction or other circumstances, the recording of a telephone request is incomplete or not fully comprehensible, American Franklin will not process the transaction. The phone number for telephone exchanges is shown on the cover page of this Prospectus.

     The Contracts are not designed for professional market timing organizations or other entities utilizing programmed and frequent transfers. American Franklin reserves the right at any time and without prior notice to any party to terminate, suspend, or modify its policy regarding transfers.

VARIABLE ACCOUNT ASSET REBALANCING

     Variable Account Asset Rebalancing permits an Owner to authorize American Franklin to transfer automatically funds among the Divisions of Separate Account VA-1 on a quarterly, semi-annual or annual basis, measured from the Contract Anniversary date, so that the values in each Division on such date correspond to a percentage allocation of the total Variable Account Value designated by the Owner. Variable Account Asset Rebalancing may not be used to transfer amounts to or from any Guarantee Period.

     Variable Account Asset Rebalancing is designed to permit the exchange of Variable Account Value from those Divisions that have increased in value to those Divisions that have declined in value. Over time, this method of investing may aid an Owner in purchasing at lower prices and selling at higher prices, although there can be no assurance of this and this method does not guarantee that the Owner will experience profits or that the Owner will not experience losses.

     This option is available for Contracts having an Account Value of at least $25,000 at the time the application to enroll in the Variable Account Asset Rebalancing Program is received by American Franklin. An Owner may submit an application to enroll in the program at any time, and once enrolled, an Owner may discontinue his or her participation in the program at any time effective after a written notice to such effect is received by American Franklin. Transfers under the Variable Account Asset

Rebalancing Program will not count towards the twelve free transfers each Contract Year, and will not incur a $25 charge. See "Transfers," immediately above.

SURRENDERS AND PARTIAL WITHDRAWALS

     At any time prior to the Annuity Commencement Date and while the Annuitant is still living, the Owner may make a full surrender of or partial withdrawal from his or her Contract.

     The amount payable to the Owner upon full surrender is the Owner's Account Value at the end of the Valuation Period in which American Franklin receives a written surrender request in good order, minus any applicable Surrender Charge, minus the amount of any uncollected Annual Contract Fee (see "Annual Contract Fee") and minus any applicable premium tax. American Franklin's current practice is to require that the Owner return the Contract with any request for a full surrender. After a full surrender, or if the Owner's Account Value falls to zero, all rights of the Owner, Annuitant or any other person with respect to the Contract will terminate. All collateral assignees of record must consent to any full surrender or partial withdrawal.

     A written request for a partial withdrawal should specify the Divisions of Separate Account VA-1, or the Guarantee Periods of the Fixed Account, from which the Owner wishes the partial withdrawal to be made. If not specified, or if the withdrawal cannot be made in accordance with the Owner's specification, to the extent necessary the withdrawal will be taken pro-rata from the Divisions and Guarantee Periods, based on the Account Value in each. Partial withdrawal requests must be for at least $100 or, if less, all of the Account Value. If the remaining Account Value in a Division or Guarantee Period would be less than $500 as a result of the withdrawal (except for the VIP Money Market Division), American Franklin reserves the right to transfer, without charge, the remaining balance to the VIP Money Market Division. Unless the Owner requests otherwise, upon a partial withdrawal, the Accumulation Units and Fixed Account interests that are cancelled will have a total value equal to the amount of the withdrawal request, and the amount payable to the Owner will be the amount of the withdrawal request less any Surrender Charge, uncollected Annual Contract Fee and premium tax if applicable, payable upon the partial withdrawal.

     American Franklin also makes available a systematic withdrawal plan under which automatic partial withdrawals may be made at periodic intervals in a specified amount, subject to the terms and conditions applicable to other partial withdrawals. Additional information about how to establish such a systematic withdrawal program may be obtained from a sales representative or from American Franklin's Administrative Office. American Franklin reserves the right to modify or terminate the procedures for systematic withdrawals at any time.

     There are certain restrictions on Section 403(b) tax sheltered annuities. Contributions to the Contract and any increases in cash value may not be distributed unless the Owner/employee has (a) attained age 59 1/2,
(b) terminated employment, (c) died, (d) become disabled or (e) experienced financial hardship. Distributions due to financial hardship or separation from service may still be subject to a penalty tax of 10%. A payment by American Franklin pursuant to a full surrender or partial withdrawal may be subject to federal income tax withholding and federal tax penalties. See "Federal Income Tax Matters."

     Contracts issued to participants in the Texas Optional Retirement Program, as codified in Chapter 830 of Title 8 of the Government Code of the State of Texas, may not be redeemed prior to the participant's termination of employment in the Texas public institutions of higher education or the participant's retirement, death or attainment of age 70 1/2.

                      ANNUITY PERIOD AND ANNUITY PAYMENT OPTIONS

ANNUITY COMMENCEMENT DATE

     Subject to any limitations in a Qualified Plan or Section 457 Plan, the Owner may select the Annuity Commencement Date when applying to purchase a Contract and may change a previously selected date at any time prior to the beginning of an Annuity Payment Option by submitting a written request, subject to approval by American Franklin. The Annuity Commencement Date may be any day of any month up to and including the Annuitant's 99th birthday. See "Federal Income Tax Matters" for a description of the penalties that may attach to distributions that are made prior to the Annuitant's attaining age 591/2 under any Contract or that begin later than April 1 of the year following the calendar year in which the Annuitant attains age 701/2 or retires under Qualified Contracts or Section 457 Contracts.

APPLICATION OF ACCOUNT VALUE

     American Franklin will, except in the case of a Section 457 Contract, automatically apply the Variable Account Value in any Division to provide Variable Annuity Payments based on that Division and the Fixed Account Value to provide Fixed Annuity Payments. However, if the Owner gives other written instructions at least 30 days prior to the Annuity Commencement Date, American Franklin will apply the Owner's Account Value in different proportions. In the case of a Section 457 Contract, under current federal income tax rules both the Variable Account Value in any Division and the Fixed Account Value may be required to be applied to provide Fixed Annuity Payments.

     American Franklin deducts any applicable state and local premium taxes from the amount of Account Value being applied to an Annuity Payment Option. In some cases, American Franklin may deduct a Surrender Charge from the amount being applied. See "Surrender Charge." Subject to any such adjustments, the Owner's Variable and Fixed Account Value are applied to an Annuity Payment Option, as discussed below, as of the end of the Valuation Period that contains the tenth day prior to the Annuity Commencement Date.

FIXED AND VARIABLE ANNUITY PAYMENTS

     The amount of the first monthly Fixed or Variable Annuity Payment will be at least as great as the amount determined from the annuity tables set forth in the Contract, based on the amount of the Owner's Account Value that is applied to provide the Fixed or Variable Annuity Payments. Thereafter, the amount of each monthly Fixed Annuity Payment is fixed and specified by the terms of the Annuity Payment Option selected.

     The Account Value that is applied to provide Variable Annuity Payments is converted to a number of Annuity Units by dividing the amount of the first Variable Annuity Payment by the value of an Annuity Unit of the relevant Division as of the end of the Valuation Period that includes the tenth day prior to the Annuity Commencement Date. This number of Annuity Units thereafter remains constant with respect to any Annuitant, and the amount of each subsequent Variable Annuity Payment is determined by multiplying this number by the value of an Annuity Unit as of the end of the Valuation Period that contains the tenth day prior to the date of each payment. If the Variable Annuity Payments are based on more than one Division, these calculations are performed separately for each Division. The value of an Annuity Unit at the end of a Valuation Period is the value of the Annuity Unit at the end of the previous Valuation Period, multiplied by the net investment factor (see "Variable Account Value") for the Valuation Period, with an offset for the 3.5% assumed interest rate used in the Contract's annuity tables. The value of an Annuity Unit for each Division at the commencement of operations was $5.00.


     As a result of the foregoing computations, if the net investment return for a Division for any month is at an annual rate of more than the assumed interest rate used in the Contract's annuity tables, any Variable Annuity Payment based on that Division will be greater than the Variable Annuity Payment based on that Division for the previous month. If the net investment return for a Division for any month is at an annual rate of less than the assumed interest rate used in the Contract's annuity tables, any Variable Annuity Payment based on that Division will be less than the Variable Annuity Payment based on that Division for the previous month.

ANNUITY PAYMENT OPTIONS

     The Owner may elect to have annuity payments made beginning on the Annuity Commencement Date under any one of the Annuity Payment Options described below. American Franklin will notify the Owner 60 to 90 days prior to the scheduled Annuity Commencement Date that the Contract is scheduled to mature, and request that an Annuity Payment Option be selected. If the Owner has not selected an Annuity Payment Option ten days prior to the Annuity Commencement Date, American Franklin will proceed as follows: (1) if the scheduled Annuity Commencement Date is any date prior to the Annuitant's 99th birthday, American Franklin will extend the Annuity Commencement Date to the Annuitant's 99th birthday, subject to various state limitations; or (2) if the scheduled Annuity Commencement Date is the Annuitant's 99th birthday, the Account Value less any applicable Surrender Charge, Annual Contract Fee and premium taxes will be paid in one sum to the Owner.

     The Code imposes minimum distribution requirements that have a bearing on the Annuity Payment Option and the Annuity Commencement Date that should be chosen in connection with Non-Qualified Contracts, Qualified Contracts and
Section 457 Contracts and may make certain Annuity Payment Options unavailable. See "Federal Income Tax Matters," below, and "Limitations on Annuity Payment Options" in the Statement of Additional Information. American Franklin is not responsible for monitoring or advising Owners as to whether the minimum distribution requirements are being met, unless American Franklin has received a specific written request to do so.

     No election of any Annuity Payment Option may be made unless an initial annuity payment of at least $100 would be provided, where only Fixed or only Variable Annuity Payments are elected, and $50 on each basis when a combination of Variable and Fixed Annuity Payments is elected. If these minimums are not met, American Franklin will first reduce the frequency of annuity payments, and if the minimums are still not met, American Franklin will make a lump-sum payment to the Annuitant or other properly designated payee in the amount of the Owner's Account Value, less any applicable Surrender Charge, any uncollected Annual Contract Fee, any applicable premium tax and any applicable federal income tax withholding.

     The Owner, or if the Owner has not done so, the Beneficiary may, within 60 days after the death of the Owner or Annuitant, elect that any amount due to the Beneficiary be applied under any option described below, subject to certain tax law requirements and the requirements of Qualified Plans and Section 457 Plans. See "Death Benefit." Thereafter, the Beneficiary will have all the remaining rights and powers under the Contract and be subject to all the terms and conditions thereof, except that in the case of Qualified Contracts and Section 457 Contracts, the Owner will retain those rights and powers. The first annuity payment will be made at the beginning of the second month following the month in which American Franklin approves the settlement request. Annuity Units will be credited based on Annuity Unit Values at the end of the Valuation Period that contains the tenth day prior to the beginning of said second month.

     When an Annuity Payment Option becomes effective, the Contract must be delivered to American Franklin's Administrative Office, in exchange for a payment contract providing for the option elected. An Annuity Payment Option may not be terminated once annuity payments have commenced.

     Information about the relationship between the Annuitant's sex and the amount of annuity payments, including requirements for "uni-sex" annuity rates in certain states and in connection with certain "employer-related" plans is set forth under "Use of Gender Based Annuity Tables," below and under "Gender of Annuitant" in the Statement of Additional Information. See "Table of Contents of Statement of Additional Information."

FIRST OPTION - LIFE ANNUITY. An annuity payable monthly during the lifetime of the Annuitant, ceasing with the last annuity payment due prior to the death of the Annuitant. This Option offers the maximum level of monthly annuity payments since there is no guarantee of a minimum number of annuity payments or provision for any continued payments to a Beneficiary upon the death of the Annuitant. It would be possible under this Option for the Annuitant to receive only one annuity payment if he or she dies before the second annuity payment, or to receive only two annuity payments if he or she died after the second annuity payment but before the third annuity payment, and so forth.

SECOND OPTION - LIFE ANNUITY WITH 120, 180, OR 240 MONTHLY PAYMENTS CERTAIN. An annuity payable monthly during the lifetime of the Annuitant including the commitment that if, at the death of the Annuitant, annuity payments have been made for less than 120 months, 180 months, or 240 months (as selected by the Owner in electing this Option), annuity payments shall be continued during the remainder of the selected period to the Beneficiary.

THIRD OPTION - JOINT AND LAST SURVIVOR LIFE ANNUITY. An annuity payable monthly during the joint lifetime of the Annuitant and another payee, and thereafter during the remaining lifetime of the survivor, ceasing with the last annuity payment due prior to the death of the survivor. Since there is no minimum number of guaranteed payments under this Option, it would be possible under this Option to receive only one annuity payment if both the Annuitant and the other payee died before the second annuity payment date, or to receive only two annuity payments if both the

Annuitant and the other payee died after the second annuity payment but before the third annuity payment, and so forth.

FOURTH OPTION - PAYMENTS FOR A DESIGNATED PERIOD. An amount payable monthly to the Annuitant or other properly-designated payee, for a number of years which may be from five to 40 (as selected by the Owner in electing this Option). At the death of the Annuitant or other payee, payments will be continued to the Beneficiary for the remaining period. If Variable Annuity Payments are selected under this Option, the designated period may not exceed the life expectancy of the Annuitant or other properly-designated payee.

FIFTH OPTION - PAYMENTS OF A SPECIFIED DOLLAR AMOUNT. This Option is available only as a Fixed Annuity. The amount due will be paid to the Annuitant in equal monthly annuity payments of a designated dollar amount (not less than $125 nor more than $200 per annum per $1,000 of the original amount due) until the remaining balance is less than the amount of one annuity payment, at which time such balance will be paid and will be the final annuity payment under this Option. Upon the death of the Annuitant, payments will be continued to the Beneficiary until such remaining balance is paid. The remaining balance at the end of any month is determined by decreasing the balance at the end of the previous month by the amount of any installment paid during the month and by adding to the result interest at a rate not less than 3.5% compounded annually.

     Under the fourth option there is no mortality guarantee by American Franklin, even though the value of Accumulation Units and Annuity Units applied to this option will be reduced as a result of a charge to Separate Account VA-1 which is partially for mortality risks. See "Charge to Separate Account VA-1."

     Under federal tax regulations, the election of the fourth or fifth options may be treated in the same manner as a surrender of the total Account Value.
For tax consequences of such treatment, see "Federal Income Tax Matters." Also, in such a case, tax-deferred treatment of subsequent earnings may not be available.

     ALTERNATIVE AMOUNT UNDER FIXED LIFE ANNUITY OPTIONS - Each Contract provides that when Fixed Annuity Payments are to be made under one of the first three Annuity Payment Options described above, the Owner (or if the Owner has not elected a payment option, the Beneficiary) may elect monthly payments to the Annuitant or other properly designated payee equal to the monthly payment available for an annuitant of the same adjusted age and, if applicable, the same sex as the Annuitant based on single payment immediate fixed annuity rates then in use by American Franklin. The purpose of this provision is to assure the Annuitant that, at retirement, if the fixed annuity purchase rate then offered by American Franklin for new single payment immediate annuity contracts is more favorable than the annuity rates guaranteed by the Contract, the Annuitant or other properly designated payee will be given the benefit of the new annuity rates.

     In lieu of monthly payments, payments may be elected on a quarterly, semi-annual or annual basis, in which case the amount of each annuity payment will be determined on a basis consistent with that described above for monthly payments.

TRANSFERS

     After the Annuity Commencement Date, the Annuitant or other properly designated payee may make one transfer every 180 days among the available Divisions of Separate Account VA-1 or from the Divisions to a fixed Annuity Payment Option. No charge will be assessed for such transfer. No transfers from a fixed to a variable Annuity Payment Option are permitted. If a transfer would cause the value that is attributable to a Contract in any Division to fall below $500, American Franklin reserves the right to transfer the remaining balance in that Division in the same proportion as the transfer request. Transfers will be effected at the end of the Valuation Period in which American Franklin receives a written transfer request at American Franklin's Administrative Office. American Franklin reserves the right to terminate or restrict transfers at any time.

USE OF GENDER BASED ANNUITY TABLES

     Court decisions, particularly Arizona Governing Committee v. Norris, have held that the use of gender based mortality tables to determine benefits under "employer-related" plans may violate Title VII of the Civil Rights Act of 1964 ("Title VII"). These cases indicate that plans sponsored by employers subject to Title VII generally may not provide different benefits for similarly-situated men and women.

     The Contracts described in this Prospectus incorporate annuity rate tables which reflect the age and sex of the Annuitant and the Annuity Option selected. Such sex-distinct tables continue to be appropriate for use, for example, under Contracts which are not purchased in connection with an "employer-related" plan subject to Norris (such as Individual Retirement Annuities not sponsored by an employer). However, in order to enable subject employers to comply with Norris, American Franklin will provide Contracts incorporating "unisex" annuity rate tables for use in connection with "employer-related" plans. Persons contemplating purchase of a Contract, as well as current Owners, should consult a legal advisor regarding the applicability and implications of Norris in connection with their purchase and ownership of a Contract.

                                    DEATH BENEFIT

     The Contracts provide that in the event the Annuitant dies before the Annuity Commencement Date, the Contingent Annuitant, if one was named in the application for the Contract, will become the Annuitant. If the Annuitant dies before the Annuity Commencement Date and either (a) there is no designated Contingent Annuitant or (b) the Contingent Annuitant predeceases the Annuitant, the Beneficiary will receive the Death Benefit as determined on the date of receipt of due proof of death by American Franklin at its Administrative Office. The Contracts also provide for payment of a Death Benefit to the Beneficiary if the Owner (including the first to die in the case of joint Owners) of a Non-Qualified Contract dies. However, if the designated Beneficiary is the Owner's surviving spouse, the designated Beneficiary may elect to continue the Contract as described below. The Death Benefit, prior to the deduction of any applicable premium taxes, will equal the greater of the Account Value or the sum of all net purchase payments minus amounts surrendered or withdrawn.

     Death Benefit proceeds will remain invested in the Fixed Account and Separate Account VA-1 in accordance with the purchase payment allocation instructions given by the Owner until the proceeds are paid or American Franklin receives new instructions from the Beneficiary. The death benefit may be taken in one sum, to be paid within 7 days after the date due proof of death and a written request in good order from the Beneficiary as to the manner of payment are received (except when American Franklin is permitted to defer such payment under the 1940 Act, or under any of the Annuity Payment Options then being offered by American Franklin). The proceeds due on the death may be applied to provide Variable Annuity Payments, Fixed Annuity Payments, or a combination of Variable and Fixed Annuity Payments.

     If the Owner has not already done so, the Beneficiary may, within 60 days after the date the Death Benefit becomes payable, elect to receive the Death Benefit in one sum or under any of the available Annuity Payment Options. If American Franklin receives no request as to the manner of payment, payment will be made in one sum, based on values determined at that time. If an Annuity Payment Option is selected, unless directed otherwise at least 30 days prior to the Annuity Commencement Date, American Franklin will apply the Fixed Account Value to provide Fixed Annuity Payments and the Variable Account Value to provide Variable Annuity Payments, except that in the case of a Section 457 Contract, all Account Value will be applied to provide Fixed Annuity Payments.

     If the Owner is not an individual, the Death Benefit payable upon the death of the Annuitant prior to the Annuity Commencement Date will be payable only as one sum or under the same Annuity Options and in the same manner as if an individual Owner died on the date of the Annuitant's death.

     The payment of the Death Benefit may be delayed for any period during which
(a) the New York Stock Exchange is closed other than customary holiday or weekend closings, or trading on the New York Stock Exchange is restricted as determined by the Securities and Exchange Commission; (b) the Securities and Exchange Commission determines that an emergency exists making valuation or disposal of securities not reasonably practicable; or (c) the Securities and Exchange Commission by order permits the delay for the protection of Owners.

     If any Owner under a Non-Qualified Contract dies prior to the Annuity Commencement Date, the Code requires that all amounts payable under the Contract be distributed (a) within five years of the date of death or (b) as annuity payments beginning within one year of the date of death and continuing over a period not extending beyond the life expectancy of the designated Beneficiary. If the designated Beneficiary is the deceased Owner's surviving spouse, the spouse may elect to continue the Contract as the new Owner and, if the deceased Owner was the Annuitant, as the new Annuitant. If any Owner is not a natural person, these requirements apply upon the death of the primary Annuitant within the meaning of the Code. Failure to satisfy these Code distribution requirements may result in serious adverse tax consequences. Under parallel provisions of the Code, similar requirements apply to retirement and deferred compensation plans in connection with which Qualified Contracts and Section 457 Contracts are issued.

     Once American Franklin has paid the Death Benefit, the Contract terminates and American Franklin has no further obligations thereunder.

                             CHARGES UNDER THE CONTRACTS


     American Franklin deducts the charges described below to cover costs and expenses, services provided, and risks assumed under the Contracts. The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designation of the charge or associated with the particular Contract. For example, the Surrender Charge may not fully cover all of the sales and distribution expenses actually incurred by American Franklin, and proceeds from other charges, including the mortality and expense risk charge, may be used in part to cover such expenses.


PREMIUM TAXES

     When applicable, American Franklin will deduct an amount to cover premium taxes. Such deduction will be made, in accordance with applicable state law:

     (1)  from purchase payment(s) when received; or

     (2)  from the Owner's Account Value at the time annuity payments begin; or

     (3)  from the amount of any partial withdrawal; or

     (4) from proceeds payable upon termination of the Contract for any other reason, including death of the Annuitant or Owner, or surrender of the Contract.

     If premium tax is paid, American Franklin may reimburse itself for such tax when deduction is being made under paragraphs 2, 3, or 4 above calculated by multiplying the sum of purchase payments being withdrawn by the applicable premium tax percentage.

     Applicable premium tax rates depend upon the Owner's then current place of residence. Applicable rates currently range from 0% to 3.5% and are subject to change.

SURRENDER CHARGE

     The Surrender Charge reimburses American Franklin for part of its expenses related to distributing the Contracts. American Franklin believes, however, that the amount of such expenses will exceed the amount of revenues generated by the Surrender Charge. American Franklin will pay such excess out of its general surplus, which might include profits from the charge for the assumption of mortality and expense risks and the Annual Contract Fee.

     Unless a withdrawal is exempt from the Surrender Charge (as discussed below), the Surrender Charge is a percentage of the amount of each purchase payment that is withdrawn during the first seven years after it was received. The percentage declines depending on how many years have passed since the withdrawn purchase payment was originally credited to Account Value, as follows:

                                      YEAR OF
                                     PURCHASE       SURRENDER CHARGE AS A
                                      PAYMENT      PERCENTAGE OF PURCHASE
                                    WITHDRAWAL       PAYMENT WITHDRAWN
                                        1st                   6%
                                        2nd                   6%
                                        3rd                   5%
                                        4th                   5%
                                        5th                   4%
                                        6th                   4%
                                        7th                   2%
                                    Thereafter                0%


Only for the purpose of computing the Surrender Charge, the earliest purchase payments are deemed to be withdrawn first, and purchase payments are deemed to be withdrawn before any amounts in excess of purchase payments are withdrawn from Account Value. The following transactions will be considered as withdrawals, for purposes of assessing the Surrender Charge: total surrender, partial withdrawal, commencement of an Annuity Payment Option, and termination due to insufficient Account Value.

     Nevertheless, the Surrender Charge will not apply to withdrawals in the following circumstances:

       The amount of withdrawals that exceeds the cumulative amount of purchase payments;

     - Death of the Annuitant, at any age, after the Annuity Commencement Date;

     - Death of the Annuitant, at any age, prior to the Annuity Commencement Date, provided no Contingent Annuitant survives;

     - Death of the Owner, including the first to die in the case of joint Owners, of a Non-Qualified Contract, unless the Contract is being continued under the special rule for a surviving spouse under Code Section 72(s) (see "Death Benefit");

     - Annuitization under an Annuity Payment Option involving payments for at least 10 years, or annuitization under an Annuity Payment Option involving a life contingency if the life expectancy is at least 10 years;

     - If the Owner or Annuitant has been confined to a long-term care facility or is subject to a terminal illness (to the extent that the riders for these matters are available in the applicable state), after the first Contract Year as set forth under "Long-Term Care and Terminal Illness."


     In Maryland, the Surrender Charge will also not apply upon commencement of an annuity payment option at age 99.

     The Surrender Charge also may be waived with respect to the surrender of a Contract, or to the withdrawal of Account Value (limited to the Variable Account Value and the one year Guarantee Period) of a Contract, issued to Owners who are bona-fide full-time employees of American Franklin, The Franklin or Franklin Financial Services Corporation, the principal underwriter of the Contracts. These waivers of Surrender Charge would be based upon the Contract Owner's status at the time the Contract was purchased.

     In addition, the Surrender Charge does not apply to the portion of a first withdrawal or total surrender in any Contract Year that does not exceed 10% of the amount of purchase payments that (a) have not previously been withdrawn and
(b) have been credited to the Contract for at least one year, but not more than seven years, less the amount of any previous withdrawals during such Contract Year. If multiple withdrawals are made during a Contract Year, the amount eligible for the free withdrawal will be recalculated at the time of each withdrawal. After the first Contract Year, non-automatic and automatic withdrawals may be made in the same Contract Year subject to the 10% limitation. For withdrawals under a systematic withdrawal plan, purchase payments credited for 30 days or more are eligible for the 10% free withdrawal privilege.

     The Surrender Charge will not apply to any amounts withdrawn which are in excess of the amount permitted by the 10% free withdrawal privilege, described above, if such amounts are required to be withdrawn to obtain or retain favorable tax treatment. This exception is subject to American Franklin's approval.

     A free withdrawal pursuant to any of the foregoing Surrender Charge exceptions is not deemed to be a withdrawal of purchase payments, except for purposes of computing the 10% free withdrawal described in the preceding paragraphs. A federal tax penalty may be imposed on distributions if the recipient is under age 591/2. In addition, distributions may be subject to federal income tax withholding. See "Federal Income Tax Matters."

TRANSFER CHARGES

     The charges to defray the expense of effecting transfers are described under "Transfer, Variable Account Asset Rebalancing, Surrender and Partial Withdrawal of Account Value - Transfers" and "Annuity Period and Annuity Payment Options - Transfers." These charges are designed not to yield a profit to American Franklin.

ANNUAL CONTRACT FEE


     An Annual Contract Fee of $30 will be deducted from each Owner's Account Value on each Contract Anniversary prior to the Annuity Commencement Date. This fee is for administrative expenses (which do not include expenses of distributing the Contracts). The fee will be allocated among the Guarantee Periods and Divisions in proportion to the Account Value in each. (Where required by state law, this fee will be allocated among the Divisions in proportion to the Account Value in each; and, if at the time this fee is to be deducted, the Variable Account Value is less than the Annual Contract Fee, this fee will be waived for that deduction.) If a full surrender of a Contract occurs on a date other than a Contract Anniversary, the entire fee for the Contract Year during which the surrender occurs will be deducted from the proceeds. This Annual Contract Fee is currently waived if cumulative purchase payments are at least $75,000. American Franklin reserves the right to waive the Annual Contract Fee under other circumstances.


CHARGE TO SEPARATE ACCOUNT VA-1

     To offset other administrative expenses not covered by the Annual Contract Fee discussed above, and to compensate American Franklin for assuming mortality and expense risks under the Contracts, Separate Account VA-1 will incur a daily charge at an annualized rate of 1.40% of the average daily net asset value of Separate Account VA-1 attributable to the Contracts. Of this amount, .15% on an annual basis is for administrative expenses and 1.25% on an annual basis is for the assumption of mortality and expense risks.

     In assuming the mortality risk, American Franklin is subject to the risk that its actuarial estimate of mortality rates may prove erroneous and that Annuitants will live longer than expected, or that more Owners or Annuitants than expected will die at a time when the death benefit guaranteed by American Franklin is higher than the net surrender value of their interests in the Contracts. In assuming the expense risk, American Franklin is subject to the risk that the revenues from the expense charges under the Contracts (which charges are guaranteed not to be increased) will not cover its expense of administering the Contracts.

MISCELLANEOUS

     Charges and expenses are paid out of the assets of each Portfolio, as described in the prospectus relating to that Portfolio. American Franklin reserves the right to impose charges or establish reserves for any federal, state or local taxes incurred or that may be incurred by American Franklin, and that may be deemed attributable to the Contracts.

SYSTEMATIC WITHDRAWAL PLAN

     Automatic partial withdrawals, with minimum payments of $100, may be made at periodic intervals through a systematic withdrawal program. The Owner may choose monthly, quarterly, semi-annual or annual payment schedules and may start, stop, increase or decrease payments, subject to the minimum payment limit. Withdrawals may start as early as 30 days after the issue date of the Contract and may be taken from the Fixed Account or any Division, as specified by the Owner. Systematic withdrawals are subject to the terms and conditions applicable to other partial withdrawals, including Surrender Charges and exceptions to Surrender Charges and may be subject to federal tax penalties and federal income tax withholding.

REDUCTION IN SURRENDER CHARGES OR ADMINISTRATIVE CHARGES

     American Franklin may reduce the Surrender Charges or administrative charges imposed under certain Qualified Contracts and Section 457 Contracts in connection with employer-sponsored plans. Any such reductions will reflect differences in costs or services (due to such factors as reduced sales expenses or administrative efficiencies relating to serving a large number of employees of a single employer and functions assumed by the employer that American Franklin otherwise would have to perform) and will not be unfairly discriminatory as to any person.

                        LONG-TERM CARE AND TERMINAL ILLNESS

THE RIDERS DESCRIBED BELOW ARE NOT AVAILABLE IN ALL STATES, AND AN OWNER SHOULD THEREFORE CONSULT A SALES REPRESENTATIVE OR AMERICAN FRANKLIN'S ADMINISTRATIVE OFFICE TO DETERMINE WHETHER THEY WILL APPLY. THERE IS NO SEPARATE CHARGE FOR THESE RIDERS.

LONG-TERM CARE

     Pursuant to a special Contract rider, after the first Contract Year, no Surrender Charge will apply during any period of time that the Annuitant or Owner is confined for 30 days or more (or within 30 days after discharge) in a hospital or state licensed in-patient nursing facility. American Franklin must receive satisfactory written proof of such confinement.

TERMINAL ILLNESS

     This rider provides that, after the first Contract Year, no Surrender Charge will apply if American Franklin has received a physician's written certification that the Owner or Annuitant is terminally ill and not expected to live more than twelve months and American Franklin has waived its right to a second physician's opinion or obtained a confirmatory opinion from a second physician.

                            OTHER ASPECTS OF THE CONTRACTS

     Only an officer of American Franklin can agree to change or waive the provisions of any Contract. The Contracts are non-participating and are not entitled to share in any dividends, profits or surplus of American Franklin.

OWNERS, ANNUITANTS, AND BENEFICIARIES; ASSIGNMENTS

     The Owner of a Contract is the Annuitant, unless an Owner other than the Annuitant is designated in the application for the Contract. In the case of joint ownership, both Owners must join in the exercise of any rights or privileges under the Contract. The Annuitant and any Contingent Annuitant are designated in the application for a Contract and may not thereafter be changed.

     The Beneficiary and any Contingent Beneficiary are designated by the Owner in the application for a Contract. Subject to applicable limitations under the Code and any governing Qualified Plan, a Beneficiary or Contingent Beneficiary may be changed by the Owner prior to the Annuity Commencement Date, while the Annuitant is still alive, and, except in the case of a Section 457 Contract, by the payee following the Annuity Commencement Date. Any designation of a new Beneficiary or Contingent Beneficiary is effective as of the date it is signed but will not affect any payments American Franklin makes or action American Franklin takes before receiving the written request. American Franklin also needs the written consent of any irrevocably-designated Beneficiary or Contingent Beneficiary before making a change. Under certain retirement programs, spousal consent may be required to designate a Beneficiary other than the spouse or to change a Beneficiary to a person other than the spouse. American Franklin is not responsible for the validity of any designation of a Beneficiary or Contingent Beneficiary.

     If no designated Beneficiary or Contingent Beneficiary is living at the time any payment is to be made, the Owner will be the Beneficiary, or if the Owner is not then living, the Owner's estate will be the Beneficiary.

     Rights under a Qualified Contract may be assigned only in certain narrow circumstances referred to therein. Owners and other payees may assign their rights under Non-Qualified Contracts, including their ownership rights. Rights under a Section 457 Contract may only be assigned by the Owner thereof and not by the Annuitant or other payee. American Franklin takes no responsibility for the validity of any assignment. A change in ownership rights must be made in writing and a copy must be sent to American Franklin's Administrative Office. The change will be effective on the date it was made, although American Franklin is not bound by a change until the date American Franklin records it. The rights under a Contract are subject to any assignment of record at American Franklin's Administrative Office. An assignment or pledge of a Contract may have adverse tax consequences. See "Federal Income Tax Matters."

REPORTS

     American Franklin will mail to Owners (or persons receiving payments following the Annuity Commencement Date), at their last known address of record, any reports and communications required by applicable law or regulation. Therefore, prompt written notice of any address change should be given to American Franklin at its Administrative Office.

MODIFICATION

     American Franklin reserves the right to modify the Contract, but only if such modification: (i) is necessary to make the Contract or Separate Account VA-1 comply with any law or regulation issued by a governmental agency to which American Franklin is subject; or (ii) is necessary to assure continued qualification of the Contract under the Code or other federal or state laws relating to retirement annuities or Annuity contracts; or (iii) is necessary to reflect a change in the operation of Separate Account VA-1 or the Division(s) or
(iv) provides additional Separate Account options or (v) withdraws Separate Account options. In the event of any such modification, American Franklin will provide notice to the Owner or to the payee(s) during the Annuity Period. American Franklin may also make appropriate endorsements in the Contract to reflect such modification.

PAYMENT AND DEFERMENT

     Amounts surrendered or withdrawn from a Contract will normally be paid within seven calendar days after the end of the Valuation Period in which American Franklin receives the written surrender or withdrawal request in good order. In the case of payment of a Death Benefit, if American Franklin does not receive a written request as to the manner of payment within 60 days after the Death Benefit becomes payable, any death benefit proceeds will be paid as a lump sum, normally within seven calendar days after the end of the Valuation Period that contains the last day of said 60 day period. American Franklin reserves the right, however, to defer payment or transfers of amounts out of the Fixed Account for up to six months. Also, American Franklin reserves the right to defer payment of that portion of Account Value that is attributable to a purchase payment made by check for a reasonable period of time (not to exceed 15 days) to allow the check to clear the banking system.

     Finally, American Franklin reserves the right to delay payment of any surrender and annuity payment amounts or Death Benefit amounts of any portion of the Variable Account Value for any period during which (a) the New York Stock Exchange is closed other than customary weekend and holiday closings, or trading on the New York Stock Exchange is restricted as determined by the Securities and Exchange Commission; (b) the Securities and Exchange Commission determines that an emergency exists making valuation or disposal of securities not reasonably practicable; or (c) the Securities and Exchange Commission by order permits the delay for the protection of Owners. Transfers and allocations of Account Value among the Divisions and the Fixed Account may also be postponed under these circumstances.

                              FEDERAL INCOME TAX MATTERS

INTRODUCTION

     The federal income tax treatment of the Contracts and payments received thereunder depends on various factors, including, among other factors, the tax status of American Franklin, whether the Contracts have been issued in connection with a retirement or deferred compensation plan or program, and if so, the type of such retirement or deferred compensation plan or program and the form in which payments are received. The discussion of federal income taxes contained in this Prospectus, which focuses on rules applicable to Contracts purchased under this Prospectus, is general in nature and is based on existing federal income tax law, which is subject to change. The tax discussion is not intended as tax advice. The applicable federal income tax law is complex and contains many special rules and exceptions in addition to the general rules summarized herein. For these reasons, various questions about the applicable rules exist. American Franklin does not guarantee the tax status of the Contracts. Purchasers bear the complete risk that the Contracts may not be treated as "annuity contracts" under federal income tax laws. Accordingly, each person contemplating the purchase of a Contract is advised to consult with a qualified tax advisor concerning federal income taxes and any other federal, state or local taxes that may be applicable.

AMERICAN FRANKLIN

     American Franklin is taxed as a "life insurance company" under the Code. Since the operations of Separate Account VA-1 are part of the overall operations of American Franklin, Separate Account VA-1 is subject to tax as part of American Franklin for federal income tax purposes. Thus, Separate Account VA-1 is not taxed separately as a "regulated investment company" under the Code.

     Under the Code a life insurance company like American Franklin is generally taxed at regular corporate rates, under a single-phase system, on its specially-computed life insurance company taxable income. Some special rules continue to apply, however, in the case of segregated asset accounts like Separate Account VA-1.

     Investment income and realized capital gains on the assets of Separate Account VA-1 are reinvested by American Franklin for the benefit of Separate Account VA-1 and are taken into account in determining the value of Accumulation Units and Annuity Units. As a result, such income and gains are applied to increase reserves applicable to Separate Account VA-1. Under the Code, no federal income tax is payable by American Franklin on such investment income or on realized capital gains of Separate Account VA-1 on assets held in Separate Account VA-1.

     Certain Portfolios may elect to pass through to American Franklin any taxes withheld by foreign taxing jurisdictions on foreign source income. Such an election will result in additional taxable income and income tax to American Franklin. The amount of additional income tax, however, may be more than offset by credits for the foreign taxes withheld which are also passed through. These credits may provide a benefit to American Franklin.

THE CONTRACTS:  NON-QUALIFIED CONTRACTS

     In the case of a Non-Qualified Contract issued in connection with a Non-Qualified Plan, the provisions of the Non-Qualified Plan determine the tax treatment of participants. For example, contributions to, or deferred compensation in connection with, Non-Qualified Plans may or may not be currently taxable to participants.

     Payments received under a Non-Qualified Contract are subject to tax under
Section 72 of the Code. Under the Code, an increase in the value of an Owner's Contract ordinarily is not taxable to the Owner until such amount is received as annuity payments, a lump sum or a partial redemption, including systematic withdrawals. A special rule, however, applies to certain annuity contracts held by a person (such as a corporation, partnership, trust or estate) which is not a natural person. With respect to a Contract held by a non-natural person, the Contract is not treated as an "annuity contract" for certain federal income tax purposes and the income on the Contract for any taxable year is treated as ordinary income taxable to the Owner during such year. This special rule, however, does not apply to any Contract which, among other exceptions: (1) is an immediate Annuity that is purchased with a single premium or Annuity consideration that has an Annuity starting date commencing no later than one year from the date of the purchase of the Contract and which provides for a series of substantially equal periodic payments (to be made not less frequently than annually) during the Annuity period; (2) is acquired by the estate of a decedent by reason of the decedent's death; or (3) is held by a trust or other entity as an agent for a natural person. Non-natural persons contemplating the purchase of a Contract are advised to consult a qualified tax advisor concerning the tax consequences of such holding and purchase.

     If payments under a Contract are received in the form of an Annuity, then, in general, each payment is taxable as ordinary income to the extent that such payment exceeds the portion of the cost basis of the Contract that is allocable to that payment. If the Annuitant's life span exceeds his or her life expectancy, the cost basis in the Contract will eventually be recovered, and any payments made after that point will be fully taxable. If, however, the Annuity payments cease after the Annuity Commencement Date by reason of the death of the Annuitant, the amount of any unrecovered cost basis in the Contract will generally be allowed as a deduction to the Annuitant for his or her last taxable year.

     Payment of the proceeds of a Contract in a lump sum either before or at the Annuity Commencement Date is taxable as ordinary income to the extent the lump sum exceeds the cost basis of the Contract. A payment received on account of a partial withdrawal from a Contract generally is taxable as ordinary income in whole or in part. Also, if prior to the Annuity Commencement Date, (i) a Contract is assigned or pledged, or (ii) a Contract issued after April 22, 1987 is transferred without adequate consideration, then the amount assigned, pledged or transferred may similarly be taxable. Special rules may apply with respect to investments in a Contract obtained by a tax-free exchange of an annuity contract purchased prior to August 14, 1982. Because the applicable tax treatment is complex, a qualified tax advisor should be consulted prior to a partial withdrawal, assignment, pledge or Contract transfer.

     Further, in general, a penalty may be imposed equal to 10% of the taxable portion of any payment received under a Non-Qualified Contract. However, the 10% penalty does not apply in various circumstances. For example, the penalty is generally inapplicable to payments that are: (i) made on or after age 59 1/2 of the Owner; (ii) made on or after the death of the Owner (or when the Owner is not an individual, the death of the Annuitant); (iii) made incident to disability; (iv) part of a series of substantially equal periodic payments made (not less frequently than annually) for the life (or the life expectancy) of the Annuitant or the joint lives (or joint life expectancies) of the Annuitant and his or her designated beneficiary; (v) allocable to investments in the Contract before August 14, 1982; or (vi) made under a Contract purchased with a single premium and which has an Annuity Commencement Date no later than one year from the purchase date of the Contract and which provides for a series of substantially equal periodic payments (to be made not less frequently than annually) during the Annuity payment period.

     A.   DISTRIBUTION REQUIREMENTS

     In general, certain distribution requirements are imposed by the Code in the case of annuity contracts issued after January 18, 1985 in order for the contracts to qualify as "annuity contracts" under the Code. Certain questions exist about the application of these rules to distributions from the Contracts and their effect on Annuity Payment Option availability thereunder.

     Under these distribution requirements, if any Owner of a Non-Qualified Contract issued after January 18, 1985 dies on or after the Annuity Commencement Date but before the entire interest in the Contract has been distributed, then the remaining portion of such interest must be distributed at least as rapidly as under the method of distribution being used as of the date of his or her death. Also, if any Owner of such a Contract dies before the Annuity Commencement Date, then the entire interest in the Contract must be distributed within five years after the date of death. Under a special exception, this five-year distribution rule is deemed satisfied if (i) any portion of the deceased Owner's interest is payable to an individual who is designated as the Beneficiary in the Contract, (ii) that portion is distributed to the designated Beneficiary over the life of such Beneficiary (or over a period not extending beyond the Beneficiary's life expectancy) and (iii) such distributions begin not later than one year after the death of such Owner. If the designated Beneficiary is the surviving spouse of the deceased Owner, the surviving spouse will be treated as the Owner for purposes of these distribution rules. Also, if any Owner is not an individual, a change in the Annuitant (which includes a change due to the Annuitant's death) shall be treated as the death of an Owner for purposes of these distribution rules.

     The effect of the distribution requirements described above is that, in the case of Non-Qualified Contracts issued after January 18, 1985, Annuity Payment Option availability will be limited as necessary to comply with the applicable distribution rules. For example, under these rules, it appears that the first option (Life Annuity) would not be available to a designated Beneficiary under such a Contract unless distributions to the Beneficiary begin not later than one year after the date of the Owner's death. Other Annuity Payment Options may be restricted or unavailable as well under the distribution rules. All Annuity Options under the Contracts are offered subject to the limitations of the distribution rules. Persons contemplating the purchase of a Contract should consult a qualified tax advisor concerning the effect of the distribution rules on the Annuity Payment Option or Options he or she is contemplating.

     B.   DIVERSIFICATION

     A Non-Qualified Contract will not be treated as an "annuity contract" for purposes of certain Code sections, including Section 72, for any period (and any subsequent period) for which the investments made by Separate Account VA-1 attributable to such Non-Qualified Contract are not adequately diversified in accordance with Treasury Department regulations. Although American Franklin does not control the Funds, the investment advisers to the Funds have undertaken to use their best efforts to operate the Funds in compliance with these diversification requirements. If a Contract is not treated as an annuity contract, the Owner would be required to treat the income on the Contract during the period of nondiversification and any subsequent periods as ordinary income received or accrued during those periods and to include such income in gross income for federal income tax purposes. For this purpose, the income on the Contract is defined as the difference between (1) the increase in the net surrender value of the Contract during the period of nondiversification and subsequent periods and (2) the purchase payments made during such periods. The Owner would also be required to treat the previously untaxed income on the Contract for all taxable years prior to the first year of nondiversification as ordinary income received or accrued in the first year of nondiversification and to include such income in gross income for federal income tax purposes for such first year of nondiversification.

     In certain circumstances, owners of variable annuity contracts may be considered the owners, for Federal income tax purposes, of the assets of the separate account used to support their contracts. In those circumstances, income and gains from the separate account assets would be includable in the variable annuity contract owner's gross income. Several years ago, the IRS stated in published rulings that a variable contract owner will be considered the owner of separate account assets if the contract owner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. More recently, the Treasury Department announced, in connection with the issuance of regulations concerning investment diversification, that those regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor, rather than the insurance company, to be treated as the owner of the assets in the account." This announcement also stated that guidance would be issued by way of regulations or rulings on the "extent to which policyholders may direct their investments to particular divisions without being treated as owners of the underlying assets."

     The ownership rights under the Contract are similar to, but different in certain respects from, those described by the Service in rulings in which it was determined that contract owners were not owners of separate account assets. For example, the Owner of the Contract has the choice of one or more Divisions in which to allocate premiums and Contract values, and may be able to transfer among Divisions more frequently than in such rulings. These differences could result in the Owner's being treated as the owner of the assets of the Variable Account. In addition, American Franklin does not know what standards will be set forth, if any, in the regulations or rulings which the Treasury Department has stated it expects to issue. American Franklin therefore reserves the right to modify the Contract as necessary to attempt to prevent the Owner from being considered the owner of the assets of the Variable Account.

     C.   AGGREGATION OF CONTRACTS

     Under a provision of the federal tax law effective for annuity contracts entered into after October 21, 1988, all annuity contracts (including Section 457 Contracts but excluding Qualified Contracts) issued by the same company (or affiliates) to the same contract owner during any calendar year will generally be treated as one annuity contract for the purpose of determining the amount of any distribution, not in the form of an annuity, that is includable in gross income. An annuity contract received in a tax-free exchange may be treated as a new contract for this purpose. This rule may have the effect of causing more rapid taxation of the distributed amounts from such combination of contracts.
It is not certain how this rule will be applied or interpreted by the Internal Revenue Service. In particular, it is not clear if or how this rule applies to immediate variable annuity contracts or "split" annuity arrangements. Accordingly, a qualified tax advisor should be consulted about the application and effect of this rule.

     D.   INCOME TAX WITHHOLDING

     Withholding of federal income tax is generally required from distributions from the Non-Qualified Contracts to the extent the distributions are taxable and are not otherwise subject to withholding as wages ("Distributions"). See "The
Contracts: Non-Qualified Contracts" above, regarding the taxation of such Distributions. However, except in the case of certain payments delivered outside the United States or any possession of the United States, no withholding is required from any Distribution if the payee properly elects, in accordance with prescribed procedures, not to have withholding apply.

     In the absence of a proper election not to have withholding apply, the amount to be withheld from a Distribution depends on the type of payment being made. Generally, in the case of periodic payments, the amount to be withheld from each payment is the amount that would be withheld therefrom under specified wage withholding tables as if the taxable portion of the payment were a payment of wages for the appropriate payroll period. In the case of most other Distributions, including partial redemptions and lump sum payments, the amount to be withheld is equal to 10% of the taxable portion of the Distribution.

     E.   TAXATION OF DEATH BENEFIT PROCEEDS

     Amounts may be distributed from a Contract because of the death of the Owner or an Annuitant. Generally, such amounts are includable in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a full surrender of the Contract; or (ii) if distributed under an Annuity Payment Option, they are taxed in the same way as annuity payments. For those purposes, the investment in the Contract is not affected by the Owner's or Annuitant's death. That is, the investment in the Contract remains the amount of any purchase payments paid which were not excluded from gross income.

     F.   TRANSFERS, ASSIGNMENTS OR EXCHANGES OF A CONTRACT

     A transfer of ownership of a Contract, the designation of an Annuitant, Payee or other Beneficiary who is not also the Owner, the selection of certain Annuity Commencement Dates or the exchange of a Contract may result in certain tax consequences to the Owner that are not discussed herein. An Owner contemplating any such transfer, assignment, or exchange of a Contract should contact a competent tax advisor with respect to the potential effects of such a transaction.

     G.   POSSIBLE TAX CHANGES


     Although the likelihood of legislative change is uncertain, there is always the possibility that the tax treatment of the Contracts could change by legislation or other means. For instance, the President's 1999 Budget Proposal recommended legislation that, if enacted, would adversely modify the federal taxation of the Contracts. It is also possible that any change could be retroactive (that is, effective prior to the date of the change). A tax adviser should be consulted with respect to legislative developments and their effect on the Contract.


THE CONTRACTS:  SECTION 457 CONTRACTS

     Section 457 of the Code permits a State (for this purpose, "State" means a State, political subdivision of a State, agency or instrumentality of a State or a political subdivision of a State) and certain tax-exempt organizations to maintain deferred compensation plans for their individual employees and certain of their individual independent contractors.

     If the requirements of Section 457 and the employer's plan are satisfied, amounts contributed to such a plan by eligible employees and independent contractors, and any gains thereon, are not, subject to certain limitations, taxable to the participants until distributed to the participants. If payments under a Section 457 Contract are received in the form of an annuity pursuant to the terms of a qualified Section 457 Plan, such payments are taxable to the recipient as ordinary income in the year in which received or made available.

     Section 457 limits the annual amount of contributions a participant may make to a Section 457 Plan to 33-1/3% of the participant's includable compensation for the year or $7,500 (adjusted for inflation beginning in 1997), whichever is less. In addition, if the participant did not contribute the maximum amount permitted under the plan and Section 457 in prior years, the plan may also provide, under certain circumstances, for additional contributions by the participant during the last three taxable years ending before the normal retirement age of the participant, up to a total per year for such three years not to exceed the lesser of $15,000 or the participant's compensation for that year. The foregoing contribution limitations may be reduced under certain circumstances if the participant contributes to more than one deferred compensation plan or tax qualified retirement plan (whether or not such plans are maintained by the same employer).


     Generally, distributions under a Section 457 Contract must commence no later than April 1 following the later of the calendar year in which the Annuitant attains age 70-1/2 or the calendar year in which the Annuitant retires. If the plan participant is a "5% owner" (as defined in the Code), distributions generally must begin no later than April 1 of the calendar year following the calendar year in which the owner (or plan participant) attains age 70 1/2. The entire interest of an Annuitant in a Section 457 Plan must be distributed either (a) no later than the required beginning date described above or (b) beginning by such date, over the life of the Annuitant, the lives of the Annuitant and a designated Beneficiary, or a period certain not extending beyond the life expectancy of the Annuitant or the joint life expectancies of the Annuitant and a designated Beneficiary. The distributions must also satisfy certain minimum distribution rules which are similar to minimum incidental benefit requirements set forth in proposed regulations. Further, any distribution payable over a period of more than one year may only be made in substantially non-increasing amounts no less frequently than annually. If the amount distributed for a calendar year is less than the minimum required to be distributed for the year, a penalty tax equal to 50% of the amount which should have been distributed will be imposed.


     If the Annuitant dies on or after the Annuity Commencement Date but before the entire interest in the Contract has been distributed, then the remaining portion of such interest must be distributed at least as rapidly as under the method of distribution being used as of the date of the Annuitant's death.
Also, if the Annuitant dies before the Annuity Commencement Date, then the entire interest in the Contract must be distributed within five years after the date of death. Under a special exception, this five-year distribution rule is deemed satisfied if (i) any portion of the Annuitant's interest is payable to an individual who is designated as the Beneficiary in the Contract, (ii) that interest is distributed beginning no later than one year after the death of the Annuitant and (iii) such distributions to the designated Beneficiary are made over the life of such Beneficiary (or over a period not extending beyond the Beneficiary's life expectancy) so long as the period does not exceed fifteen years unless the designated Beneficiary is the surviving spouse of the Annuitant. If the designated Beneficiary is the surviving spouse of the Annuitant, payments are not required to begin until the date on which the Annuitant would have attained age 70-1/2 and must be payable over a period not to exceed the life expectancy of the surviving spouse. In addition, if the designated Beneficiary is the surviving spouse of the Annuitant and such surviving spouse dies before Annuity payments to the surviving spouse commence, the surviving spouse will be treated as the Annuitant under the foregoing rules.

     Various questions exist about the application of the distribution rules to distributions from the Contracts and their effect on Annuity Option availability thereunder. The effect of the distribution requirements described above is that Annuity Option availability will be limited as necessary to comply with the applicable distribution rules. All Annuity Options under the Contracts are offered subject to the limitations of the distribution rules. Persons contemplating the purchase of a Contract should consult a qualified tax advisor concerning the effect of the distribution rules on the Annuity Payment Option or Options he or she is contemplating.

     A participant in a qualified Section 457 deferred compensation plan should understand that (i) his or her rights and benefits are governed strictly by the terms of the plan, and (ii) in the case of a plan maintained by a tax-exempt organization and, in certain circumstances, by a State until December 31, 1998
(A) he or she is in fact a general creditor of the employer under the terms of the plan, (B) the employer is the legal owner of any Contract issued with respect to the plan and (C) the employer as Owner of the Contract retains all voting and redemption rights which may accrue to the Contract issued with respect to the plan. The participant should look to the terms of his or her plan for any charges in regard to participating therein other than those disclosed in this Prospectus.

     Since, in the case of an employer which is a tax-exempt organization, the Owner of a Section 457 Contract will be the employer tax-exempt organization, such a Section 457 Contract will not be treated as an "annuity contract" for certain federal income tax purposes and the income on such a Contract for any taxable year will be treated as ordinary income of the Owner during such year. Under recently enacted legislation, while it is not clear, it is likely that a
Section 457 Contract purchased by an employer State will also be subject to the foregoing characterization and income inclusion rules, because the Owner of the Contract will most likely be a trust. Employers contemplating the purchase of a
Section 457 Contract are advised to consult a qualified tax advisor concerning the tax consequences of such holding and purchase.

     The 10% penalty tax on early withdrawals described under "Non-Qualified Contracts" also applies to payments made to participants under Section 457 Contracts. In addition, the rules on aggregation of annuity contracts and federal income tax withholding described under "Non-Qualified Contracts" also apply to Section 457 Contracts.

THE CONTRACTS:  QUALIFIED CONTRACTS

     The manner in which payments received under a Qualified Contract are taxed for federal income tax purposes depends on the form of payment. If payments are received in the form of an annuity, then, in general, under Section 72 of the Code, each payment is taxable to the recipient as ordinary income to the extent that such payment exceeds the portion, if any, of the cost basis of the Contract that is allocable to that payment. In general, an Annuitant will be deemed to have recovered the cost basis of a Contract when the Annuitant has received a number of payments determined under Section 72(d) of the Code (the number of payments will vary among Annuitants), and any payments made after that point will be fully taxable. For Individual Retirement Annuities, however, the recovery of the cost basis generally extends over the entire payment period, even if the life expectancy is exceeded. If, however, the Annuity payments cease after the Annuity Commencement Date by reason of the death of the Annuitant, the amount of any unrecovered cost basis in the Qualified Contract will generally be allowed as a deduction to the Annuitant for his or her last taxable year. A payment received on account of partial redemption of an annuity contract generally is taxable in whole or part. The taxation of a partial redemption is governed by complex rules and a qualified tax advisor should be consulted prior to a proposed partial redemption.

     Generally, payment of the proceeds of a Qualified Contract in a lump sum instead of in the form of an annuity, either at or before maturity, also is taxable as ordinary income to the extent the lump sum exceeds the cost basis of the Qualified Contract. Taxation may be deferred, however, to the extent, if any, that "rollover" treatment is available and elected for a particular distribution.

     The Qualified Contracts are designed for use in connection with several types of Qualified Plans, as described generally below.

     A.   QUALIFIED PENSION, PROFIT-SHARING AND ANNUITY PLANS

     Under pension and profit-sharing plans that qualify under Section 401(a) of the Code and annuity purchase plans that qualify under Section 403(a) of the Code (collectively "Corporate Qualified Plans"), amounts contributed by an employer to the Corporate Qualified Plan on behalf of an employee and any gains thereon are not, in general, taxable to the employee until distribution. Generally, the cost basis of an employee under a Corporate Qualified Plan will equal the amount of non-deductible contributions, if any, that the employee made to the Corporate Qualified Plan.


     The Code imposes an additional tax of 10% on the taxable portion of any early withdrawal from a Corporate Qualified Plan made by an Annuitant before age 59 1/2, death, or disability. The additional income tax on early withdrawals will not apply, however, to certain distributions including (a) distributions beginning after separation from service that are part of a series of substantially equal periodic payments made at least annually for the life or life expectancy of the Annuitant or the joint lives or joint life expectancies of the Annuitant and his or her designated Beneficiary, and (b) distributions made to Annuitants after separating from service after attaining age 55. Further, additional penalties may apply to distributions made on behalf of a "5-percent owner" (as defined by Section 416(i)(1)(B)(i) of the Code).


     If a lump sum payment of the proceeds of a Contract qualifies as a "lump sum distribution" under the Code, special tax rules (including limited capital gain and income averaging treatment in some circumstances) may apply.

     B.   H.R. 10 PLANS (SELF-EMPLOYED INDIVIDUALS)

     Self-employed persons (including members of partnerships) are permitted to establish and participate in Corporate Qualified Plans under Sections 401(a) and 403(a) of the Code. Corporate Qualified Plans in which self-employed persons participate are commonly referred to as "H.R. 10 Plans."

     The tax treatment of annuity payments and lump sum payments received in connection with an H.R. 10 Plan is, in general, subject to the same rules described in "Qualified Pension, Profit-Sharing and Annuity Plans," immediately above. Some special rules apply, however, in the case of self-employed persons which, for example, affect certain "lump sum distribution" rules.

     C.   SECTION 403(b) ANNUITIES

     Section 403(b) of the Code permits public schools and other tax-exempt organizations described in Section 501(c)(3) of the Code to purchase annuity contracts for their employees subject to special tax rules.


     Subject to certain conditions and limitations set forth in the Code, amounts contributed by an employer to purchase a Section 403(b) annuity contract and any gains thereon are excludable from the gross income of the employee in the year in which contributed and are not taxable to the employee until distributed to the employee. In general, the amount of employer contributions excludable from the gross income of the employee is limited to an "exclusion allowance" for such year. The amount of the "exclusion allowance" generally is 20% of the employee's includible compensation from the employer multiplied by such employee's years of service and reduced by amounts contributed on behalf of such employee by the employer in prior plan years. Certain exceptions apply in calculating the "exclusion allowance", for example there are alternate methods of calculating the "exclusion allowance" and a minimum exclusion allowance applies to certain church employees. In addition to the "exclusion allowance", employer contributions to purchase a Section 403(b) annuity contract are subject to other limitations set forth in the Code, including for example the limitations under Code Section 401(a)(17) and 415(c). In addition, elective deferrals in a year made pursuant to a salary reduction agreement to purchase a
Section 403(b) annuity contract are subject to a $7,000 limitation, adjusted for inflation ($10,000 in 1998). Eligible employees of certain organizations who have completed at least 15 years of service may, subject to certain limitations, make elective deferrals in excess of the $7,000 limitation, adjusted for inflation, of up to $3,000 (which are limited to an aggregate of $15,000 for all years). Amounts of employer contributions in excess of the excludable amounts generally are includable in the gross income of the employee in the year in which such amounts are substantially vested. In addition, in certain cases, employees may make non-deductible contributions to purchase Section 403(b) annuity contracts. Generally, the cost basis of an employee under a Section 403(b) annuity contract will equal the amount of any non-deductible contributions the employee made toward the contract plus any employer contributions that were taxable to the employee because they exceeded excludable amounts.


     Federal tax law imposes limitations on distributions from Section 403(b) annuity contracts. Withdrawals of amounts attributable to contributions made pursuant to a salary reduction agreement in connection with a Section 403(b) annuity contract will be permitted only (1) when an employee attains age 59 1/2, separates from service, dies or becomes totally and permanently disabled or
(2) in the case of hardship. A withdrawal made in the case of hardship may not include income attributable to the contributions. However, these limitations generally do not apply to distributions which are attributable to assets held as of December 31, 1988. In general, therefore, contributions made prior to January 1, 1989, and earnings on such contributions through December 31, 1988, are not subject to these limitations. In addition, these limitations do not apply to contributions made other than by a salary reduction agreement. A number of questions exist concerning the application of these rules. Anyone considering a withdrawal from a Contract issued in connection with a Section 403(b) annuity plan should consult a qualified tax advisor.

     The 10% penalty tax on early withdrawals described under "Qualified Pension, Profit-Sharing and Annuity Plans," also applies to Section 403(b) annuity contracts.

     D.   INDIVIDUAL RETIREMENT ANNUITIES

     1.   Section 408(b) Individual Retirement Annuities

     Under Sections 408(b) and 219 of the Code, special tax rules apply to Individual Retirement Annuities. As described below, certain contributions to such annuities (other than Rollover Contributions) are deductible within certain limits and the gains on contributions (including Rollover Contributions) are not taxable until distributed. Generally, the cost basis of an Individual Retirement Annuity will equal the amount of non-deductible contributions, if any, made to the Individual Retirement Annuity. Under special rules, all individual retirement plans will be treated as one plan for purposes of these rules.

     Section 408(b) sets forth various requirements that an annuity contract must satisfy before it will be treated as an Individual Retirement Annuity. Although final regulations that interpret some of these requirements have been adopted, other regulations have been proposed that interpret the additional requirement that, under a Section 408(b) Individual Retirement Annuity, the premiums may not be fixed. These proposed regulations, which contain certain ambiguities, may, of course, be changed before they are issued in final form. Accordingly, while American Franklin believes that the Contracts offered by this Prospectus meet the requirements of Section 408(b), the final regulations and the currently proposed regulations thereunder, there can be no assurance that the Contracts qualify as Individual Retirement Annuities under Section 408(b) pending the issuance of complete final regulations under that Code section.


     Individuals who are not "active participants" in an employer-related retirement plan described in Section 219(g) of the Code will, in general, be allowed to contribute to an Individual Retirement Annuity and to deduct a maximum of $2,000 annually (or 100% of the individual's compensation if less). In addition, in 1998 this deduction will be allowed for unmarried individuals (and married individuals filing separate returns) who are active participants in Qualified Plans and who have annual adjusted gross income that is not above $30,000 ($50,000 for married individuals filing a joint return). This deduction will be phased out for unmarried individuals (and married individuals filing separate returns) who are active participants in Qualified Plans with annual adjusted gross income between $30,000 and $40,000 ($50,000 and $60,000 for married individuals filing a joint return), and will not be allowed for such unmarried individuals (and married individuals filing separate returns) with annual adjusted gross income above $40,000 ($60,000 for married individuals filing a joint return). For married individuals filing a joint return, the active participant status of both spouses is taken into account in determining the deductible limit. An individual will not be considered married for a year in which the individual and the individual's spouse (1) file separate returns and (2) did not live together at any time during the year. Individuals who may not make deductible contributions to an Individual Retirement Annuity may, instead, make non-deductible contributions (up to the applicable maximums described above) on which earnings will accumulate on a tax-deferred basis. If the Individual Retirement Annuity includes non-deductible contributions, distributions will be divided on a pro rata basis between taxable and non-taxable amounts. Special rules apply if, for example, an individual contributes to an Individual Retirement Annuity for his or her own benefit and to another Individual Retirement Annuity for the benefit of his or her spouse.


     The 10% penalty tax on early withdrawals described under "Qualified Pension, Profit-Sharing and Annuity Plans," above, also applies to Individual Retirement Annuities, except that the circumstances in which the penalty tax will not apply are different in certain respects. Further, for any year in which an Owner borrows any money under or by use of the Individual Retirement Annuity, the Contract ceases to qualify under Section 408(b), and an amount equal to the fair market value of the Contract as of the first day of such year is includable in the Owner's gross income for such year.

     2.   Section 408(k) Simplified Employee Pensions


     An Individual Retirement Annuity described in Section 408(b) of the Code that also meets the special requirements of Section 408(k) qualifies as a Simplified Employee Pension. Under a Simplified Employee Pension, employers may contribute to the Individual Retirement Annuities of their employees. An employee may exclude from gross income, subject to certain limitations, the employer's contribution on his or her behalf to a Simplified Employee Pension. If a Simplified Employee Plan permits elective deferrals, the deferrals are subject to a $7,000 limitation, adjusted for inflation ($10,000 for 1998). In general, the employee may also contribute and possibly deduct an additional amount not in excess of the lesser of (a) $2,000 or (b) 100% of compensation if the employee meets the qualifications for an Individual Retirement Annuity. However, annual purchase payments from all sources may not exceed $32,000.


     In general, except as stated in this section, the rules discussed in "Section 408(b) Individual Retirement Annuities," immediately above, also apply to a Simplified Employee Pension.

     After December 31, 1996, an employer may no longer establish a Simplified Employee Pension which permits (or modify an existing Simplified Employee Pension to permit) elective salary reduction deferrals.

     3.   Section 408(p) Simple Retirement Accounts

     Starting with taxable years beginning after December 31, 1996, an Individual Retirement Annuity described in Section 408(b) of the Code that also meets the special requirements of Section 408(p) qualifies as a Simple Retirement Account. Under a Simple Retirement Account, employers must make certain matching contributions to the Individual Retirement Annuities of their employees. An employee may exclude from gross income, subject to certain limitations, the employer's contribution on his or her behalf to a Simple Retirement Account. Elective deferrals under a Simple Retirement Account are subject to a $6,000 limitation, adjusted for inflation. In general, the employee may also contribute and possibly deduct an additional amount not in excess of the lesser of (a) $2,000 or (b) 100% of compensation if the employee meets the qualifications for an Individual Retirement Annuity.

     In general, the 10% penalty tax on early withdrawals described under "Qualified Pension, Profit-Sharing and Annuity Plans," above, also applies to Simple Retirement Accounts, except that the circumstances in which the penalty will not apply are different in certain respects. Further, if a withdrawal is made from a Simple Retirement Account during the two-year period beginning on the date the employee first began participating in the plan which would be subject to the penalty tax, the penalty tax is increased to 25% (rather than 10%).

     In general, except as stated in this section, the rules discussed in "Section 408(b) Individual Retirement Annuities," above, also apply to a Simple Retirement Account.

     E.   INCOME TAX WITHHOLDING

     Withholding of federal income tax is generally required from distributions from Qualified Plans and Contracts issued in connection therewith, to the extent the distributions are taxable and are not otherwise subject to withholding as wages ("Distributions"). See "The Contracts: Qualified Contracts," above, regarding the taxation of Distributions.

     Federal income tax is generally required to be withheld from all or any portion of a Distribution that constitutes an "eligible rollover distribution." An "eligible rollover distribution" generally includes the taxable portion of any distribution from a qualified trust described in Section 401(a) of the Code, a qualified annuity plan described in Section 403(a) of the Code or a qualified annuity contract described in Section 403(b) of the Code, except for (i) a distribution which is one of a series of substantially equal periodic installments payable at least annually for the life (or the life expectancy) of the Annuitant or for the joint lives (or the joint life expectancies) of the Annuitant and his or her designated Beneficiary, or for a specified period of 10 years or more or (ii) a minimum distribution required by Section 401(a)(9) of the Code. Any eligible rollover distribution which is not rolled over directly from a Section 401(a) qualified trust, a Section 403(a) qualified annuity plan or a Section 403(b) qualified annuity contract to an "eligible retirement plan" is subject to mandatory federal income tax withholding in an amount equal to 20% of the eligible rollover distribution. An "eligible retirement plan" generally includes a qualified trust described in Section 401(a) of the Code, a qualified annuity plan described in Section 403(a) of the Code, an individual retirement account described in Section 408(a) of the Code or an Individual Retirement Annuity described in Section 408(b) of the Code. Mandatory federal income tax withholding is required even if the Annuitant receives an eligible rollover distribution and rolls it over within 60 days to an eligible retirement plan. Federal income tax is not required to be withheld from any eligible rollover distribution that is rolled over directly from a qualified trust described in
Section 401(a) of the Code, a qualified annuity plan described in Section 403(a) of the Code or a qualified annuity contract described in Section 403(b) of the Code to an eligible retirement plan.

     Except with respect to certain payments delivered outside the United States or any possession of the United States, federal income tax is not required to be withheld from any Distribution which does not constitute an eligible rollover distribution, if the Annuitant or Beneficiary properly elects in accordance with the prescribed procedures not to have withholding apply. In the absence of a proper election not to have withholding apply, the amount to be withheld from a Distribution which is not an eligible rollover distribution depends upon the type of payment being made. Generally, in the case of a periodic payment which is not an eligible rollover distribution, the amount to be withheld from such payment is the amount that would be withheld therefrom under specified wage withholding tables if the taxable portion of the payment were a payment of wages for the appropriate payroll period. In the case of a nonperiodic payment which is not an eligible rollover distribution, the amount to be withheld is generally equal to 10% of the amount of the taxable portion of the Distribution.


     The applicable federal law pertaining to income tax withholding from Distributions is complex and contains many special rules and exceptions in addition to the general rules summarized above. Special rules apply, for example, if the Distribution is made to the surviving spouse of an Annuitant or if the Distribution is an eligible rollover distribution from a qualified annuity contract under Section 403(b) of the Code. Any Annuitant or Beneficiary considering a Distribution should consult a qualified tax advisor.


                               DISTRIBUTION ARRANGEMENT

     Franklin Financial Services Corporation ("Franklin Financial"), a Delaware corporation and a wholly-owned subsidiary of The Franklin, is the principal underwriter, as defined by the 1940 Act, of the Contracts under a Sales Agreement between Franklin Financial and Separate Account VA-1. Franklin Financial's principal executive office is at #1 Franklin Square, Springfield, Illinois 62713. Pursuant to the Sales Agreement, Franklin Financial has agreed to pay certain sales expenses in connection with the distribution of the Contracts, such as sales literature preparation and related costs. Amounts collected pursuant to the Surrender Charge will be paid to Franklin Financial as a means to recover sales expenses. Such amounts collected pursuant to the Surrender Charge are not necessarily related to Franklin Financial's actual sales expenses in any particular year. To the extent sales expenses are not covered by amounts collected pursuant to the Surrender Charge, Franklin Financial will cover them from other assets.

     Commissions earned by registered representatives of Franklin Financial on the sale of the Contracts range up to 4.75% of purchase payments; annual trail commissions are earned at an annual rate of 0.25% on Variable Account Values. Pursuant to an Agreement between American Franklin and Franklin Financial, American Franklin has agreed to pay such commissions and Franklin Financial has agreed to remit to American Franklin the excess of all surrender charges paid to Franklin Financial over the sales and promotional expenses incurred by Franklin Financial to the extent necessary to reimburse American Franklin for commissions or other remuneration paid in connection with sales of the Contracts. Such Agreement also provides that the amount of such commissions and other remuneration not so reimbursed shall be deemed to have been contributed by American Franklin to the capital of Franklin Financial. Commissions and other remuneration will be paid by American Franklin from other sources, including the mortality and expense risk charge or other charges in connection with the Contracts, or from its general account to the extent it does not receive reimbursement from Franklin Financial.

     Franklin Financial is registered with the Securities and Exchange Commission as a broker-dealer under the Securities Exchange Act of 1934 and is a member of the National Association of Securities Dealers, Inc. Franklin Financial also acts as principal underwriter for Franklin Life Variable Annuity Funds A and B and Franklin Life Money Market Variable Annuity Fund C, separate accounts of The Franklin which are registered investment companies issuing interests in variable annuity contracts. Franklin Financial also acts as principal underwriter for Separate Account VUL and Separate Account VUL-2 of The American Franklin Life Insurance Company, separate accounts of American Franklin which are registered investment companies issuing interests in variable life insurance contracts.

     From time to time, American Franklin may pay or permit other promotional incentives, in cash or credit or other compensations.


                                 YEAR 2000 TRANSITION



     Like all financial services providers, American Franklin utilizes systems that may be affected by Year 2000 transition issues and it relies on service providers, including banks, custodians, and investment managers, that also may be affected. American Franklin and its affiliates have developed, and are in the process of implementing, a Year 2000 transition plan, and are confirming that their service providers are also so engaged. The resources that are being devoted to this effort are substantial. It is difficult to predict with precision whether the amount of resources ultimately devoted, or the outcome of these efforts, will have any negative impact on American Franklin. However, as of the date of this prospectus, it is not anticipated that Owners will experience negative effects on their investment, or on the services provided in connection therewith, as a result of Year 2000 transition implementation. American Franklin currently anticipates that its systems will be Year 2000 compliant on or about December 31, 1998, but there can be no assurance that American Franklin will be successful, or that interaction with other service providers will not impair American Franklin's services at that time.


                                    LEGAL MATTERS


     Sutherland, Asbill & Brennan LLP of Washington, D.C. has provided advice on certain matters relating to the federal securities laws.


                              OTHER INFORMATION ON FILE

     A Registration Statement has been filed with the Securities and Exchange Commission under the Securities Act of 1933 with respect to the Contracts discussed in this Prospectus. Not all of the information set forth in the Registration Statement and exhibits thereto has been included in this Prospectus. Statements contained in this Prospectus concerning the Contracts and other legal instruments are intended to be summaries. For a complete statement of the terms of these documents, reference should be made to the instruments filed with the Securities and Exchange Commission.

     A Statement of Additional Information is available from us on request. Its contents are as follows:

TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION

General Information. . . . . . . . . . . . . . . . . . . . . . . . . . . .    2

Regulation and Reserves. . . . . . . . . . . . . . . . . . . . . . . . . .    2
Experts. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    3
Principal Underwriter. . . . . . . . . . . . . . . . . . . . . . . . . . .    3
Administration of the Contracts. . . . . . . . . . . . . . . . . . . . . .    3
Limitations on Annuity Payment Options . . . . . . . . . . . . . . . . . .    4
     A.  Limitations on Choice of Annuity Payment Option . . . . . . . . .    4
Annuity Payments . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    6
     A.  Gender of Annuitant . . . . . . . . . . . . . . . . . . . . . . .    6
     B.  Misstatement of Age or Sex and Other Errors . . . . . . . . . . .    7
Change of Investment Adviser or Investment Policy. . . . . . . . . . . . .    7
Performance Data for the Divisions . . . . . . . . . . . . . . . . . . . .    7
Financial Statements . . . . . . . . . . . . . . . . . . . . . . . . . . .   10
Index to Financial Statements. . . . . . . . . . . . . . . . . . . . . . .  F-1

                                  THE CHAIRMAN-TM-
                         INDIVIDUAL RETIREMENT ANNUITY (IRA)
                                 DISCLOSURE STATEMENT

                                     INTRODUCTION

     THIS DISCLOSURE STATEMENT IS DESIGNED FOR PRESENT OWNERS OF IRAs ISSUED BY THE AMERICAN FRANKLIN LIFE INSURANCE COMPANY.

     This Disclosure Statement is not part of a contract but contains general and standardized information which must be furnished to each person who is issued an Individual Retirement Annuity. Please refer to the contract to determine specific rights and obligations thereunder.

                                      REVOCATION

     If you are purchasing a new or rollover IRA, then if for any reason you, as a recipient of this Disclosure Statement, decide within 20 days from the date your policy is delivered to you that you do not desire to retain your IRA, written notification to the Company must be mailed, together with your policy, within that period. If such notice is mailed within 20 days, all contributions, without adjustments for any applicable sales commissions or administrative expenses, will be refunded.

MAIL NOTIFICATION OF REVOCATION AND YOUR CONTRACT TO:

               The American Franklin Life Insurance Company
               AMFLIC Annuity Service Center
               P.O. Box 4636
               Houston, Texas  77210-4636
               (Phone No.  (800) 200-3101).

                                     ELIGIBILITY

     Under Internal Revenue Code ("Code") Section 219, for taxable years ending on or before December 31, 1996 if neither you, nor your spouse, is an active participant (see A. below), you may make a contribution of up to the lesser of $2,000 (or $2,250 in the case of a Spousal IRA) or 100% of compensation and take a deduction for the entire amount contributed. For taxable years beginning after December 31, 1996, if neither you, nor your spouse, is an active participant, you may make a combined contribution of up to the lesser of $4,000 ($2,000 in each IRA) or 100% of your combined compensation and take a deduction for the entire amount contributed. If you are an active participant, but have an adjusted gross income (AGI) below a certain level (see B. below), you may still make a deductible contribution. If, however, you or your spouse is an active participant and your combined AGI is above the specified level, the amount of the deductible contribution you may make to an IRA will be phased down and eventually eliminated.

A.  ACTIVE PARTICIPANT

     You are an "active participant" for a year if you are covered by a retirement plan. You are covered by a "retirement plan" for a year if your employer or union has a retirement plan under which money is added to your account or you are eligible to earn retirement credits. For example, if you are covered under a profit-sharing plan, certain government plans, a salary reduction arrangement (such as a tax sheltered annuity arrangement or a 401(k) plan), a Simplified Employee Pension program (SEP) or a plan which promises you a retirement benefit which is based upon the number of years of service you have with the employer, you are likely to be an active participant. Your Form W-2 for the year should indicate your participation status.

     You are an active participant for a year even if you are not yet vested in your retirement benefit. Also, if you make required contributions or voluntary employee contributions to a retirement plan, you are an active participant. In certain plans, you may be an active participant even if you were only with the employer for part of the year.

     You are not considered an active participant if you are covered in a plan only because of your service as 1) an Armed Forces Reservist for less than 90 days of active service, or 2) a volunteer firefighter covered for firefighting service by a government plan. Of course, if you are covered in any other plan, these exceptions do not apply.

     If you are married, filed a separate tax return, and did not live with your spouse at any time during the year, your spouse's active participation will not affect your ability to make deductible contributions.

B.  ADJUSTED GROSS INCOME (AGI)

     If you are an active participant, you must look at your Adjusted Gross Income for the year (if you and your spouse file a joint tax return, you use your combined AGI) to determine whether you can make a deductible IRA contribution. Your tax return will show you how to calculate your AGI for this purpose. If you are at or below a certain AGI level, called the Threshold Level, you are treated as if you were not an active participant and can make a deductible contribution under the same rules as a person who is not an active participant.



     In 1998, if you are single, your Threshold AGI Level is $30,000. The Threshold Level if you are married and file a joint tax return is $50,000, and if you are married but file a separate tax return, the Threshold Level is $0.


     If your AGI is less than $10,000 above your Threshold Level, you will still be able to make a deductible contribution, but it will be limited in amount.
The amount by which your AGI exceeds your Threshold Level (AGI - Threshold Level) is called your Excess AGI. For taxable years ending on or before December 31, 1996, the Maximum Allowable Deduction is $2,000 (or $2,250 for a Spousal IRA). For taxable years beginning after December 31, 1996, the Maximum Allowable Deduction per individual is $2,000. You can estimate your Deduction Limit as follows:

     (Your Deduction Limit may be slightly higher if you use this formula rather than the table provided by the IRS.)


     $10,000 - Excess AGI
     --------------------  x  Maximum Allowable Deduction = Deduction Limit
         $10,000

You must round up the result to the next highest $10 level (the next highest number which ends in zero). For example, if the result is $1,525, you must round it up to $1,530. If the final result is below $200 but above zero, your Deduction Limit is $200. Your Deduction Limit cannot, in any event, exceed 100% of your compensation.

Example 1:     Ms. Smith, a single person, is an active participant and has an
               AGI of $31,619. She calculates her deductible IRA contribution as follows:

Her AGI is $31,619

Her Threshold Level is $25,000
Her Excess AGI is (AGI - Threshold Level) or ($31,619-$25,000) = $6,619 Her Maximum Allowable Deduction is $2,000

So, her IRA deduction limit is:

               $10,000 - $6,619
               ----------------  x  $2,000 = $676 (rounded to $680)
                    $10,000

Example 2:     Mr. and Mrs. Young file a joint tax return.  Each spouse earns more than $2,000 and one is an active participant. They have a combined AGI of $44,255. They may each contribute to an IRA and calculate their deductible contributions to each IRA as follows:

Their AGI is $44,255
Their Threshold Level is $40,000
Their Excess AGI is (AGI - Threshold Level) or ($44,255 - $40,000) = $4,255 The Maximum Allowable Deduction for each spouse is $2,000

So, each spouse may compute his or her IRA deduction limit as follows:

               $10,000 - 4,255
               ---------------  x  $2,000 = $1,149 (rounded to $1,150)
                    $10,000


Example 3:     For taxable years ending on or before December 31, 1996, if, in
               Example 2, Mr. Young did not earn any compensation, or elected to be treated as earning no compensation, Mrs. Young could establish a Spousal IRA
               (consisting of an account for herself and one for her husband).
               The amount of deductible contributions which could be made to the two IRAs is calculated using a Maximum Allowable Deduction of $2,250 rather than $2,000.

               $10,000 - $4,255
               ----------------  x  $2,250 = $1,293 (rounded to $1,300)
                    $10,000

The $1,300 can be divided between the two accounts, but neither IRA may receive a deductible contribution of more than $1,150.


Example 4:     For taxable years beginning after December 31, 1996, if, in
               Example 2, Mr. Young did not earn any compensation, or elected to be treated as earning no compensation, Mr. Young could still establish an IRA for himself and Mrs. Young could establish an IRA for herself. The amount of deductible contributions which could be made to the two IRAs is calculated using a Maximum
               Allowable Deduction of $4,000 rather than $2,000.

               $10,000 - $4,255
               ----------------  x  $4,000 = $2,298 (rounded to $2,300)
                    $10,000

The $2,300 can be divided between the two accounts, but neither IRA may receive a deductible contribution of more than $2,000.


Example 5:     Mr. Jones, a married person, files a separate tax return and is an active participant. He has $1,500 of compensation and wishes to make a deductible contribution to an IRA.


His AGI is $1,500
His Threshold Level is $0
His Excess AGI is ((AGI - Threshold Level) or $1,500-$0) = $1,500
His Maximum Allowable Deduction is $2,000

So, his IRA deduction limit is:

     $10,000 - $1,500
     ----------------  x  $2,000 = $1,700
          $10,000

Even though his IRA deduction limit under the formula is $1,700, Mr. Jones may not deduct an amount in excess of his compensation, so, his actual deduction is limited to $1,500.

                                     SPOUSAL IRAs

     As noted in Example 3 above, for taxable years ending on or before December 31, 1996 under the Act you may contribute to a Spousal IRA even if your spouse has earned some compensation during the year. Provided your spouse does not make a contribution to an IRA, you may set up a Spousal IRA consisting of an annuity for your spouse as well as an annuity for yourself. The total maximum deductible amount to your IRA and a Spousal IRA is the lesser of $2,250 or 100% of compensation. As noted in Example 4 above, for taxable years beginning after December 31, 1996, the total maximum deductible amount to your IRA and your spouse's IRA is the lesser of $4,000 (up to $2,000 per IRA) or 100% of your combined compensation.

                         NON-DEDUCTIBLE CONTRIBUTIONS TO IRAs

     Even if you are above the Threshold Level and thus may not make a deductible contribution of $2,000 ($2,250 if a Spousal IRA is involved in the case of a taxable year ending on or before December 31, 1996), you may still contribute up to the lesser of 100% of compensation or $2,000 to an IRA ($2,250 for a Spousal IRA in the case of a taxable year ending on or before December 31,
1996). The amount of your contribution which is not deductible will be a non-deductible contribution to the IRA. You may also choose to make a contribution non-deductible even if you could have deducted part or all of the contribution. Interest or other earnings on your IRA contribution, whether from deductible or non-deductible contributions, will not be taxed until taken out of your IRA and distributed to you.

     If you make a non-deductible contribution to an IRA, you must report the amount of the non-deductible contribution to the IRS on Form 8606 as a part of your tax return for the year.

     You may make a $2,000 contribution at any time during the year, if your compensation for the year will be at least $2,000, without having to know how much will be deductible. When you fill out your return, you may then figure out how much is deductible.

     You may withdraw an IRA contribution made for a year any time before April 15 of the following year. If you do so, you must also withdraw the earnings attributable to that portion and report the earnings as income for the year for which the contribution was made. If some portion of your contribution is not deductible, you may decide either to withdraw the non-deductible amount, or to leave it in the IRA and designate that portion as a non-deductible contribution on your tax return.

                                  IRA DISTRIBUTIONS

     Generally, IRA distributions which are not rolled over (see "Rollover IRA Rules," below) are included in your gross income in the year they are received. Non-deductible IRA contributions, however, are made using income which has already been taxed (that is, they are not deductible contributions). Thus, the portion of the IRA distributions consisting of non-deductible contributions will not be taxed again when received by you. If you make any non-deductible IRA contributions, each distribution from your IRA(s) will consist of a non-taxable portion (return of non-deductible contributions) and a taxable portion (return of deductible contributions, if any, and account earnings). Special tax rules applicable to lump sum distributions from tax qualified retirement plans are not applicable to IRA distributions.

     Thus, you may not take a distribution which is entirely tax-free. The following formula is used to determine the non-taxable portion of your distributions for a taxable year:


     Remaining Non-Deductible Contributions
     --------------------------------------  x  Total Distributions = Nontaxable Distributions
     Year-End Total IRA Balances                   (for the year)         (for the year)


     To figure the year-end total IRA balance, you treat all of your IRAs as a single IRA. This includes all regular IRAs (whether accounts or annuities), as well as Simplified Employee Pension (SEP) IRAs, and Rollover IRAs. You also add back the distributions taken during the year.

Example: An individual makes the following contributions to his or her IRA(s).

                                       Year        Deductible     Non-Deductible
                                       ----        ----------     --------------

                                       1986          $2,000                0
                                       1987           1,800                0
                                       1990           1,000           $1,000
                                       1992             600            1,400
                                                    -------          -------
                                                     $5,400           $2,400


Deductible Contributions:                            $5,400
Non-Deductible Contributions:                         2,400
Earnings  on IRAs:                                    1,200
                                                    -------
Total Account Balance of IRA(s) as of 12/31/95
(including distributions in 1995):                   $9,000

     In 1995, the individual takes a distribution of $3,000. The total account balance in the IRAs on 12/31/95 plus 1995 distributions is $9,000. The non-taxable portion of the distributions for 1995 is figured as follows:

Total non-deductible contributions                     $2,400
                                                       ------  x  $3,000 = $810
Total account balance in the IRAs, plus distributions  $9,000

     Thus, $810 of the $3,000 distribution in 1995 will not be included in the individual's taxable income. The remaining $2,190 will be taxable for 1995.

                                  ROLLOVER IRA RULES

1.  IRA TO IRA

     You may withdraw, tax-free, all or part of the assets from an IRA and reinvest or rollover such assets in one or more IRAs. The rollover must be completed within 60 days of the withdrawal. No IRA deduction is allowed for the rollover. If you make such a rollover, you may not make another rollover from an IRA to another IRA for at least one year after the original rollover is made. Amounts required to be distributed because the individual has reached age 70 1/2 may not be rolled over.

2.  EMPLOYER PLAN DISTRIBUTIONS TO IRA

     All taxable distributions (known as "eligible rollover distributions") from qualified pension, profit-sharing, stock bonus and tax sheltered annuity plans may be rolled over to an IRA, with the exception of (1) annuities paid over a life or life expectancy, (2) installments for a period of ten years or more, and
(3) required minimum distributions under Code Section 401(a)(9).

     Rollovers may be accomplished in two ways. First, you may elect to have an eligible rollover distribution paid directly to an IRA (a "direct rollover"). Second, you may receive the distribution directly and then, within 60 days of receipt, roll the amount over to an IRA. However, any amount that you elect not to have distributed as a direct rollover will be subject to 20 percent income tax withholding, and, if you are younger than age 59 1/2, may result in a 10% excise tax on any amount of the distribution that is included in income. Questions regarding distribution options should be directed to your Plan Trustee or Plan Administrator, or may be answered by consulting IRS Regulations Sections 1.401(a)(31)-1, 1.402(c)-2 and 31.3405(c)-1.

                        PENALTIES FOR PREMATURE DISTRIBUTIONS

     If you receive a distribution from your IRA before you reach age 59 1/2, an additional tax of 10 percent will be imposed under Code Section 72(t), unless the distribution (a) occurs because of your death or disability, (b) is received as a part of a series of substantially equal payments over your life or life expectancy, (c) is received as a part of a series of substantially equal payments over the lives or life expectancy of you and your designated beneficiary, or (d) is contributed to a rollover IRA or a qualified plan.

                                MINIMUM DISTRIBUTIONS

     Under the rules set forth in Code Section 408(b)(3) and Section 401(a)(9), you may not leave the funds in your contract indefinitely. Certain minimum distributions are required. These required distributions may be taken in one of two ways: (a) by withdrawing the balance of your contract by a "required beginning date," usually April 1 of the year following the date at which you reach age 70 1/2; or (b) by withdrawing periodic distributions of the balance in your contract by the required beginning date. These periodic distributions may be taken over (a) your life; (b) the lives of you and your designated beneficiary; (c) a period not extending beyond your life expectancy; or (d) a period not extending beyond the joint life expectancy of you and your designated beneficiary.

     If you do not satisfy the minimum distribution requirements, then, pursuant to Code Section 4974, you may have to pay a 50% excise tax on the amount not distributed as required that year.

     The foregoing minimum distribution rules are discussed in detail in IRS Publication 590, "Individual Retirement Arrangements."

                                      REPORTING

     You are required to report penalty taxes due on excess contributions, excess accumulations, excess distributions, premature distributions, and prohibited transactions. Currently, IRS Form 5329 is used to report such information to the Internal Revenue Service.

                               PROHIBITED TRANSACTIONS

     Neither you nor your beneficiary may engage in a prohibited transaction, as that term is defined in Code Section 4975. If you or your beneficiary engage in a prohibited transaction with respect to your IRA, the account will lose its tax exemption and you will be required to include the fair market value of your IRA in gross income for the taxable year in which you or your beneficiary engage in such a prohibited transaction.

     Borrowing any money from (or by use of) this IRA would, under Code Section 408(e)(3), cause the contract to cease to be an Individual Retirement Annuity and would result in the fair market value of the annuity being included in the owner's gross income in the taxable year in which such loan is made.

     Use of this contract as security for a loan, if such loan were otherwise permitted, would, under Code Section 408(e)(4), cause the portion so used to be treated as a taxable distribution includable in your gross income for the year during which the contract is so used.

                                 EXCESS CONTRIBUTIONS

     Code Section 4973 imposes a six percent excise tax as a penalty for an excess contribution to an IRA. An excess contribution is the excess of the deductible and nondeductible amounts contributed by the Owner to an IRA for that year over the lesser of his or her taxable compensation or $2,000. (Different limits apply in the case of a spousal IRA arrangement for taxable years ending on or before December 31, 1996.) If the excess contribution plus any net income attributable thereto is not withdrawn by the due date of your tax return (including extensions) you will be subject to the penalty.

                                     IRS APPROVAL


     Your contract and IRA endorsement have been approved by the Internal Revenue Service as a tax qualified Individual Retirement Annuity. Such approval by the Internal Revenue Service is a determination only as to the form of the annuity and does not represent a determination of the merits of such annuity.

     This disclosure statement is intended to provide an overview of the applicable tax laws relating to Individual Retirement Annuities. It is not intended to constitute a comprehensive explanation as to the tax consequences of your IRA. As with all significant transactions such as the establishment or maintenance of, or withdrawal from an IRA, appropriate tax and legal counsel should be consulted. Further information may also be acquired by contacting your IRS District Office or consulting IRS Publication 590.

          FINANCIAL DISCLOSURE (THE CHAIRMAN COMBINATION FIXED AND VARIABLE
                                       ANNUITY)

     This Financial Disclosure is applicable to IRAs using The Chairman combination fixed and variable annuity purchased from The American Franklin Life Insurance Company ("American Franklin") on or after April 30, 1997.

     Earnings under the variable investment options are not guaranteed, and depend on the performance of the underlying mutual funds that you select. The value of the underlying mutual funds is determined each day that the New York Stock Exchange is open for trading. You bear the risk of investment losses with respect to the variable investment options. As such, earnings cannot be projected. You may also allocate purchase payments to fixed investment options, which earn interest for one-year, three-year or five-year periods, as you select, at guaranteed rates established by American Franklin from time to time. Set forth below are the charges associated with such annuities.

CHARGES:

     (a)  Annual contract fee of $30 deducted at the end of each contract year.

     (b) A maximum charge of $25 for each transfer, in excess of 12 free transfers annually, of contract value among divisions of the Separate Account and the Guarantee Periods.

     (c) To compensate for mortality and expense risks assumed by American Franklin under the contract, variable divisions only will incur a daily charge at an annualized rate of 1.25% of the average Separate Account Value of the contract during both the Accumulation and the Payout Phase.

     (d) Premium taxes, if applicable, may be charged against Accumulation Value at time of annuitization, a full or partial surrender or upon the death of the Annuitant. If a jurisdiction imposes premium taxes at the time purchase payments are made, the Company may deduct a charge at that time.

     (e) If the contract is surrendered, or if a withdrawal is made, there may be a Surrender Charge. The Surrender Charge equals the sum of the following:

     6% of purchase payments for surrenders and withdrawals made during the first and second contract years following receipt of the purchase payments surrendered;

     5% of purchase payments for surrenders and withdrawals made during the third and fourth contract years following receipt of the purchase payments surrendered;

     4% of purchase payments for surrenders and withdrawals made during the fifth and sixth contract years following receipt of the purchase payments surrendered; and

     2% of purchase payments for surrenders and withdrawals made during the seventh contract year following receipt of the purchase payments surrendered.

     There will be no charge imposed for surrenders and withdrawals made after the seventh contract year following receipt of the purchase payments surrendered.

     Under certain circumstances described in the contract, portions of a partial withdrawal may be exempt from the Surrender Charge.

     (f) To compensate for administrative expenses, a daily charge will be incurred at an annualized rate of .15% of the average Separate Account Value of the contract during the Accumulation and the Payout Phase.


     (g) Each variable division will be charged a fee for asset management and other expenses deducted directly from the underlying fund during the Accumulation and Payout Phase. For funds managed by Fidelity Management & Research Company, the fee during the 1997 fiscal year ranged between 0.28% and 0.92%. For funds managed by Massachusetts Financial Services Company, the fee during the 1997 fiscal year ranged between 0.87% and 1.00%.

                                      PROSPECTUS

                                   THE CHAIRMAN-TM-
                   COMBINATION FIXED AND VARIABLE ANNUITY CONTRACTS

                                      OFFERED BY

                     THE AMERICAN FRANKLIN LIFE INSURANCE COMPANY
                                  #1 FRANKLIN SQUARE
                             SPRINGFIELD, ILLINOIS  62713


--------------------------------------------------------------------------------

                          Complete and return this form to:

  The American Franklin Life Insurance Company
  AMFLIC Annuity Service Center
  P.O. Box 4636
  Houston, Texas  77210-4636
  (800) 200-3101


  Please send me the Statement of Additional Information dated April 30, 1998 for Separate Account VA-1.



           ---------------------------------------------------------------
                                        (Name)


           ---------------------------------------------------------------
                                       (Street)


           ---------------------------------------------------------------
        (City)                      (State)                   (Zip Code)

                              SEPARATE ACCOUNT VA-1 OF
                     THE AMERICAN FRANKLIN LIFE INSURANCE COMPANY

                                  THE CHAIRMAN-TM-

                  Combination Fixed And Variable Annuity Contracts
                                     Offered by
                    THE AMERICAN FRANKLIN LIFE INSURANCE COMPANY
                  #1 Franklin Square, Springfield, Illinois  62713
                                   (800) 528-2011

                        STATEMENT OF ADDITIONAL INFORMATION



                                 Dated April 30, 1998



     This Statement of Additional Information is not a prospectus. It should be read with the Prospectus for Separate Account VA-1 of The American Franklin Life Insurance Company ("Separate Account VA-1") concerning The Chairman flexible payment deferred individual annuity Contracts investing in certain mutual fund portfolios of the Variable Insurance Products Fund, the Variable Insurance Products Fund II and MFS Variable Insurance Trust, dated April 30, 1998. A copy of the Prospectus for the Contracts, and any supplements thereto, may be obtained by contacting The American Franklin Life Insurance Company ("American Franklin") at its Administrative Office located at 2727-A Allen Parkway 3-50, Houston, Texas 77019-2191; mailing address - P.O. Box 4636, Houston, Texas 77210-4636; telephone numbers - (800) 200-3101 or (713) 831-3310. An Owner has the option of receiving benefits on a fixed basis through American Franklin's Fixed Account or through American Franklin's Separate Account VA-1. Terms used in this Statement of Additional Information have the same meanings as are defined in the Prospectus under the heading "Glossary."


                                  TABLE OF CONTENTS

General Information. . . . . . . . . . . . . . . . . . . . . . . . . . .     2
Regulation and Reserves. . . . . . . . . . . . . . . . . . . . . . . . .     2
Experts. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     3
Principal Underwriter. . . . . . . . . . . . . . . . . . . . . . . . . .     3
Administration of the Contracts. . . . . . . . . . . . . . . . . . . . .     3
Limitations on Annuity Payment Options . . . . . . . . . . . . . . . . .     4
    A.  Limitations on Choice of Annuity Payment Option. . . . . . . . .     4
Annuity Payments . . . . . . . . . . . . . . . . . . . . . . . . . . . .     6
    A.  Gender of Annuitant. . . . . . . . . . . . . . . . . . . . . . .     6
    B.  Misstatement of Age or Sex and Other Errors. . . . . . . . . . .     7
Change of Investment Adviser or Investment Policy. . . . . . . . . . . .     7
Performance Data for the Divisions . . . . . . . . . . . . . . . . . . .     7
Financial Statements . . . . . . . . . . . . . . . . . . . . . . . . . .    10
Index to Financial Statements. . . . . . . . . . . . . . . . . . . . . .   F-1

                                 GENERAL INFORMATION

     American Franklin is a legal reserve stock life, accident and health insurance company organized under the laws of the State of Illinois in 1981. American Franklin is a wholly-owned subsidiary of The Franklin Life Insurance Company ("The Franklin"). The Franklin is a legal reserve stock life insurance company organized under the laws of the State of Illinois in 1884. The Franklin issues individual life insurance, annuity and accident and health insurance policies, group annuities and group life and health insurance and offers a variety of whole life, life, retirement income and level and decreasing term insurance plans. Its home office is located at #1 Franklin Square, Springfield, Illinois 62713.

                             REGULATION AND RESERVES

     American Franklin is subject to regulation and supervision by the insurance departments of the states in which it is licensed to do business. This regulation covers a variety of areas, including benefit reserve requirements, adequacy of insurance company capital and surplus, various operational standards, and accounting and financial reporting procedures. American Franklin's operations and accounts are subject to periodic examination by insurance regulatory authorities.

     Under insurance guaranty fund laws in most states, insurers doing business therein can be assessed up to prescribed limits for insurance contract losses, if covered, incurred by insolvent companies. The amount of any future assessments of American Franklin under these laws cannot be reasonably estimated. Most of these laws do provide, however, that an assessment may be excused or deferred if it would threaten an insurer's own financial strength.

     Although the federal government generally has not directly regulated the business of insurance, federal initiatives often have an impact on the business in a variety of ways. Federal measures that may adversely affect the insurance business include employee benefit regulation, tax law changes affecting the taxation of insurance companies or of insurance products, changes in the relative desirability of various personal investment vehicles, and removal of impediments on the entry of banking institutions into the business of insurance. Also, both the executive and legislative branches of the federal government have under consideration various insurance regulatory matters, which could ultimately result in direct federal regulation of some aspects of the insurance business. It is not possible to predict whether this will occur or, if so, what the effect on American Franklin would be.

     Pursuant to state insurance laws and regulations, American Franklin is obligated to carry on its books, as liabilities, reserves to meet its obligations under outstanding insurance contracts. These reserves are based on assumptions about, among other things, future claims experience and investment returns. Neither the reserve requirements nor the other aspects of state insurance regulation provide absolute protection to holders of insurance contracts, including the Contracts, if American Franklin were to incur claims or expenses at rates significantly higher than expected, for example, due to acquired immune deficiency syndrome or other infectious diseases or catastrophes, or significant unexpected losses on its investments.

                                       EXPERTS


     The statement of net assets as of December 31, 1997 and the related statements of operations and changes in net assets for the period from February 28, 1997 (date of inception) to December 31, 1997 of Separate Account VA-1, appearing herein, have been audited by Ernst & Young LLP, independent auditors, as set forth in their report thereon appearing elsewhere herein. The financial statements of American Franklin at December 31, 1997 and 1996 and for each of the two years in the period ended December 31, 1997, the eleven months ended December 31, 1995 and the one month ended January 31, 1995, appearing herein, have been audited by Ernst & Young LLP, independent auditors, as set forth in their report thereon appearing elsewhere herein. Such financial statements referred to above are included in reliance upon such reports given upon the authority of such firm as experts in accounting and auditing.


                                PRINCIPAL UNDERWRITER


     Franklin Financial Services Corporation ("FFSC") is the principal underwriter with respect to the Contracts. FFSC also serves as principal underwriter to Franklin Life Variable Annuity Fund A, Franklin Life Variable Annuity Fund B, Franklin Life Money Market Variable Annuity Fund C, which offer interests in variable annuities, and Separate Account VUL and Separate Account VUL-2 of The American Franklin Life Insurance Company, which offer interests in flexible premium variable life insurance policies, each of which is an investment company registered under the Investment Company Act of 1940. FFSC, a Delaware corporation, is a wholly-owned subsidiary of The Franklin and a member of the National Association of Securities Dealers, Inc. During 1997, commissions in the amount of $1,740,597.96 were paid on the Contracts.


     The securities offered pursuant to the Contracts are offered on a continuous basis.

                           ADMINISTRATION OF THE CONTRACTS


     While American Franklin has primary responsibility for all administration of the Contracts, American General Life Insurance Company ("AGL") has agreed pursuant to a services agreement among American General Corporation and almost all of its subsidiaries to provide all administrative services in connection with the Contracts, including the issuance of the Contracts and the maintenance of Owners' records. American Franklin and AGL, as wholly-owned subsidiaries of American General Corporation, are parties to the services agreement. Pursuant to such agreement, American Franklin reimburses AGL for the costs and expenses which AGL incurs in providing such administrative services in connection with the Contracts, but neither American Franklin nor AGL incurs a loss or realizes a profit by reason thereof. During 1997, $4,750 was paid by American Franklin to AGL for these services. AGL is a stock life insurance company organized under the laws of Texas and is also engaged in the writing and sale of life insurance and annuity contracts. American Franklin's ability to administer the Contracts could be adversely affected should AGL terminate or be unable to continue providing administrative services pursuant to the services agreement.

                        LIMITATIONS ON ANNUITY PAYMENT OPTIONS

A.   LIMITATIONS ON CHOICE OF ANNUITY PAYMENT OPTION

     Described below are certain limitations on Annuity Payment Options based on American Franklin's current understating of the distribution rules generally applicable to Non-Qualified Contracts, Section 457 Contracts and to Qualified Contracts. Various questions exist, however, about the application of the distribution rules to distributions from the Contracts and their effect on Annuity Payment Option availability thereunder.

     The Internal Revenue Service has proposed regulations relating to required distributions from Section 457 Plans and Qualified Plans. These proposed regulations may limit the availability of the Annuity Payment Options for Contracts issued in connection with such plans. The proposed regulations are generally effective for calendar years after 1984; persons contemplating the purchase of a Contract should consult a qualified tax advisor concerning the effect of the proposed regulations on the Annuity Payment Option or Options he or she is contemplating.

     FIRST OPTION - LIFE ANNUITY. Under Qualified Contracts, if the Annuitant dies before Annuity payments have commenced, this Annuity Payment Option is available to the Beneficiary only if the Beneficiary is an individual designated in the Contract and distributions to the Beneficiary begin not later than one year after the date of the Annuitant's death (except that distributions to a designated Beneficiary who is the surviving spouse of the Annuitant need not commence earlier than the date on which the Annuitant would have attained age
70 1/2). If the surviving spouse of the Annuitant is the designated Beneficiary and such surviving spouse dies before Annuity payments to such spouse have commenced, the surviving spouse generally will be treated as the Annuitant for purposes of the distribution requirements.

     Under Non-Qualified Contracts, if any Owner dies before Annuity payments have commenced, this Annuity Payment Option is available to a non-spouse designated Beneficiary only if the Beneficiary is an individual designated in the Contract and distributions to the designated Beneficiary begin not later than one year after the date of the Owner's death (or the substituted surviving spouse's death, as the case may be). If the surviving spouse of the Owner is the designated Beneficiary, the distribution requirements are applied as if the surviving spouse was the Owner.

     Under Section 457 Contracts, if the Annuitant dies before Annuity payments have commenced, this Annuity Payment Option is not available to the Beneficiary unless the designated Beneficiary is the surviving spouse of the Annuitant and distributions to the designated Beneficiary begin not later than the later of
(i) one year after the date of the Annuitant's death or (ii) the date on which the Annuitant would have attained age 70 1/2.

     SECOND OPTION - LIFE ANNUITY WITH PAYMENT FOR A FIXED TERM OF YEARS. Under Qualified Contracts, this Annuity Payment Option is available only if the selected period does not extend beyond the life expectancy of the Annuitant (or the joint life expectancies of the Annuitant and his or her designated Beneficiary). Further, if the Annuitant dies before Annuity payments have commenced, this Annuity Payment Option is not available to a Beneficiary unless
(i) the

Beneficiary is an individual designated in the Contract, (ii) the selected period does not extend beyond the life expectancy of the designated Beneficiary and (iii) the distribution to the designated Beneficiary commences not later than one year after the date of the Annuitant's death (except that distributions to a designated Beneficiary who is the surviving spouse of the Annuitant need not commence earlier than the date on which the Annuitant would have attained age 70 1/2). If the surviving spouse of the Annuitant is the designated Beneficiary and the surviving spouse dies before Annuity payments to such spouse have commenced, the surviving spouse generally will be treated as the Annuitant for purposes of the distribution requirements. This Annuity Payment Option is available in connection with Individual Retirement Annuities or in connection with Section 403(b) annuity purchase plans only if certain minimum distribution incidental benefit requirements of the proposed regulations are met.

     Under Non-Qualified Contracts, if any Owner dies before Annuity payments have commenced, this Annuity Payment Option is available to a non-spouse designated Beneficiary only if the Beneficiary is an individual designated in the Contract, distributions to the designated Beneficiary begin not later than one year after the date of the Owner's death (or the substituted surviving spouse's death, as the case may be), and the selected period does not extend beyond the life expectancy of the designated Beneficiary. If the surviving spouse of the deceased Owner is the designated Beneficiary, the distribution requirements are applied as if the surviving spouse was the Owner.

     Under Section 457 Contracts, this Annuity Payment Option is not available unless the selected period does not extend beyond the life expectancy of the Annuitant (or the joint life expectancy of the Annuitant and his or her designated Beneficiary who is an individual designated in the Contract). Further, if the Annuitant dies before Annuity payments have commenced, this Annuity Payment Option is not available to the Beneficiary unless (a) the designated Beneficiary is the surviving spouse of the Annuitant, (b) the selected period does not extend beyond the life expectancy of the designated Beneficiary and (c) distributions to the designated Beneficiary begin not later than the later of (i) one year after the date of the Annuitant's death or (ii) the date on which the Annuitant would have attained age 70 1/2. This Annuity Payment Option is also not available under Section 457 Contracts unless certain minimum distribution rules similar to the minimum distribution incidental benefit requirements of proposed regulations are met.

     THIRD OPTION - JOINT AND LAST SURVIVOR LIFE ANNUITY. Under Section 457 Contracts and Qualified Contracts, this Annuity Payment Option is available only if the secondary annuitant is the spouse of the Annuitant or if certain minimum distribution incidental benefit requirements of the proposed regulations are met. Further, if the Annuitant dies before Annuity payments have commenced, this Annuity Payment Option is not available to a Beneficiary. Under Non-Qualified Contracts, if any Owner dies before Annuity payments have commenced, this Annuity Payment Option is available only if the designated Beneficiary is the surviving spouse of the deceased Owner.

     FOURTH OPTION - INCOME PAYMENTS FOR A FIXED TERM OF YEARS. Under Qualified Contracts, this Annuity Payment Option is available only if the limitations described in the Second Option, above, applicable to such Qualified Contracts, are satisfied, except that this Annuity Payment Option is otherwise available to a designated Beneficiary where the Annuitant dies before Annuity payments have commenced if the designated period does not exceed a period that terminates five years after the death of the Annuitant or the substituted surviving spouse, as the case may be. In addition, this Annuity Payment Option is not available if the number of years in the selected period over which Annuity payments would otherwise be paid plus the attained age of the Annuitant at the Annuity Commencement Date would exceed 95.

     Under Non-Qualified Contracts this Annuity Payment Option is not available to a Beneficiary where the Annuitant dies before Annuity payments have commenced, unless either the limitations described in the Second Option, above, applicable to such Non-Qualified Contracts are satisfied, or the selected period does not exceed a period that terminates five years after the death of the Annuitant or the substituted surviving spouse, as the case may be.

     Under Section 457 Contracts this Annuity Payment Option is not available unless the limitations described in the Second Option, above, applicable to
Section 457 Contracts, are satisfied. This Annuity Payment Option is also available to a designated Beneficiary where the Annuitant dies before Annuity payments have commenced if the designated period does not exceed a period that terminates five years after the death of the Annuitant. If the surviving spouse of the Annuitant is the designated Beneficiary and the surviving spouse dies before Annuity payments to such spouse have commenced, the surviving spouse will be treated as the Annuitant for purposes of the preceding sentence. In addition, this Annuity Payment Option is not available if the number of years in the selected period over which Annuity payments would otherwise be paid plus the attained age of the Annuitant at the Annuity Commencement Date would exceed 95.

     FIFTH OPTION - PAYMENTS OF A SPECIFIED DOLLAR AMOUNT. This Annuity Payment Option is not available to a Beneficiary under a Non-Qualified Contract where the Annuitant dies before Annuity payments have commenced, unless the amount selected results in a distribution period which either satisfies the limitations described in the Second Option, above, applicable to Non-Qualified Contracts, or which terminates not more than five years after the death of the Annuitant or the substitute surviving spouse, as the case may be.

                                   ANNUITY PAYMENTS

A.   GENDER OF ANNUITANT

     When annuity payments are based on life expectancy, the amount of each annuity payment ordinarily will be higher if the Annuitant or other measuring life is a male, as compared with a female under an otherwise identical Contract. This is because, statistically, females tend to have longer life expectancies than males.

     However, there will be no differences between males and females in any jurisdiction, including Montana, where such differences are not permitted. American Franklin will also make available Contracts with no such differences in connection with certain employer-sponsored benefit plans. Employers should be aware that, under most such plans, Contracts that make distinctions based on gender are prohibited by law.

B.   MISSTATEMENT OF AGE OR SEX AND OTHER ERRORS

     If the age or sex of an Annuitant has been misstated to American Franklin, the benefits payable will be those which the purchase payments paid would have purchased at the correct age and sex. If American Franklin made any overpayments because of incorrect information about age or sex, or any error or miscalculation, American Franklin will deduct the overpayment from the next payment or payments due. American Franklin will add any underpayments to the next payment. The amount of any adjustment will be credited or charged with interest at the assumed interest rate used in the Contract's annuity tables.

                  CHANGE OF INVESTMENT ADVISER OR INVESTMENT POLICY

     Unless otherwise required by law or regulation, neither the investment adviser to any Fund nor any investment policy may be changed without the consent of American Franklin. If required, approval of or change of any investment objective will be filed with the insurance department of each state where a Contract has been delivered. The Owner (or, after annuity payments start, the payee) will be notified of any material investment policy change that has been approved. Owners will be notified of any investment policy change prior to its implementation by Separate Account VA-1 if such Owners' consent or vote is required for such change.

                          PERFORMANCE DATA FOR THE DIVISIONS

     American Franklin may provide investment results for each of the available Divisions of Separate Account VA-1. Such results are not an estimate or guarantee of future investment performance, and do not represent the actual experience of amounts invested by a particular Owner. The investment experience for each Division will reflect the investment performance of the separate investment Portfolio then funding such Division for the periods stated.

AVERAGE ANNUAL TOTAL RETURN CALCULATIONS

     Each Division's average annual total return quotation will be computed in accordance with a standard method prescribed by the Securities and Exchange Commission. The average annual total return for a Division for a specific period is found by first taking a hypothetical $1,000 investment in the Division's Accumulation Units on the first day of the period at the maximum offering price, which is the Accumulation Unit value per unit ("initial investment"), and computing the ending redeemable value ("redeemable value") of that investment at the end of the period. The redeemable value reflects the effect of the applicable Surrender Charge that may be imposed at the end of the period as well as all other recurring charges and fees applicable under the Contract to all Owner accounts. Such other charges and fees include the mortality and expense risk charge, the administrative expense charge, and a pro rata portion of the Annual Contract Fee for the relevant period. Any premium taxes will not be reflected. The redeemable value is then divided by the initial investment and this quotient is taken to the Nth root (N represents the number of years in the period) and 1 is subtracted from the result, which is then expressed as a percentage.

TOTAL RETURN CALCULATIONS (WITHOUT SURRENDER CHARGE)

     Each Division may also advertise its non-standardized total return, which will be calculated in the same manner and for the same time periods as the standardized average annual total returns described immediately above, except that the redeemable value will not reflect the deduction of any applicable Surrender Charge that may be imposed at the end of the period, since it is assumed that the Contract will continue through the end of each period, or the deduction of the Annual Contract Fee. If reflected, these charges would reduce the performance results presented.

CUMULATIVE TOTAL RETURN CALCULATIONS

     No standardized formula has been prescribed by the Securities and Exchange Commission for calculating cumulative total return performance. Cumulative total return performance is the compound rate of return on a hypothetical initial investment of $1,000 in each Division's Accumulation Units on the first day of the period at the maximum offering price, which is the Accumulation Unit value per unit ("initial investment"). Cumulative total return figures (and the related "Growth of a $1,000 Investment" figures) will not include the effect of any premium taxes or any applicable Surrender Charge or the Annual Contract Fee. Cumulative total return quotations will reflect changes in Accumulation Unit value and will be calculated by finding the cumulative rates of return of the hypothetical initial investment over various periods, according to the following formula, and then expressing that as a percentage:

                                   C = (ERV/P) - 1

Where:

     C    =    cumulative total return
     P    =    a hypothetical initial investment of $1,000
     ERV  =    ending redeemable value is the value at the end of the applicable period of a hypothetical $1,000 investment made at the beginning of the applicable period.

YIELD CALCULATIONS

     The yields for the VIP High Income Division and the VIPII Investment Grade Bond Division will each be computed in accordance with a standard method prescribed by the Securities and Exchange Commission. The yield quotation will be computed by dividing the net investment income per Accumulation Unit earned during the specified one month or 30-day period by the Accumulation Unit values on the last day of the period, according to the following formula that assumes a semi-annual reinvestment of income:

                                       a - b
                           YIELD = 2[(------- +1) 6 - 1]
                                        cd

a = net dividends and interest earned during the period by the Fund attributable to the Division

b = expenses accrued for the period (net of reimbursements) c = the average daily number of Accumulation Units outstanding during the period

d =  the Accumulation Unit value per unit on the last day of the period

     The yield of each Division will reflect the deduction of all recurring fees and charges applicable to each Division, such as the mortality and expense risk charge, the administrative expense charge, and a pro rata portion of the Annual Contract Fee for the relevant period, but will not reflect the deduction of Surrender Charges or premium taxes.

VIP MONEY MARKET DIVISION YIELD AND EFFECTIVE YIELD CALCULATIONS


     The VIP Money Market Division's yield will be computed in accordance with a standard method prescribed by the Securities and Exchange Commission. Under that method, the current yield quotation is based on a seven-day period and computed as follows: the net change in the Accumulation Unit value during the period is divided by the Accumulation Unit value at the beginning of the period to obtain the base period return; the base period return is then multiplied by the fraction 365/7 to obtain the current yield figure, which is carried to the nearest one-hundredth of one percent. Realized capital gains or losses, unrealized appreciation or depreciation or income other than investment income of the Division's Portfolio are not included in the calculation.


     The VIP Money Market Division's effective yield will be determined by taking the base period return (computed as described above) and calculating the effect of assumed compounding. The formula for the effective yield is: (base period return + 1) 365/7-1.

     Yield and effective yield will not reflect the deduction of Surrender Charges or premium taxes that may be imposed upon the redemption of Accumulation Units.

PERFORMANCE COMPARISONS

     The performance of each or all of the available Divisions of Separate Account VA-1 may be compared in advertisements and sales literature to the performance of other variable annuity issuers in general or to the performance of particular types of variable annuities investing in mutual funds, or series of mutual funds, with investment objectives similar to each of the Divisions of Separate Account VA-1. Lipper Analytical Services, Inc. ("Lipper") and the Variable Annuity Research and Data Service ("VARDS(R)") are independent services which monitor and rank the performance of variable annuity issuers in each of the major categories of investment objectives on an industry-wide basis. Lipper's rankings include variable life issuers as well as variable annuity issuers. VARDS(R) rankings compare only variable annuity issuers. The performance analyses prepared by Lipper and VARDS(R) rank such issuers on the basis of total return, assuming reinvestment of dividends and distributions, but do not take sales charges, redemption fees or certain expense deductions at the separate account level into consideration. In addition, VARDS(R) prepares risk adjusted rankings, which consider the effects of market risk on total return performance.

     In addition, each Division's performance may be compared in advertisements and sales literature to the following benchmarks: (1) the Standard & Poor's 500 Composite Stock Price

Index, an unmanaged weighted index of 500 leading domestic companies that represent approximately 80% of the market capitalization of the United States equity market; (2) the Dow Jones Industrial Average, an unmanaged unweighted average of thirty blue chip industrial corporations listed on the New York Stock Exchange that is generally considered to be representative of the United States stock market; (3) the Consumer Price Index, published by the U.S. Bureau of Labor Statistics, a statistical measure of change, over time, in the prices of goods and services in major expenditure groups that is generally considered to be a measure of inflation; (4) the Lehman Brothers Government and Domestic Income Index, the Salomon Brothers High Grade Domestic Income Index, and the Merrill Lynch Government/Corporate Master Index, unmanaged indices that are generally considered to be representative of the performance of intermediate and long term bonds during various market cycles; and (5) the Morgan Stanley Capital International Europe Australia Far East Index, an unmanaged index that is generally considered to be representative of major non-United States stock markets.

                                 FINANCIAL STATEMENTS


     The financial statements for Separate Account VA-1 and American Franklin appear on the following pages. The financial statements of American Franklin that are included in this Statement of Additional Information should be considered only as bearing on the ability of American Franklin to meet its obligations under the Contracts.

                                       INDEX TO
                                 FINANCIAL STATEMENTS
                                                                   PAGE NO.
                                                                   --------
I.   SEPARATE ACCOUNT VA-1 FINANCIAL STATEMENTS


     Report of Independent Auditors. . . . . . . . . . . . . . . . F-2

     Audited financial statements:

       Statement of Net Assets, December 31, 1997. . . . . . . . . F-3 - F-5

       Statement of Operations for the period from February 28,
       1997 (date of inception) to December 31, 1997 . . . . . . . F-6 - F-8

       Statement of Changes in Net Assets for the period from February 28, 1997 (date of inception) to December 31, 1997. F-9 - F-11

       Notes to Financial Statements . . . . . . . . . . . . . . . F-12 - F-16


II.  AMERICAN FRANKLIN FINANCIAL STATEMENTS


     Report of Independent Auditors. . . . . . . . . . . . . . . . F-17


     Audited Financial Statements:


     Statement of Operations for the years ended December 31,
     1997 and 1996, the eleven months ended December 31, 1995,
     and the one month ended January 31, 1995. . . . . . . . . . . F-18

     Balance Sheet, December 31, 1997 and 1996 . . . . . . . . . . F-19 - F-20

     Statement of Shareholder's Equity for the years ended
     December 31, 1997 and  1996, the eleven months ended
     December 31, 1995, and the one month ended January 31, 1995 . F-21

     Statement of Cash Flows for the years ended December 31,
     1997 and 1996, the eleven months ended December 31, 1995,
     and the one month ended January 31, 1995. . . . . . . . . . . F-22

     Notes to Financial Statements . . . . . . . . . . . . . . . . F-23 - F-39

                            REPORT OF INDEPENDENT AUDITORS


     Board of Directors
     The American Franklin Life Insurance Company
     Contractowners of Separate Account VA-1

     We have audited the accompanying statement of net assets of Separate Account VA-1 (comprising, respectively, the Money Market, Equity-Income, Growth, Overseas, High Income, Investment Grade Bond, Asset Manager, Index 500, Contrafund, MFS Emerging Growth, MFS Research, MFS Growth With Income, MFS Total Return, MFS Utilities and MFS Value Divisions) as of December 31, 1997, and the related statement of operations and the statement of changes in net assets for the period from February 28, 1997 (date of inception) to December 31, 1997. These financial statements are the responsibility of Separate Account VA-1 management. Our responsibility is to express an opinion on these financial statements based on our audits.

     We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1997 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective Divisions constituting Separate Account VA-1 at December 31, 1997, and the results of their operations and changes in net assets for the period from February 28, 1997 (date of inception) to December 31, 1997 in conformity with generally accepted accounting principles.



                                                           /s/ Ernst & Young LLP

     Chicago, Illinois
     February 20, 1998

THE AMERICAN FRANKLIN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VA-1
STATEMENT OF NET ASSETS
DECEMBER 31, 1997

                             MONEY         EQUITY-                                     HIGH
                            MARKET         INCOME        GROWTH       OVERSEAS        INCOME
ASSETS                     DIVISION       DIVISION      DIVISION      DIVISION       DIVISION
                         ----------------------------------------------------------------------
Investments in
Variable Insurance
Products Fund,
Variable Insurance
Products Fund II,
and MFS Variable
Insurance Trust,
at fair value:
(Cost: See below)        $2,133,962    $5,659,925     $4,269,066     $1,074,712     $1,096,627

Due from General
Account                          82           217            164             41            210
                         ----------------------------------------------------------------------
NET ASSETS               $2,134,044    $5,660,142     $4,269,230    $1,074,753      $1,096,837
                         ----------------------------------------------------------------------
                         ----------------------------------------------------------------------


Unit value, at
December 31, 1997        $     5.14    $     5.99     $     5.65     $     5.54     $     5.89
                         ----------------------------------------------------------------------
                         ----------------------------------------------------------------------

Units outstanding,
at December 31, 1997        415,509       945,566        755,694        193,892        186,285
                         ----------------------------------------------------------------------
                         ----------------------------------------------------------------------

Cost of Investments      $2,133,962    $5,478,282     $4,277,002     $1,122,347     $1,053,833
                         ----------------------------------------------------------------------
                         ----------------------------------------------------------------------


SEE NOTES TO FINANCIAL STATEMENTS

THE AMERICAN FRANKLIN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VA-1
STATEMENT OF NET ASSETS (CONTINUED)
DECEMBER 31, 1997

                                                                                       MFS
                         INVESTMENT       ASSET          INDEX         CONTRA-       EMERGING
                         GRADE BOND      MANAGER          500           FUND          GROWTH
ASSETS                    DIVISION       DIVISION       DIVISION       DIVISION      DIVISION
                         ----------------------------------------------------------------------

Investments in
Variable Insurance
Products Fund,
Variable Insurance
Products Fund II,
and MFS Variable
Insurance Trust,
at fair value:
(Cost: See below)        $  383,004    $1,321,207     $4,225,206     $2,256,117     $2,107,512

Due from General
Account                          -             51            162             97             81
                         ----------------------------------------------------------------------
NET ASSETS               $  383,004    $1,321,258     $4,225,368     $2,256,214     $2,107,593
                         ----------------------------------------------------------------------
                         ----------------------------------------------------------------------

Unit value, at
December 31, 1997        $     5.32    $     5.78     $     6.21     $     5.83     $     5.50
                         ----------------------------------------------------------------------
                         ----------------------------------------------------------------------

Units outstanding,
at December 31, 1997         71,989       228,526        680,587        433,486        383,222
                         ----------------------------------------------------------------------
                         ----------------------------------------------------------------------

Cost of Investments      $  372,346    $1,282,351     $4,078,473     $2,513,713     $2,107,891
                         ----------------------------------------------------------------------
                         ----------------------------------------------------------------------


SEE NOTES TO FINANCIAL STATEMENTS

THE AMERICAN FRANKLIN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VA-1
STATEMENT OF NET ASSETS (CONTINUED)
DECEMBER 31, 1997

                                            MFS
                             MFS          GROWTH
                          RESEARCH      WITH INCOME    MFS TOTAL    MFS UTILITIES    MFS VALUE
ASSETS                    DIVISION       DIVISION   DIVISION RETURN    DIVISION       DIVISION
                         ----------------------------------------------------------------------
Investments in
Variable Insurance
Products Fund,
Variable Insurance
Products Fund II,
and MFS Variable
Insurance Trust,
at fair value:
(Cost: See below)        $4,381,889    $1,390,357     $3,589,532     $  912,126     $  604,579

Due from General
Account                         168            53            138            121             23
                         ----------------------------------------------------------------------

NET ASSETS               $4,382,057    $1,390,410     $3,589,670     $  912,247     $  604,602
                         ----------------------------------------------------------------------
                         ----------------------------------------------------------------------

Unit value, at
December 31, 1997       $     5.61     $     6.09     $     5.73     $     6.01     $     5.99
                         ----------------------------------------------------------------------
                         ----------------------------------------------------------------------

Units outstanding,
at December 31,
1997                        780,716       228,416        626,024        151,829        100,943
                         ----------------------------------------------------------------------
                         ----------------------------------------------------------------------

Cost of Investments      $4,368,742    $1,380,585     $3,457,832     $  841,575     $  669,836
                         ----------------------------------------------------------------------
                         ----------------------------------------------------------------------


SEE NOTES TO FINANCIAL STATEMENTS

THE AMERICAN FRANKLIN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VA-1
STATEMENT OF OPERATIONS
FOR THE PERIOD FROM FEBRUARY 28, 1997 (DATE OF INCEPTION) TO DECEMBER 31, 1997

                                                             MONEY          EQUITY-                                       HIGH
                                                             MARKET         INCOME         GROWTH        OVERSEAS        INCOME
                                                            DIVISION       DIVISION       DIVISION       DIVISION       DIVISION
                                                         -----------------------------------------------------------------------

NET INVESTMENT INCOME (EXPENSE)
Income
    Dividends from Variable Insurance Products Fund,
    Variable Insurance Products Fund II, and
    MFS Variable Insurance Trust                            $45,919         $ -           $ -            $  -           $  -
Expenses
    Mortality and expense risk charge                        11,983          21,790        14,200           5,551          4,705
                                                         -----------------------------------------------------------------------
Net investment income (expense)                              33,936         (21,790)      (14,200)         (5,551)        (4,705)


NET REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS
    Net realized gain                                         -               7,054        19,623           4,079          1,744
    Net unrealized appreciation (depreciation)
      Beginning of period                                     -               -             -               -              -
      End of period                                           -             181,643        (7,936)        (47,635)        42,794
                                                         -----------------------------------------------------------------------

Net change in unrealized appreciation (depreciation)
  during the period                                           -             181,643        (7,936)        (47,635)        42,794
                                                         -----------------------------------------------------------------------
                                                         -----------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments        -             188,697        11,687         (43,556)        44,538
                                                         -----------------------------------------------------------------------
                                                         -----------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
operations                                                  $33,936        $166,907       $(2,513)       $(49,107)      $ 39,833
                                                         -----------------------------------------------------------------------
                                                         -----------------------------------------------------------------------


SEE NOTES TO FINANCIAL STATEMENTS

THE AMERICAN FRANKLIN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VA-1
STATEMENT OF OPERATIONS (CONTINUED)
FOR THE PERIOD FROM FEBRUARY 28, 1997 (DATE OF INCEPTION) TO DECEMBER 31, 1997


                                                                                                                          MFS
                                                            INVESTMENT       ASSET         INDEX          CONTRA-       EMERGING
                                                            GRADE BOND      MANAGER         500            FUND          GROWTH
                                                            DIVISION       DIVISION       DIVISION       DIVISION       DIVISION
                                                         -----------------------------------------------------------------------
NET INVESTMENT INCOME (EXPENSE)
Income
     Dividends from Variable Insurance Products Fund,
     Variable Insurance Products Fund II, and
     MFS Variable Insurance Trust                           $  -           $  -           $  -           $  -           $  -
Expenses
     Mortality and expense risk charge                         1,400          5,278         16,370         9,586          11,724
                                                         -----------------------------------------------------------------------
Net investment income (expense)                               (1,400)        (5,278)       (16,370)       (9,586)        (11,724)


NET REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS
     Net realized gain                                           146          4,336         14,060        14,623          21,859
     Net unrealized appreciation (depreciation)
       Beginning of period                                     -              -              -              -              -

       End of period                                          10,658         38,856        146,733        12,404            (379)
                                                         -----------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)
  during the period                                           10,658         38,856        146,733        12,404            (379)
                                                         -----------------------------------------------------------------------
                                                         -----------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments        10,804         43,192        160,793        27,027          21,480
                                                         -----------------------------------------------------------------------
                                                         -----------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
  operations                                                $  9,404       $ 37,914       $144,423       $17,441         $ 9,756
                                                         -----------------------------------------------------------------------
                                                         -----------------------------------------------------------------------



SEE NOTES TO FINANCIAL STATEMENTS

THE AMERICAN FRANKLIN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VA-1
STATEMENT OF OPERATIONS (CONTINUED)
FOR THE PERIOD FROM FEBRUARY 28, 1997 (DATE OF INCEPTION) TO DECEMBER 31, 1997


                                                                               MFS
                                                              MFS            GROWTH
                                                            RESEARCH       WITH INCOME       MFS TOTAL     MFS UTILITIES  MFS VALUE
                                                            DIVISION        DIVISION      RETURN DIVISION     DIVISION    DIVISION
                                                            -----------------------------------------------------------------------
NET INVESTMENT INCOME (EXPENSE)
Income
    Dividends from Variable Insurance Products Fund,
    Variable Insurance Products Fund II, and
    MFS Variable Insurance Trust                            $  -           $  32,555      $   -           $   -          $ 80,356
Expenses
    Mortality and expense risk charge                        20,141            5,139        13,566           3,183          3,074
                                                            -----------------------------------------------------------------------
Net investment income (expense)                             (20,141)          27,416       (13,566)         (3,183)        77,282


NET REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS
    Net realized gain                                         7,944            9,844        10,482             380         12,630
    Net unrealized appreciation (depreciation)
      Beginning of period                                      -              -               -               -              -

      End of period                                          13,147            9,772       131,700          70,551        (65,257)
                                                            -----------------------------------------------------------------------
                                                            -----------------------------------------------------------------------

Net change in unrealized appreciation (depreciation)
  during the period                                          13,147            9,772       131,700          70,551        (65,257)
                                                            -----------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments       21,091           19,616       142,182          70,931        (52,627)
                                                            -----------------------------------------------------------------------

Net increase (decrease) in net assets resulting from
operations                                                  $   950        $  47,032      $128,616        $ 67,748        $ 24,655
                                                            -----------------------------------------------------------------------
                                                            -----------------------------------------------------------------------


SEE NOTES TO FINANCIAL STATEMENTS

THE AMERICAN FRANKLIN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VA-1
STATEMENT OF CHANGES IN NET ASSETS
FOR THE PERIOD FROM FEBRUARY 28, 1997 (DATE OF INCEPTION) TO DECEMBER 31, 1997


                                                              MONEY         EQUITY-                                       HIGH
                                                             MARKET         INCOME         GROWTH        OVERSEAS        INCOME
CHANGES IN NET ASSETS                                       DIVISION       DIVISION       DIVISION       DIVISION       DIVISION
                                                            -----------------------------------------------------------------------

FROM OPERATIONS:
     Net investment income (expense)                        $   33,936     $  (21,790)    $  (14,200)    $   (5,551)    $   (4,705)
     Net realized gain on investments                           -               7,054         19,623          4,079          1,744
     Net change in unrealized appreciation
       (depreciation) on investments                            -             181,643         (7,936)       (47,635)        42,794
                                                            -----------------------------------------------------------------------
Net increase (decrease) in net assets from operations           33,936        166,907         (2,513)       (49,107)        39,833

FROM CONTRACT RELATED TRANSACTIONS:

     Net contract purchase payments                          3,051,376      5,425,325      4,237,375      1,070,074      1,058,464
     Withdrawals                                                (6,825)       (47,105)       (25,073)        (1,162)          (500)
     Transfers between Separate Account VA-1's
       Divisions, net                                         (944,443)       115,015         59,441         54,948           (960)
                                                            -----------------------------------------------------------------------
Net increase in net assets from contract related
  transactions                                               2,100,108      5,493,235      4,271,743      1,123,860      1,057,004
                                                            -----------------------------------------------------------------------

Increase in net assets                                       2,134,044      5,660,142      4,269,230      1,074,753      1,096,837
Net assets, beginning of period                                 -              -               -             -              -
                                                            -----------------------------------------------------------------------
Net assets, end of period                                   $2,134,044     $5,660,142     $4,269,230     $1,074,753     $1,096,837
                                                            -----------------------------------------------------------------------
                                                            -----------------------------------------------------------------------


SEE NOTES TO FINANCIAL STATEMENTS

THE AMERICAN FRANKLIN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VA-1
STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE PERIOD FROM FEBRUARY 28, 1997 (DATE OF INCEPTION) TO DECEMBER 31, 1997


                                                                                                                          MFS
                                                            INVESTMENT      ASSET          INDEX          CONTRA-       EMERGING
                                                            GRADE BOND     MANAGER          500            FUND          GROWTH
CHANGES IN NET ASSETS                                        DIVISION      DIVISION       DIVISION       DIVISION       DIVISION
                                                            ----------------------------------------------------------------------

FROM OPERATIONS:
     Net investment income (expense)                        $  (1,400)     $   (5,278)    $  (16,370)    $   (9,586)    $ (11,724)
     Net realized gain on investments                             146           4,336         14,060         14,623        21,859
     Net change in unrealized appreciation (depreciation)
       on investments                                          10,658          38,856        146,733         12,404          (379)
                                                            ----------------------------------------------------------------------
Net increase (decrease) in net assets from operations           9,404          37,914        144,423         17,441         9,756

FROM CONTRACT RELATED TRANSACTIONS:

     Net contract purchase payments                           357,852       1,306,246      3,951,222      2,432,361     2,064,214
     Withdrawals                                                 (312)           (846)       (15,675)        (6,995)       (6,359)
     Transfers between Separate Account VA-1's
       Divisions, net                                          16,060         (22,056)       145,398         83,407        39,982
                                                            ----------------------------------------------------------------------
Net increase in net assets from contract related
  transactions                                                373,600       1,283,344      4,080,945      2,508,773     2,097,837
                                                            ----------------------------------------------------------------------

Increase in net assets                                        383,004       1,321,258      4,225,368      2,526,214     2,107,593

Net assets, beginning of period                               -               -              -              -             -
                                                            ----------------------------------------------------------------------

Net assets, end of period                                   $ 383,004      $1,321,258     $4,225,368     $2,526,214     $2,107,593
                                                            ----------------------------------------------------------------------
                                                            ----------------------------------------------------------------------


SEE NOTES TO FINANCIAL STATEMENTS

THE AMERICAN FRANKLIN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VA-1
STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE PERIOD FROM FEBRUARY 28, 1997 (DATE OF INCEPTION) TO DECEMBER 31, 1997


                                                                           MFS GROWTH
                                                            MFS RESEARCH   WITH INCOME     MFS TOTAL     MFS UTILITIES  MFS VALUE
CHANGES IN NET ASSETS                                         DIVISION      DIVISION    RETURN DIVISION     DIVISION    DIVISION
                                                            -----------------------------------------------------------------------

FROM OPERATIONS:
     Net investment income (expense)                        $   (20,141)   $    27,416  $   (13,566)     $     (3,183)  $    77,282
     Net realized gain on investments                             7,944          9,844       10,482               380        12,630
     Net change in unrealized appreciation (depreciation)
       on investments                                            13,147          9,772      131,700            70,551       (65,257)
                                                            -----------------------------------------------------------------------
Net increase (decrease) in net assets from operations               950         47,032      128,616            67,748        24,655

FROM CONTRACT RELATED TRANSACTIONS:

     Net contract purchase payments                           4,376,126      1,342,706    3,492,360           844,009        540,032
     Withdrawals                                                (16,740)        (6,853)      (8,529)             (726)         (957)
     Transfers between Separate Account VA-1's
       Divisions, net                                            21,721          7,525      (22,777)            1,216        40,872
                                                            -----------------------------------------------------------------------
Net increase in net assets from contract related
  transactions                                                4,381,107      1,343,378    3,461,054           844,499       579,947
                                                            -----------------------------------------------------------------------

Increase in net assets                                        4,382,057      1,390,410    3,589,670           912,247       604,602
Net assets, beginning of period                                -              -            -                  -              -
                                                            -----------------------------------------------------------------------

Net assets, end of period                                   $ 4,382,057    $ 1,390,410  $ 3,589,670         $ 912,247    $  604,602
                                                            -----------------------------------------------------------------------
                                                            -----------------------------------------------------------------------



SEE NOTES TO FINANCIAL STATEMENTS

THE AMERICAN FRANKLIN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VA-1
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 1997

1.   NATURE OF OPERATIONS

          The American Franklin Life Insurance Company (American Franklin) is a wholly-owned subsidiary of The Franklin Life Insurance Company. American Franklin established Separate Account VA-1 (Account) as a unit investment trust registered under the Investment Company Act of 1940. The Account, which consists of fifteen investment divisions, was established on May 22, 1996 in conformity with Illinois Insurance Law. The assets in each division are invested in units of beneficial interest (shares) of a designated portfolio (Portfolio) of mutual funds, sponsored by Fidelity Investments (Variable Insurance Products Fund and Variable Insurance Products Fund II) and MFS Investment Management (MFS Variable Insurance Trust) (Funds). The Money Market, Equity-Income, Growth, Overseas, and High Income Divisions of the Account are invested in shares of a corresponding Portfolio of Variable Insurance Products Fund; the Investment Grade Bond, Asset Manager, Index 500, and Contrafund Divisions of the Account are invested in shares of a corresponding Portfolio of Variable Insurance Products Fund II; and the MFS Emerging Growth, MFS Research, MFS Growth With Income, MFS Total Return, MFS Utilities, and MFS Value Divisions of the Account are invested in shares of a corresponding Portfolio of MFS Variable Insurance Trust. The Account's financial statements should be read in conjunction with the financial statements of the Funds. Assets may also be invested in American Franklin's General Account based on the amounts allocated under the Contracts to American Franklin's Fixed Account. The Account commenced operations on February 28, 1997. The accumulation unit value for each division was $5 at the inception of the account.

          The Account was established by American Franklin to support the operations of American Franklin's The Chairman-TM- Combination Fixed and Variable Annuity Contracts (the Contracts). At December 31, 1997, American Franklin had obtained the necessary state insurance department approvals for the sale of the Contracts in 38 states.

          Franklin Financial Services Corporation, a wholly-owned subsidiary of The Franklin Life Insurance Company, acts as the principal underwriter, as defined in the Investment Company Act of 1940, of the Contracts. The assets of the Account are the property of American Franklin. The portion of the Account's assets applicable to the Contracts is not chargeable with liabilities arising out of any other business American Franklin may conduct.

2.   SIGNIFICANT ACCOUNTING POLICIES

     The significant accounting policies of the Account are as follows:

     Investments in shares of the Funds are carried at fair value. Investments in shares of the Funds are valued at the net asset values of the respective Portfolios of the Funds corresponding to the investment divisions of the Account. Investment transactions are recorded on the trade date.
     Dividends are recorded as received. Realized gains and losses on sales of the Funds' shares are determined based on the specific identification method.

     The operations of the Account are included in the federal income tax return of American Franklin. Under the provisions of the Contracts, American Franklin has the right to charge the Account for federal income tax attributable to the Account. No charge is currently being made against the Account for such tax since, under current tax law, American Franklin pays no tax on investment income and capital gains of the Account on assets held in the Account. However, American Franklin retains the right to charge for any federal income tax incurred which is attributable to the Account if the law is changed. Charges for state and local taxes, if any, attributable to the Account may also be made.

THE AMERICAN FRANKLIN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VA-1
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1997

3.   SALES AND ADMINISTRATIVE CHARGES

     Certain jurisdictions require that deductions be made from premium payments for taxes. The amount of such deductions varies and may be up to 5% of the premium or purchase payment. Other jurisdictions assess a premium tax at the point of annuitization. The balance of a purchase payment remaining after any such deduction is placed by American Franklin in an account established for each contractowner. Each year American Franklin makes a charge of $30 against each contractowner's account for administrative expenses. This annual fee is currently waived if cumulative purchase payments are at least $75,000. In addition, American Franklin will make charges for a transfer between investment divisions in any contract year in which twelve transfers have already been made ($25 for each additional transfer in a given contract year). American Franklin assumes mortality and expense risks related to the operations of the Account and deducts a charge from the assets of the Account at an effective annual rate of 1.40% of the Account's average daily net asset value to cover these risks and to offset other administrative expenses not covered by the annual contract fee. The total charges paid by the Account to American Franklin were $148,200 for the period from February 28, 1997 (date of inception) to December 31, 1997.

     American Franklin will impose a surrender charge on the amount of each purchase payment that is withdrawn during the first seven years after it was received, unless the withdrawal is exempt from the surrender charge. The maximum surrender charge is 6% of purchase payments withdrawn during the first two years after they were received; the percentage declines depending on how many years have passed since the withdrawn purchase payment was made and is eliminated after the seventh year.

THE AMERICAN FRANKLIN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VA-1
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1997

4.   SUMMARY OF UNIT VALUES AND CHANGES IN OUTSTANDING UNITS
     Unit value information and a summary of changes in outstanding units is shown below:

FOR THE PERIOD FROM FEBRUARY 28, 1997 (DATE OF INCEPTION) TO DECEMBER 31, 1997


                                    MONEY          EQUITY-                                       HIGH
                                    MARKET         INCOME         GROWTH        OVERSEAS        INCOME
                                   DIVISION       DIVISION       DIVISION       DIVISION       DIVISION
                                   ---------------------------------------------------------------------
Unit value, beginning of period       $5.00         $5.00          $5.00          $5.00          $5.00
                                   ---------------------------------------------------------------------
                                   ---------------------------------------------------------------------
Unit value, end of period             $5.14         $5.99          $5.65          $5.54          $5.89
                                   ---------------------------------------------------------------------
                                   ---------------------------------------------------------------------
Number of units outstanding,
  beginning of period               -             -              -              -              -
Net contract purchase payments      602,404       934,067        749,740        184,417        186,518
Withdrawals                          (1,332)       (8,001)        (4,373)          (206)           (85)
Transfers between Separate Account
  VA-1's Divisions, Net            (185,563)       19,500         10,327          9,681           (148)
                                   ---------------------------------------------------------------------
Number of units outstanding,
  end of period                     415,509       945,566        755,694        193,892        186,285
                                   ---------------------------------------------------------------------
                                   ---------------------------------------------------------------------

                                                                                                 MFS
                                   INVESTMENT       ASSET         INDEX          CONTRA-       EMERGING
                                   GRADE BOND      MANAGER         500            FUND          GROWTH
                                    DIVISION      DIVISION       DIVISION       DIVISION       DIVISION
                                   ---------------------------------------------------------------------
Unit value, beginning of period       $5.00         $5.00          $5.00          $5.00          $5.00
                                   ---------------------------------------------------------------------
                                   ---------------------------------------------------------------------
Unit value, end of period             $5.32         $5.78          $6.21          $5.83          $5.50
                                   ---------------------------------------------------------------------
                                   ---------------------------------------------------------------------
Number of units outstanding,
  beginning of period               -             -              -              -              -
Net contract purchase payments       69,000       233,481        660,464        420,462        377,275
Withdrawals                             (59)         (146)        (2,563)        (1,189)        (1,139)
Transfers between Separate
  VA-1's Divisions, Net               3,048        (4,809)        22,686         14,213          7,086
                                   ---------------------------------------------------------------------
Number of units outstanding,
  end of period                      71,989       228,526        680,587        433,486        383,222


THE AMERICAN FRANKLIN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VA-1
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1997

4.   SUMMARY OF UNIT VALUES AND CHANGES IN OUTSTANDING UNITS
     Unit value information and a summary of changes in outstanding units is shown below:

FOR THE PERIOD FROM FEBRUARY 28, 1997 (DATE OF INCEPTION) TO DECEMBER 31, 1997


                                     MFS           MFS GROWTH    MFS TOTAL         MFS           MFS
                                   RESEARCH       WITH INCOME     RETURN        UTILITIES       VALUE
                                   DIVISION         DIVISION     DIVISION       DIVISION       DIVISION
                                   ----------------------------------------------------------------------
Unit value, beginning of period       $5.00         $5.00          $5.00          $5.00          $5.00
                                   ----------------------------------------------------------------------
                                   ----------------------------------------------------------------------
Unit value, end of period             $5.61         $6.09          $5.73          $6.01          $5.99
                                   ----------------------------------------------------------------------
                                   ----------------------------------------------------------------------
Number of units outstanding,
  beginning of period              -              -              -              -              -

Net contract purchase payments      780,936       229,569        632,529        151,754         94,256
Withdrawals                          (2,963)       (1,141)        (1,523)          (126)          (165)
Transfers between Separate
Account
  VA-1 Divisions, Net                 2,743           (12)        (4,982)           201          6,852
                                   ----------------------------------------------------------------------
Number of units outstanding,
  end of period                     780,716       228,416        626,024        151,829        100,943
                                   ----------------------------------------------------------------------
                                   ----------------------------------------------------------------------

5.   REMUNERATION OF MANAGEMENT
     The Account incurs no liability for remuneration to directors, members of advisory boards, officers or any other person who might provide a service for the Account, except as described in Note 3.

                            REPORT OF INDEPENDENT AUDITORS


                              --------------------------


Board of Directors
    and Shareholder
The American Franklin Life Insurance Company


We have audited the accompanying balance sheet of The American Franklin Life Insurance Company, (the Company), a wholly-owned subsidiary of The Franklin Life Insurance Company, which is an indirect wholly-owned subsidiary of American General Corporation, as of December 31, 1997 and 1996, and the related statements of operations, shareholder's equity and cash flows for the years ended December 31, 1997 and 1996, the eleven months ended December 31, 1995, and the one month ended January 31, 1995. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of The American Franklin Life Insurance Company at December 31, 1997 and 1996 and the results of its operations and its cash flows for the years ended December 31, 1997 and 1996, the eleven months ended December 31, 1995, and the one month ended January 31, 1995, in conformity with generally accepted accounting principles.


                                                           /s/ Ernst & Young LLP


Chicago, Illinois
February 23, 1998

                     THE AMERICAN FRANKLIN LIFE INSURANCE COMPANY
                               STATEMENT OF OPERATIONS
                                    (In thousands)


                                                                                          Predecessor Basis
                                                                                          -----------------
                                                                           Eleven Months       One Month
                                             YEAR ENDED     Year Ended         Ended             Ended
                                             DECEMBER 31    December 31     December 31        January 31
                                             --------------------------------------------------------------
                                                1997           1996            1995               1995
                                             --------------------------------------------------------------

Revenues
     Premiums and other considerations       $  17,434      $  16,346      $   9,472      $     676
     Net investment income                       2,530          2,641          2,129            160
     Realized investment gains (losses)            283             90             (6)             -
     Other income (expense)                      1,541           (623)           465            842
                                             --------------------------------------------------------------
         Total revenues                         21,788         18,454         12,060          1,678

Benefits and expenses
     Benefits paid or provided                   2,450          2,767          2,597            330
     Change in policy reserves                   1,224            843            458          1,027
     Commissions and allowances                 20,096         14,843          9,323            706
     Change in deferred policy acquisition
       costs and cost of insurance purchased   (15,351)        (7,866)        (4,558)          (298)
     Taxes, licenses and fees                    1,484          1,369            988             96
     General insurance expenses                  8,151          7,175          4,713            312
                                             --------------------------------------------------------------
         Total benefits and expenses            18,054         19,131         13,521          2,173
                                             --------------------------------------------------------------

Income (loss) before income taxes                3,734           (677)        (1,461)          (495)

Income tax expense (benefit)
     Current                                       715            873            452             34
     Deferred                                      244         (1,104)          (961)          (217)
                                             --------------------------------------------------------------
         Total income tax expense (benefit)        959           (231)          (509)          (183)
                                             --------------------------------------------------------------

Net income (loss)                            $   2,775      $    (446)     $    (952)     $    (312)
                                             --------------------------------------------------------------
                                             --------------------------------------------------------------


                          SEE NOTES TO FINANCIAL STATEMENTS.

                     THE AMERICAN FRANKLIN LIFE INSURANCE COMPANY
                                    BALANCE SHEET
                                    (In thousands)

                                                  DECEMBER 31
                                   ---------------------------------------
     ASSETS                          1997                          1996
                                   ---------------------------------------
Investments
     Fixed maturity securities
     (amortized cost:
     $21,305; $31,359)             $  22,565                     $  32,599
     Policy loans                      7,050                         4,378
                                   ---------------------------------------
                                      29,615                        36,977

Cash and cash equivalents              6,349                         2,408

Accrued investment income                472                           672

Amounts recoverable from reinsurers    8,885                         6,139

Deferred policy acquisition costs     30,515                        13,781

Cost of insurance purchased           10,549                        12,212

Insurance premiums in course of
  settlement                           1,286                           238

Other assets                           1,328                           551

Assets held in Separate Accounts     223,529                       119,850
                                   ---------------------------------------

Total assets                       $ 312,528                     $ 192,828
                                   ---------------------------------------
                                   ---------------------------------------


                         SEE NOTES TO FINANCIAL STATEMENTS.

                     THE AMERICAN FRANKLIN LIFE INSURANCE COMPANY
                              BALANCE SHEET (CONTINUED)
                          (In thousands, except share data)


                                                  DECEMBER 31
                                   ---------------------------------------
     LIABILITIES                     1997                          1996
                                   ---------------------------------------
Insurance liabilities
     Policy reserves, contract
      claims and other
      policyholders' funds         $ 13,051                      $  7,390
     Universal life contracts        31,289                        30,347
     Annuity contracts                2,274                             -
     Unearned revenue                 6,801                         3,972
Income taxes
     Current                            380                           185
     Deferred                        (2,211)                       (2,458)
Accrued expenses and other
 liabilities                          7,767                         6,676
Liabilities related to Separate
 Accounts                           223,529                       119,850
                                   ---------------------------------------

          Total liabilities         282,880                       165,962


       SHAREHOLDER'S EQUITY
Common stock ($5 par value; 500,000
 shares authorized, issued and
 outstanding)                         2,500                         2,500
Paid-in capital                      25,373                        25,373
Net unrealized gains on securities      398                           391
Retained earnings (deficit)           1,377                        (1,398)
                                   ---------------------------------------
       Total shareholder's equity    29,648                        26,866
                                   ---------------------------------------

Total liabilities and
 shareholder's equity              $312,528                      $192,828
                                   ---------------------------------------
                                   ---------------------------------------


                          SEE NOTES TO FINANCIAL STATEMENTS.

                     THE AMERICAN FRANKLIN LIFE INSURANCE COMPANY
                          STATEMENT OF SHAREHOLDER'S EQUITY
                                    (In thousands)


                                                                                          Predecessor Basis
                                                                                          -----------------
                                                                           Eleven Months       One Month
                                             YEAR ENDED     Year Ended         Ended             Ended
                                             DECEMBER 31    December 31     December 31        January 31
                                             --------------------------------------------------------------
                                                1997           1996            1995               1995
                                             --------------------------------------------------------------

Common stock                                 $ 2,500        $ 2,500         $ 2,500            $ 2,500
                                             --------------------------------------------------------------

Paid-in capital
     Balance at beginning of period           25,373         15,373          15,373             12,500
     Capital contribution                          -         10,000               -                  -
     Adjustment for the acquisition                -              -               -              2,873
                                             --------------------------------------------------------------
     Balance at end of period                 25,373         25,373          15,373             15,373
                                             --------------------------------------------------------------

Net unrealized gains (losses) on
     securities

     Balance at beginning of period              391            727               -                 (9)

     Change during the period                     10           (516)          1,118                 (3)
     Amounts applicable to deferred federal
       income taxes                               (3)           180            (391)                 1
     Adjustment for the acquisition                -              -               -                 11
                                             --------------------------------------------------------------

     Balance at end of period                    398            391             727                  -
                                             --------------------------------------------------------------

Retained earnings (deficit)

     Balance at beginning of period           (1,398)          (952)              -              2,876
     Net income (loss)                         2,775           (446)           (952)              (312)
     Adjustment for the acquisition                -              -               -             (2,564)
                                             --------------------------------------------------------------

     Balance at end of period                  1,377         (1,398)           (952)                 -

Total shareholder's equity
     at end of period                        $29,648        $26,866         $17,648            $17,873
                                             --------------------------------------------------------------
                                             --------------------------------------------------------------


                          SEE NOTES TO FINANCIAL STATEMENTS.

                     THE AMERICAN FRANKLIN LIFE INSURANCE COMPANY
                                STATEMENT OF CASH FLOWS
                                    (In thousands)


                                                                                          Predecessor Basis
                                                                                          -----------------
                                                                           Eleven Months       One Month
                                             YEAR ENDED     Year Ended         Ended             Ended
                                             DECEMBER 31    December 31     December 31        January 31
                                             --------------------------------------------------------------
                                                 1997           1996            1995               1995
                                             --------------------------------------------------------------

Operating activities
  Net Income (loss)                          $  2,775       $   (446)      $    (952)          $   (312)
     Reconciling adjustments to net cash
      used for operating activities
     Policy reserves, claims and other
      policyholders' funds                     18,078         12,609          10,786              1,439
     Realized investment (gains) losses          (283)           (90)              6                  -
     Deferred policy acquisition costs and
      cost of insurance purchased             (15,351)        (7,866)         (4,558)              (298)
     Charges on universal life contracts,
      net of interest credited                (17,369)       (11,602)         (8,166)            (1,248)
     Change in other assets and liabilities    (2,939)        (2,660)          2,806               (471)
                                             --------------------------------------------------------------
       Net cash used for operating activities (15,089)       (10,055)            (78)              (890)
                                             --------------------------------------------------------------
Investing activities
     Investment purchases
       Available-for-sale                      (6,900)       (32,704)         (5,859)               (41)
       Other                                   (2,766)        (2,107)              -                  -
     Investment calls, maturities and sales
       Available-for-sale                      17,699         26,096           4,426                  -
       Held-to-maturity                             -              -               -                 12
                                             --------------------------------------------------------------
         Net cash provided by (used for)
           investing activities                 8,033         (8,715)         (1,433)               (29)
                                             --------------------------------------------------------------
Financing activities
     Policyholder account deposits             99,023         43,912          27,956               1,957
     Policyholder account withdrawals         (88,026)       (39,565)        (21,750)            (1,305)
     Proceeds from intercompany borrowings     15,320          4,742           1,425                  -
     Repayments of intercompany borrowings    (15,320)        (4,832)         (1,335)                 -
     Capital contribution                           -         10,000               -                  -
                                             --------------------------------------------------------------
       Net cash provided by financing
         activities                             10,997        14,257           6,296                652
                                             --------------------------------------------------------------
Net increase (decrease) in cash and
 cash equivalents                                3,941        (4,513)          4,785               (267)
Cash and cash equivalents at beginning
 of period                                       2,408         6,921           2,136              2,403
                                             --------------------------------------------------------------

Cash and cash equivalents at end of period   $   6,349      $  2,408        $  6,921            $ 2,136
                                             --------------------------------------------------------------
                                             --------------------------------------------------------------


                          SEE NOTES TO FINANCIAL STATEMENTS.

                     THE AMERICAN FRANKLIN LIFE INSURANCE COMPANY
                            NOTES TO FINANCIAL STATEMENTS

1.   Summary of Significant Accounting Policies

1.1  NATURE OF OPERATIONS

     The American Franklin Life Insurance Company (AMFLIC), headquartered in Springfield, Illinois, sells and services variable universal life, variable annuity and universal life insurance products to the middle income market, primarily in the Midwest.

1.2  PREPARATION OF FINANCIAL STATEMENTS

     The financial statements have been prepared in accordance with generally accepted accounting principles (GAAP) and include the accounts of AMFLIC, a wholly-owned subsidiary of The Franklin Life Insurance Company (FLIC).

     The preparation of financial statements requires management to make estimates and assumptions that affect amounts reported in the financial statements and disclosures of contingent assets and liabilities. Ultimate results could differ from those estimates.

1.3  ACQUISITION

     On January 31, 1995, AGC Life Insurance Company (AGCL), a subsidiary of American General Corporation (AGC), acquired FLIC for $1.17 billion. The purchase price consisted of $920 million cash and a $250 million extraordinary cash dividend paid by FLIC to its former parent prior to closing. The portion of the purchase price allocated to AMFLIC was $17.9 million.

     The acquisition was accounted for using the purchase method of accounting in accordance with the provisions of Accounting Principles Board Opinion 16, "Business Combinations", and other existing accounting literature pertaining to purchase accounting. Under purchase accounting, the total purchase cost was allocated to the assets and liabilities acquired based on a determination of their fair value. AMFLIC's balance sheets at December 31, 1997 and 1996, and its statements of operations, shareholder's equity and cash flows for the years ended December 31, 1997 and 1996, and the eleven months ended December 31, 1995, are reported under the purchase method of accounting and, accordingly, are not consistent with the basis of presentation of the "Predecessor Basis" statements of operations, shareholder's equity and cash flows for the one month ended January 31, 1995.

                     THE AMERICAN FRANKLIN LIFE INSURANCE COMPANY
                      NOTES TO FINANCIAL STATEMENTS (CONTINUED)

1.4  INVESTMENTS

     FIXED MATURITY SECURITIES. All fixed maturity securities are classified as available-for-sale and recorded at fair value. After adjusting related balance sheet accounts as if unrealized gains (losses) had been realized, the net adjustment is recorded in net unrealized gains (losses) on securities within shareholder's equity. If the fair value of a security classified as available-for-sale declines below its cost and this decline is considered to be other than temporary, the security is reduced to its fair value, and the reduction is recorded as a realized loss.

     POLICY LOANS.  Policy loans are reported at unpaid principal balance.

     INVESTMENT INCOME. Interest on fixed maturity securities and policy loans is recorded as income when earned and is adjusted for any amortization of premium or discount.

     REALIZED INVESTMENT GAINS (LOSSES). Realized investment gains (losses) are recognized using the specific identification method.

1.5  CASH AND CASH EQUIVALENTS

     Highly liquid investments with an original maturity of three months or less are included in cash and cash equivalents. The carrying amount approximates fair value.

1.6  DEFERRED POLICY ACQUISITION COSTS (DPAC)

     Certain costs of writing an insurance policy, including commissions, underwriting, and marketing expenses, are deferred and reported as DPAC.

     DPAC associated with interest-sensitive life insurance contracts and insurance investment contracts is charged to expense in relation to the estimated gross profits of those contracts. DPAC associated with all other insurance contracts is charged to expense over the premium-paying period or as the premiums are earned over the life of the contract.

     DPAC is adjusted for the impact on estimated future gross profits as if net unrealized gains on securities had been realized at the balance sheet date. The impact of this adjustment is included in net unrealized gains on securities within shareholder's equity.

     AMFLIC reviews the carrying amount of DPAC on at least an annual basis. AMFLIC considers estimated future gross profits or future premiums, expected mortality, interest earned and credited rates, persistency, and expenses in determining whether the carrying amount is recoverable.

                     THE AMERICAN FRANKLIN LIFE INSURANCE COMPANY
                      NOTES TO FINANCIAL STATEMENTS (CONTINUED)

1.7  COST OF INSURANCE PURCHASED (CIP)

     The cost assigned to insurance contracts in force at January 31, 1995 is reported as CIP. Interest is accreted on the unamortized balance of CIP at rates of 6% to 8.5%. CIP is charged to expense and adjusted for the impact of net unrealized gains on securities in the same manner as DPAC. AMFLIC reviews the carrying amount of CIP on at least an annual basis using the same methods used to evaluate DPAC.

1.8  SEPARATE ACCOUNTS

     Separate Accounts are assets and liabilities associated with certain contracts for which the investment risk lies solely with the contract holder. Therefore, AMFLIC's liability for these accounts equals the value of the account assets. Investment income, realized investment gains (losses), and policyholder account deposits and withdrawals related to Separate Accounts are excluded from the statement of operations. Assets held in Separate Accounts are primarily shares in mutual funds, which are carried at fair value, based on the quoted net asset value per share.

1.9  INSURANCE AND ANNUITY LIABILITIES

     Substantially all of AMFLIC's insurance and annuity liabilities relate to long-duration contracts. The contracts normally cannot be changed or canceled by AMFLIC during the contract period.

     For interest-sensitive life and insurance investment contracts, reserves equal the sum of the policy account balance and deferred revenue charges. Reserves for other contracts are based on estimates of the cost of future policy benefits. Reserves are determined using the net level premium method. Interest assumptions used to compute reserves ranged from 3% to 9% at December 31, 1997.

1.10 PREMIUM RECOGNITION

     Most receipts for annuities and interest-sensitive life insurance contracts are classified as deposits instead of revenues. Revenues for these contracts consist of mortality, expense, and surrender charges. Policy charges that are designed to compensate AMFLIC for future services are deferred and recognized over the period earned, using the same assumptions used to amortize DPAC. For all other long-duration contracts, premiums are recognized when due.

                     THE AMERICAN FRANKLIN LIFE INSURANCE COMPANY
                       NOTES TO FINANCIAL STATEMENTS (CONTINUED)

1.11 INCOME TAXES

     Deferred tax assets and liabilities are established for temporary differences between the financial reporting basis and the tax basis of assets and liabilities, at the enacted tax rates expected to be in effect when the temporary differences reverse. The effect of a tax rate change is recognized in income in the period of enactment. State income taxes are included in income tax expense.

     A change in deferred taxes related to fluctuations in fair value of available-for-sale securities is included in net unrealized gains (losses) on securities in shareholder's equity.

1.12 RECLASSIFICATIONS

     Certain reclassifications have been made to the 1996 and 1995 financial statements to conform to the 1997 presentation.

1.13 NEW ACCOUNTING STANDARDS NOT YET ADOPTED

     In June 1997, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards (SFAS) No. 130, " Reporting Comprehensive Income," which establishes standards for reporting and displaying comprehensive income and its components in the financial statements. Beginning in 1998, AMFLIC must adopt this statement for all periods presented. Application of this statement will not change recognition or measurement of net income and, therefore, will not impact AMFLIC's results of operations or financial position.

                     THE AMERICAN FRANKLIN LIFE INSURANCE COMPANY
                      NOTES TO FINANCIAL STATEMENTS (CONTINUED)

2.   Investments

2.1  INVESTMENT INCOME

     Investment income was as follows:

                                                     Eleven Months    One Month
                         YEAR ENDED      Year Ended      Ended          Ended
                        DECEMBER 31     December 31  December 31      January 31
                        -------------------------------------------------------
In thousands                1997            1996          1995           1995
--------------------------------------------------------------------------------
Fixed maturity securities $ 2,291       $ 2,141      $ 2,097          $   168
Policy loans                  264           175           68                8
Other investments              12           369            -                -
                          ------------------------------------------------------
Gross investment income     2,567         2,685        2,165              176
Investment expense             37            44           36               16
                          ------------------------------------------------------
Net investment income     $ 2,530       $ 2,641      $ 2,129          $   160
                          ------------------------------------------------------
                          ------------------------------------------------------

2.2  REALIZED INVESTMENT GAINS (LOSSES)

     Realized investment gains (losses) for fixed maturity securities, net of DPAC and CIP amortization, were as follows:


                                                     Eleven Months    One Month
                         YEAR ENDED      Year Ended      Ended          Ended
                        DECEMBER 31     December 31  December 31      January 31
                        -------------------------------------------------------
IN THOUSANDS                1997            1996          1995           1995
--------------------------------------------------------------------------------
Fixed maturity securities
    Gross gains         $     564       $     183    $    153         $    -
    Gross losses              (10)            (10)       (171)             -
                        -------------------------------------------------------
       Total                  554             173         (18)             -
                        -------------------------------------------------------

Other                        (271)            (83)         12              -
Realized investment
 gains (losses)         $     283       $      90    $     (6)        $    -
                        -------------------------------------------------------
                        -------------------------------------------------------

      Voluntary sales of investments resulted in the following realized gains (losses):

                                                              Realized
In thousands              Category       Proceeds       Gains          Losses
------------------------------------------------------------------------------
YEAR ENDED           AVAILABLE-FOR-SALE  $ 9,992        $ 550          $  8
DECEMBER 31, 1997
------------------------------------------------------------------------------
Year Ended           Available-for-sale  $12,081        $ 171          $ 10
December 31, 1996
------------------------------------------------------------------------------
Eleven Months Ended  Available-for-sale  $ 1,517        $   -          $ 72
December 31, 1995

                     THE AMERICAN FRANKLIN LIFE INSURANCE COMPANY
                      NOTES TO FINANCIAL STATEMENTS  (CONTINUED)

2.3   FIXED MATURITY SECURITIES

      VALUATION. Amortized cost and fair value of fixed maturity securities were as follows:

                                              DECEMBER 31, 1997
                          ---------------------------------------------------------
                           COST OR         GROSS          GROSS
                          AMORTIZED      UNREALIZED     UNREALIZED        FAIR
In thousands                COST           GAINS          LOSSES         VALUE
------------------------------------------------------------------------------------

Corporate bonds
  Investment grade        $ 9,172          $ 678        $     2          $ 9,848
  Below investment grade      300             12              -              312
Public utilities            2,622            273              -            2,895
Mortgage-backed             1,897            131              -            2,028
U.S. government             7,111            155              -            7,266
States/political
  subdivisions                203             13              -              216
                          -------          -----        -------          -------
  Total fixed maturity
  securities              $21,305         $1,262        $     2          $22,565
                          -------          -----        -------          -------
                          -------          -----        -------          -------


                                              December 31, 1996
                          ---------------------------------------------------------
                           Cost or         Gross          Gross
                          Amortized      Unrealized     Unrealized        Fair
In thousands                Cost           Gains          Losses         Value
------------------------------------------------------------------------------------

Corporate bonds
  Investment  grade       $16,860           $786            $ -          $17,646
  Below investment grade      955             25              -              980
Public utilities            3,326            244              -            3,570
Mortgage-backed             1,877            121              -            1,998
U.S. government             8,137            149             98            8,188
States/political
  subdivisions                204             13              -              217
                           ------           ----            ---          -------
  Total fixed maturity
    securities            $31,359         $1,338            $98          $32,599

                     THE AMERICAN FRANKLIN LIFE INSURANCE COMPANY
                      NOTES TO FINANCIAL STATEMENTS (CONTINUED)

2.3  FIXED MATURITY SECURITIES (CONTINUED)

     MATURITIES. The contractual maturities of fixed maturity securities at December 31, 1997 were as follows:

                                                 COST OR              FAIR
     In thousands                            AMORTIZED COST           VALUE
     --------------------------------------------------------------------------
     Fixed maturity securities, excluding
          mortgage-backed securities, due

          In years two through five               $ 4,805             $ 5,050

          In years six through ten                 13,442              14,180

          After ten years                           1,161               1,307

     Mortgage-backed securities                     1,897               2,028

     Total fixed maturity securities              $21,305             $22,565


     Actual maturities may differ from contractual maturities since borrowers may have the right to call or prepay obligations. Corporate requirements and investment strategies may result in the sale of investments before maturity.


                     THE AMERICAN FRANKLIN LIFE INSURANCE COMPANY
                      NOTES TO FINANCIAL STATEMENTS  (CONTINUED)

2.4  NET UNREALIZED GAINS ON SECURITIES

     Net unrealized gains on fixed maturity securities included in shareholder's equity at December 31 were as follows:

     In thousands                          1997           1996
     -------------------------------------------------------------

     Gross unrealized gains             $ 1,262        $ 1,338
     Gross unrealized losses                 (2)           (98)
     DPAC  fair value adjustment            (39)           (33)
     CIP fair value adjustment             (609)          (606)
     Deferred federal income taxes         (214)          (210)
                                        -------        -------
     Net unrealized gains on securities $   398        $   391
                                        -------        -------
                                        -------        -------

2.5  INVESTMENTS ON DEPOSIT

     At December 31, 1997 and 1996, fixed maturity securities carried at $7,018,000 and $6,878,000, respectively, were on deposit with regulatory authorities to comply with state insurance laws.

2.6  INVESTMENT RESTRICTIONS

     AMFLIC is restricted by the insurance laws of its domiciliary state as to the amount which it can invest in any entity. At December 31, 1997 and 1996, AMFLIC's largest investment in any one entity other than U.S. government obligations was $1,000,000.

                     THE AMERICAN FRANKLIN LIFE INSURANCE COMPANY
                      NOTES TO FINANCIAL STATEMENTS  (CONTINUED)

3.   Fair Value of Financial Instruments

     Carrying amounts and fair values for certain of AMFLIC's financial instruments at December 31 are presented below. Care should be exercised in drawing conclusions based on fair value, since (1) the fair values presented do not include the value associated with all of AMFLIC's assets and liabilities, and (2) the reporting of investments at fair value without a corresponding revaluation of related policyholder liabilities can be misinterpreted.

                                                   1997                    1996
                                         CARRYING        FAIR     Carrying        Fair
     In thousands                         AMOUNT        VALUE      Amount        Value
     -----------------------------------------------------------------------------------
     Assets
       Fixed maturity securities        $22,565         $22,565    $32,599       $32,599

     Liabilities
       Insurance investment contracts    $2,318          $2,193          -             -


     The methods and assumptions used to estimate fair value were as follows:

     FIXED MATURITY SECURITIES. Fair values of fixed maturity securities were based on quoted market prices, where available. For investments not actively traded, fair values were estimated using values obtained from independent pricing services or, in the case of some private placements, by discounting expected future cash flows using a current market rate applicable to yield, credit quality, and the average life of the investments.

     POLICY LOANS. Policy loans have no stated maturity dates and are an integral part of the related insurance contract. Accordingly, it is not practicable to estimate a fair value. The weighted average interest rate charged on policy loan balances during 1997 and 1996 was 7.17%.

     INSURANCE INVESTMENT CONTRACTS. Fair value of insurance investment contracts, which do not subject American Franklin to significant risks arising from policyholder mortality or morbidity, was estimated using cash flows discounted at market interest rates. Care should be exercised in drawing conclusions from the estimated fair value, since the estimates are based on assumptions regarding future economic activity.

                     THE AMERICAN FRANKLIN LIFE INSURANCE COMPANY
                      NOTES TO FINANCIAL STATEMENTS (CONTINUED)

     4.   Deferred Policy Acquisition Costs (DPAC)

          An analysis of the changes in the DPAC asset is as follows:

                                                                Eleven Months      One Month
                                  YEAR ENDED     Year Ended         Ended            Ended
                                  DECEMBER 31    December 31     December 31       January 31
                                  -----------------------------------------------------------
In thousands                         1997          1996            1995             1995
---------------------------------------------------------------------------------------------
Beginning of period balance       $ 13,781       $ 4,101         $    -          $  16,540

Capitalization                      18,223         9,861          4,328                445

Amortization                        (1,307)         (343)             -               (147)

Effect of changes in unrealized
   gains on securities                  (6)          195           (228)                 -

Effect of realized investment
  (gains) losses                      (176)          (33)             1                  -

Adjustment for the
  acquisition (a)                        -             -              -            (16,838)
                                  --------       -------         ------           --------
End of period balance             $ 30,515       $13,781         $4,101           $      -
                                  --------       -------         ------           --------
                                  --------       -------         ------           --------

          (a) Represents the necessary elimination of the historical DPAC asset required by purchase accounting.

                     THE AMERICAN FRANKLIN LIFE INSURANCE COMPANY
                      NOTES TO FINANCIAL STATEMENTS (CONTINUED)

5.   Cost of Insurance Purchased (CIP)

     An analysis of the changes in the CIP asset is as follows:

                                                                Eleven Months     One Month
                                  YEAR ENDED     Year Ended         Ended           Ended
                                  DECEMBER 31    December 31     December 31      January 31
                                  ----------------------------------------------------------
In thousands                         1997          1996            1995            1995
--------------------------------------------------------------------------------------------

Beginning of period balance       $ 12,212       $13,621        $14,279         $        -

Interest accretion                   1,054         1,400          1,073                  -

Additions                                -             -          1,844                  -

Amortization                        (2,619)       (3,052)        (2,687)                 -

Effect of changes in unrealized
     gains on securities                (3)          293           (899)                 -

Effect of realized investment
     (gains) losses                    (95)          (50)            11                  -


Adjustment for the acquisition (a)       -             -              -             14,279
                                   -------       -------        -------            -------
End of period balance              $10,549       $12,212        $13,621            $14,279
                                   -------       -------        -------            -------
                                   -------       -------        -------            -------


          a) Represents the amount necessary to recognize the new CIP asset attributable to the January 31, 1995 acquisition.

          CIP amortization, net of accretion, expected to be recorded in each of the next five years is:

                                                        AMOUNT
                                    YEAR                (000's)
                               -----------------------------------
                                    1998               $1,367
                                    1999                1,201
                                    2000                1,054
                                    2001                  927
                                    2002                  820

                     THE AMERICAN FRANKLIN LIFE INSURANCE COMPANY
                      NOTES TO FINANCIAL STATEMENTS  (Continued)

6.   Separate Account

     AMFLIC administers three Separate Accounts in connection with the issuance of its Variable Universal Life and Variable Annuity products.

7.   Income Taxes

     AMFLIC is subject to the life insurance company provisions of the federal tax law and is part of a life/life consolidated return which also includes FLIC.

     The method of allocation of tax expense is subject to a written agreement. Allocation is based upon separate return calculations with current credit for net losses and tax credits. Consolidated alternative minimum tax, excise tax or surtax, if any, is allocated separately. The tax liability of AMFLIC under this agreement shall not exceed the amount AMFLIC would have paid if it had filed on a separate return basis. Intercompany tax balances are to be settled no later than thirty (30) days after the date of filing the consolidated return.

7.1  DEFERRED TAXES

     Components of deferred tax liabilities and assets at December 31, were as follows:


        In thousands                       1997         1996
        --------------------------------------------------------
        Deferred tax liabilities,
            applicable to:
            Basis differential of
            investments                $    341      $   292
            DPAC and CIP                  9,213        5,483
            Other                         1,220          949
                Total deferred tax     -------------------------
                liabilities              10,774        6,724

        Deferred tax assets,
            applicable to:
            Policy reserves             (12,438)      (8,329)
            Other                          (547)        (853)
                Total deferred tax     -------------------------
                assets                  (12,985)      (9,182)
                                       -------------------------
        Net deferred tax assets        $ (2,211)     $(2,458)
                                       -------------------------
                                       -------------------------

     AMFLIC expects adequate future taxable income to realize the net deferred tax assets. Accordingly, no valuation allowance is considered necessary.

                     THE AMERICAN FRANKLIN LIFE INSURANCE COMPANY
                      NOTES TO FINANCIAL STATEMENTS (CONTINUED)

7.2  TAX EXPENSE

     A reconciliation between the federal income tax rate and the effective income tax rate follows:

                                                                Eleven Months      One Month
                                  YEAR ENDED     Year Ended         Ended            Ended
                                  DECEMBER 31    December 31     December 31       January 31
                                  ----------------------------------------------------------
                                     1997          1996            1995             1995
                                  ----------------------------------------------------------

Federal income tax rate                35.0   %       35.0  %         35.0  %        35.0  %
State taxes, net                        -             (0.3)           (0.4)           0.4
Invested asset items                   (5.4)           0.1             0.2            -
Other                                  (3.9)          (0.7)            -              1.6

     Effective tax rate                25.7   %       34.1  %         34.8  %        37.0  %

7.3  TAXES PAID

     Federal income taxes paid during the years ended December 31, 1997 and 1996, and the eleven months ended December 31, 1995 were $519,000, $228,000, and $1,031,000, respectively. State income taxes paid during the year ended December 31, 1997, and the eleven months ended December 31, 1995 were $1,000 for each period. No state income taxes were paid during the year ended December 31, 1996. There were no federal or state income taxes paid during January 1995.

                     THE AMERICAN FRANKLIN LIFE INSURANCE COMPANY
                      NOTES TO FINANCIAL STATEMENTS (CONTINUED)

8.   Statutory Accounting

     State insurance laws and regulations prescribe accounting practices for calculating statutory net income and equity. In addition, state regulators may permit statutory accounting practices that differ from prescribed practices. No significant permitted practices are used to prepare AMFLIC's statutory financial statements.

     At December 31, 1997 and 1996, AMFLIC had statutory stockholder's equity of $17,727,000, and $18,055,000, respectively. AMFLIC's statutory net loss was $648,000, $1,949,000, and $4,704,000 for the years ended December 31,
     1997, 1996 and 1995, respectively.

     Generally, AMFLIC is restricted by the insurance laws of its domiciliary state as to amounts that can be transferred in the form of dividends, loans or advances without the approval of the Illinois Insurance Department. Under these restrictions, during 1998 no dividends may be paid out and, loans and advances in excess of $4,432,000 may not be transferred without the approval of the Illinois Insurance Department.

                     THE AMERICAN FRANKLIN LIFE INSURANCE COMPANY
                      NOTES TO FINANCIAL STATEMENTS (CONTINUED)


9.   Statement of Cash Flows

     In addition to the cash activities shown in the statement of cash flows, the following transactions, occurred:

                                                               Eleven Months      One Month
                                  YEAR ENDED    Year Ended         Ended            Ended
                                  DECEMBER 31   December 31     December 31       January 31
                                 ------------------------------------------------------------
In thousands                         1997          1996            1995             1995
---------------------------------------------------------------------------------------------

Interest added to universal
     life contracts and other
     deposit funds                $  1,279       $ 1,267        $ 1,126              $ 111
                                  -----------------------------------------------------------
                                  -----------------------------------------------------------


10.  Related Party Transactions

     AMFLIC has no full-time employees or office facilities. General and administrative expenses are allocated to AMFLIC from FLIC, based upon hours worked by administrative personnel. Allocated expenses for the years ended December 31, 1997 and 1996, the eleven months ended December 31, 1995, and the one month ended January 31, 1995 amounted to approximately $5,104,000, $3,868,000, $3,277,000, and $204,000, respectively.

     AMFLIC participates in a program of short-term borrowing with AGC to maintain its long-term investment commitments. AMFLIC borrowed $15,320,000 and $4,742,000 and repaid $15,320,000 and $4,832,000 (relating to 1996 and
     1995 borrowings) in 1997 and 1996, respectively. Interest was paid on the outstanding balance based on the rate as stipulated in the program.

11.  Reinsurance

     AMFLIC is routinely involved in reinsurance transactions. Ceded reinsurance becomes a liability of the reinsurer that assumes the risk. If the reinsurer could not meet its obligations, AMFLIC would reassume the liability. The likelihood of a material reinsurance liability being reassumed by AMFLIC is considered to be remote. AMFLIC diversifies the risk of exposure to reinsurance loss by using a number of life reinsurers, including FLIC, that have strong claims-paying ability ratings. The maximum retention on one life for individual life insurance is $100,000.

     Effective January 1, 1997, AMFLIC entered into a modified coinsurance agreement with FLIC covering the variable universal life product.

     Amounts paid or deemed to have been paid in connection with ceded reinsurance contracts are recorded as reinsurance receivables. The cost of reinsurance related to long-duration contracts is recognized over the life of the underlying reinsured policies using assumptions consistent with those used to account for the underlying policies.

                     THE AMERICAN FRANKLIN LIFE INSURANCE COMPANY
                      NOTES TO FINANCIAL STATEMENTS  (CONTINUED)

11.  Reinsurance (continued)

     Under the provisions of an assumed reinsurance agreement, AMFLIC recognized the following:




                                                     Eleven Months      One Month
                        YEAR ENDED    Year Ended         Ended            Ended
                        DECEMBER 31   December 31     December 31       January 31
                        ----------------------------------------------------------
  In thousands             1997          1996            1995            1995
-----------------------------------------------------------------------------------

  Premiums and other
     considerations     $   1,169       $  1,433        $   361           $   43
  Other income                810          1,196            972                8
  Benefits                  1,329          1,810          1,166              145
  Commission expense          (59)            (9)            54                6
  Premium taxes                 -             (6)             6                6

          Under the provisions of a modified coinsurance agreement covering the Variable Universal Life product, AMFLIC ceded the following:

                                                      Eleven Months      One Month
                         YEAR ENDED    Year Ended         Ended            Ended
                         DECEMBER 31   December 31     December 31       January 31
                         -------------------------------------------------------------
  In thousands             1997           1996            1995            1995
--------------------------------------------------------------------------------------

  Premiums and other
     considerations     $   5,226       $  4,014        $ 2,648           $  125
  Expense allowances        4,965          4,394          2,463              186
  Other                        60           (561)           579               (6)

          AMFLIC also carries reinsurance for policy risks that exceed its retention limit of $100,000. AMFLIC ceded the following amounts:

                                                    Eleven Months      One Month
                       YEAR ENDED    Year Ended         Ended            Ended
                       DECEMBER 31   December 31     December 31       January 31
                       ----------------------------------------------------------
  In thousands            1997           1996           1995              1995
---------------------------------------------------------------------------------

  Premiums and other
     considerations     $ 7,994        $ 5,909        $ 4,129            $ 258
  Change in policy
    reserves              7,804          5,924          4,155            3,347

                     THE AMERICAN FRANKLIN LIFE INSURANCE COMPANY
                      NOTES TO FINANCIAL STATEMENTS (CONTINUED)

12.  State Guaranty Associations

  State guaranty fund expense included in operating costs and expenses was $25,000, $31,000, $37,000, and $18,000 for the years ended December 31, 1997 and 1996, the eleven months ended December 31, 1995, and the one month ended January 31, 1995, respectively. These amounts are assessed by state life and health insurance guaranty funds to recoup past industry insolvencies. These assessments are expected to be partially recovered through credits against the payment of future premium taxes.

  There was no liability accrued at December 31, 1997, or in 1996 as these amounts were determined to be immaterial.

                                       PART C

                                 OTHER INFORMATION

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS

(a)  Financial Statements

     PART A:   None

     PART B:

     (1)  Financial Statements of Separate Account VA-1:

          Report of Independent Auditors

          Audited Financial Statements:

               Statement of Net Assets, December 31, 1997

               Statement of Operations for the period from February 28, 1997 (date of inception) to December 31, 1997

               Statement of Changes in Net Assets for the period from February 28, 1997 (date of inception) to December 31, 1997

               Notes to Financial Statements



     (2)  Financial Statements of The American Franklin Life Insurance Company:

          Report of Independent Auditors

          Audited Financial Statements:

                    Statement of Operations for the years ended December 31, 1997 and 1996, the eleven months ended December 31, 1995, and the one month ended January 31, 1995

                    Balance Sheet, December 31, 1997 and 1996

                    Statement of Shareholder's Equity for the years ended December 31, 1997 and 1996, the eleven months ended December 31, 1995, and the one month ended January 31, 1995

                    Statement of Cash Flows for the years ended December 31, 1997 and 1996, the eleven months ended December 31, 1995, and the one month ended January 31, 1995

                    Notes to Financial Statements

     PART C:   None

(b)  Exhibits

     1 Certified resolutions regarding organization of Separate Account VA-1 of The American Franklin Life Insurance Company (the "Separate Account").*

     2 Not applicable. The American Franklin Life Insurance Company ("American Franklin") maintains custody of all assets.

     3(a) Sales Agreement between Franklin Financial Services Corporation ("Franklin Financial") and the Separate Account, dated as of July 30, 1996.*

     3(b) Specimen Registered Representative Agreement between Franklin Financial and registered representatives of Franklin Financial distributing the Contracts.*

     3(c)      Schedule of Sales Commissions.*

     3(d) Agreement between American Franklin and Franklin Financial, dated July 30, regarding supervision of agents.*

     4(a)(1) Specimen form of Combination Fixed and Variable Annuity Contract (Form No. T1575).**

     4(a)(2) Specimen form of Combination Fixed and Variable Annuity Contract (Form No. T1575Z) ("unisex" version).**

     4(b)(1) Specimen form of Terminal Illness Waiver of Surrender Charges Rider.**

     4(b)(2)   Specimen form of Long Term Care Waiver of Surrender Charges
               Rider.**

     4(c)      Specimen form of Qualified Contract Endorsement.*

     4(d)      Specimen form of Individual Retirement Annuity Endorsement.**

     4(e)      Specimen form of Section 457 Contract Endorsement.*

     4(f)      Specimen form of Section 403(b) Annuity Contract Endorsement.**

     5(a)      Specimen form of Application for Contract Form Nos. T1575 and
               T1575Z.**

     6(a) Certificate of Incorporation of American Franklin is hereby incorporated herein by reference to Exhibit 1-A (6)(a) to Post-Effective Amendment No. 2 to the Registration Statement on Form S-6 (Reg. No. 33-77470) of

               Separate Account VUL-2 of The American Franklin Life Insurance Company, filed April 30, 1996.

     6(b) By-Laws of American Franklin are hereby incorporated herein by reference to Exhibit 1-A (6)(b) to Post-Effective Amendment No. 3 to the Registration Statement on Form S-6 (Reg. No. 33-77470) of Separate Account VUL-2 of The American Franklin Life Insurance Company, filed February 28, 1997.

     7         Not applicable.

     8(a)(1) Participation Agreement among American Franklin, Variable Insurance Products Fund ("VIP") and Fidelity Distributors Corporation ("FDC"), dated July 18, 1991, is hereby incorporated herein by reference to Exhibit 1-A (8)(a)(1) to the Registration Statement on Form S-6 (Reg. No. 33-41838) of Separate Account VUL-2 of The American Franklin Life Insurance Company, filed July 24, 1991.


     8(a)(2) Amendment No. 1 dated November 1, 1991 to Participation Agreement among American Franklin, VIP and FDC.*


     8(a)(3) Amendment No. 2 dated January 18, 1995 to Participation Agreement among American Franklin, VIP and FDC.*


     8(a)(4) Amendment No. 3 dated July 1, 1996 to Participation Agreement among American Franklin, VIP and FDC.*


     8(a)(5) Form of Amendment No. 4 dated November, 1996 to Participation Agreement among American Franklin, VIP and FDC.**


     8(b)(1) Participation Agreement among American Franklin, Variable Insurance Products Fund II ("VIP II") and FDC, dated July 18, 1991, is hereby incorporated herein by reference to Exhibit 1-A
               (8)(a)(2) to the Registration Statement on Form S-6 (Reg. No. 33-41838) of Separate Account VUL-2 of The American Franklin Life Insurance Company, filed July 24, 1991.


     8(b)(2) Amendment No. 1 dated November 1, 1991 to Participation Agreement among American Franklin, VIP II and FDC.*


     8(b)(3) Amendment No. 2 dated January 18, 1995 to Participation Agreement among American Franklin, VIP II and FDC.*


     8(b)(4) Amendment No. 3 dated July 1, 1996 to Participation Agreement among American Franklin, VIP II and FDC.*


     8(b)(5) Form of Amendment No. 4 dated November, 1996 to Participation Agreement among American Franklin, VIP II and FDC.**

     8(c) Sub-License Agreement between FDC and American Franklin, dated July 18, 1991, is hereby incorporated herein by reference to
               Exhibit 1-A(8)(a)(3) to the Registration Statement on Form S-6 (Reg. No. 33-41838) of Separate Account VUL-2 of The American Franklin Life Insurance Company, filed July 24, 1991.

     8(d)(1) Participation Agreement among MFS Variable Insurance Trust, American Franklin and Massachusetts Financial Services Company ("MFS"), dated July 30, 1996.*

     8(d)(2) Indemnification Agreement between American Franklin and MFS dated July 30, 1996.*

     8(d)(3) Form of Amendment No. 1 dated November, 1996 to Participation Agreement among MFS Variable Insurance Trust, American Franklin and MFS.(*)

     8(d)(4) Form of Amendment No. 2 dated November, 1997 to Participation Agreement among MFS Variable Insurance Trust, American Franklin and MFS.

     9 Opinion and consent of Elizabeth E. Arthur, Esq., Assistant Secretary of American Franklin.*

     10(a)     List of Consents.

     10(b)     Consent of Ernst & Young LLP.

     10(c)     Consent of Sutherland, Asbill & Brennan LLP.

     11        Not applicable.

     12        Not applicable.

     13        Not applicable.

     14        Not applicable.

     15        Power of Attorney with respect to the Registration Statement.

     27        Not applicable.

ITEM 25.  DIRECTORS AND OFFICERS OF THE DEPOSITOR

The directors, executive officers, and, to the extent responsible for variable annuity operations, other officers of the depositor are listed below.


----------------------------------------------------------------------------

(*)Incorporated herein by reference to similarly designated exhibit to Form N-4 of Separate Account VA-1 of The American Franklin Life Insurance Company, filed on August 20, 1996 (Reg. No. 333-10489)


(**)Incorporated herein by reference to similarly designated exhibit to Form N-4 of Separate Account VA-1 of The American Franklin Life Insurance Company, filed November 26, 1996 (Reg. No. 333-10489).

                 (1)                                      (2)
     Name and Principal Business     Positions and Offices with Depositor
               Address
     ---------------------------     ------------------------------------
     B. Shelby Baetz                        Secretary
     2929 Allen Parkway
     Houston, Texas  77019

     Wayne A. Barnard                       Vice President
     2727-A Allen Parkway
     Houston, Texas  77019


     Earl W. Baucom                         Director,  Senior Vice President,
                                            Chief Financial Officer and
                                            Treasurer

     Robert M. Beuerlein                    Director,  Executive Vice President
                                            and Actuary
     Brady W. Creel                         Director,  Senior  Vice  President
                                            and Chief Marketing Officer


     James S. D'Agostino, Jr                Director and Vice Chairman
     2929 Allen Parkway
     Houston, Texas  77019


     Barbara Fossum                         Senior Vice President

     Ross D. Friend                         Senior  Vice President, General
                                            Counsel and Assistant Secretary


     Robert F. Herbert, Jr.                 Vice President
     2727-A Allen Parkway
     Houston, Texas  77019


     Simon J. Leech                         Vice President and Administrative
     2727-A Allen Parkway                   Officer
     Houston, Texas 77019


     Rodney O. Martin, Jr.                  Director and Senior Chairman
     2929 Allen Parkway
     Houston, Texas  77019


     Thomas K. McCracken                    Director - Special Markets

     Mark R. McGuire                        Vice President and Administrative
                                            Officer

                                         C-5



     Jon P. Newton                          Director and Vice Chairman
     2929 Allen Parkway
     Houston, Texas 77019

     Gary D. Reddick                        Director and Vice Chairman


     Richard W. Scott                       Vice President and Chief Investment
     2929 Allen Parkway                     Officer
     Houston, Texas  77019


     William A. Simpson                     President and Chairman

     T. Clayton Spires                      Director, Corporate Tax

     Timothy W. Still                       Vice President and Administrative
     2727-A Allen Parkway                   Officer
     Houston, Texas 77019


     J. Alan Vala                           Director - Agency Secretary


     Christian D. Weiss                     Controller


     Diane S. Workman                       Director - Administration


Unless otherwise indicated, the principal business address of each of the above individuals is in care of The American Franklin Life Insurance Company, #1 Franklin Square, Springfield, Illinois 62713.

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

     There is no person controlled by or under common control with Registrant.

     American Franklin is an indirect wholly-owned subsidiary of American General Corporation ("American General").

                  SUBSIDIARIES OF AMERICAN GENERAL CORPORATION


The following is a list of American General Corporation's subsidiaries(1,2,3,4) as of December 31, 1997. All subsidiaries listed are corporations, unless otherwise indicated. Subsidiaries of subsidiaries are indicated by indentations and unless otherwise indicated, all subsidiaries are wholly owned. Inactive subsidiaries are denoted by an asterisk (*).





Name                                                   Jurisdiction
----                                                        of
                                                       Incorporation  Insurer
                                                       -------------  -------

AGC Life Insurance Company(5)                          Missouri       Yes

     American General Life and Accident Insurance      Tennessee      Yes
     Company(6)

                                         C-6


Name                                                   Jurisdiction
----                                                        of
                                                       Incorporation  Insurer
                                                       -------------  -------

     American General Exchange, Inc.                   Tennessee      No

     Independent Fire Insurance Company                Florida        Yes

       American General Property Insurance Company     Florida        Yes
       of Florida

       Old Faithful General Agency, Inc.               Texas          No

     Independent Life Insurance Company                Georgia        Yes

   American General Life Insurance Company(7)          Texas          Yes

     American General Annuity Service Corporation      Texas          No

     American General Life Insurance Company of        New York       Yes
     New York

       The Winchester Agency Ltd.                      New York       No

     The Variable Annuity Life Insurance Company       Texas          Yes

       The Variable Annuity Marketing Company          Texas          No

       VALIC Investment Services Company               Texas          No

       VALIC Retirement Services Company               Texas          No

       VALIC Trust Company                             Texas          No

     Astro Acquisition Corp.                           Delaware       No

     The Franklin Life Insurance Company               Illinois       Yes

       The American Franklin Life Insurance Company    Illinois       Yes

       Franklin Financial Services Corporation         Delaware       No

     HBC Development Corporation                       Virginia       No

Allen Property Company                                 Delaware       No

     Florida Westchase Corporation                     Delaware       No

     Hunter's Creek Communications Corporation         Florida        No

     Westchase Development Corporation                 Delaware       No

American General Capital Services, Inc.                Delaware       No

American General Corporation*                          Delaware       No

American General Delaware Management Corporation(1)    Delaware       No

American General Finance, Inc.                         Indiana        No

     AGF Investment Corp.                              Indiana        No

     American General Auto Finance, Inc.               Delaware       No

                                         C-7



Name                                                   Jurisdiction
----                                                        of
                                                       Incorporation  Insurer
                                                       -------------  -------
     American General Finance Corporation(8)           Indiana        No

      American General Finance Group, Inc.             Delaware       No

       American General Financial Services, Inc.(9)    Delaware       No

        The National Life and Accident Insurance       Texas          Yes
        Company

      Merit Life Insurance Co.                         Indiana        Yes

      Yosemite Insurance Company                       California     Yes

     American General Finance, Inc.                    Alabama        No

     American General Financial Center                 Utah           No

     American General Financial Center, Inc.*          Indiana        No

     American General Financial Center, Incorporated*  Indiana        No

     American General Financial Center Thrift Company* California     No

     Thrift, Incorporated*                             Indiana        No

American General Independent Producer Division Co.     Delaware       No

American General Investment Advisory Services, Inc.*   Texas          No

American General Investment Holding Corporation(10)    Delaware       No

American General Investment Management Corporation(10) Delaware       No

American General Realty Advisors, Inc.                 Delaware       No

American General Realty Investment Corporation         Texas          No

     American General Mortgage Company                 Delaware       No

     GDI Holding, Inc.*(11)                            California     No

     Ontario Vineyard Corporation                      Delaware       No

     Pebble Creek Country Club Corporation             Florida        No

     Pebble Creek Service Corporation                  Florida        No

     SR/HP/CM Corporation                              Texas          No

American General Property Insurance Company            Tennessee      Yes

Bayou Property Company                                 Delaware       No

     AGLL Corporation(12)                              Delaware       No

     American General Land Holding Company             Delaware       No

                                         C-8



Name                                                   Jurisdiction
----                                                        of
                                                       Incorporation  Insurer
                                                       -------------  -------
       AG Land Associates, LLC(12)                     California     No

       Hunter's Creek Realty, Inc.*                    Florida        No

       Summit Realty Company, Inc.                     So. Carolina   No

Florida GL Corporation                                 Delaware       No

GPC Property Company                                   Delaware       No

     Cinco Ranch East Development, Inc.                Delaware       No

     Cinco Ranch West Development, Inc.                Delaware       No

     Hickory Downs Development, Inc.                   Delaware       No

     Lake Houston Development, Inc.                    Delaware       No

     South Padre Development, Inc.                     Delaware       No

Green Hills Corporation                                Delaware       No

Knickerbocker Corporation                              Texas          No

     American Athletic Club, Inc.                      Texas          No

Pavilions Corporation                                  Delaware       No

USLIFE Corporation                                     New York       No

     All American Life Insurance Company               Illinois       Yes

       1149 Investment Corp.                           Delaware       No

     American General Life Insurance Company of        Pennsylvania   Yes
     Pennsylvania

     New D Corporation*                                Iowa           No

     The Old Line Life Insurance Company of America    Wisconsin      Yes

     The United States Life Insurance Company in the   New York       Yes
     City of New York

     USLIFE Advisers, Inc.                             New York       No

     USLIFE Agency Services, Inc.                      Illinois       No

     USLIFE Credit Life Insurance Company              Illinois       Yes

       USLIFE Credit Life Insurance Company            Arizona        Yes
       of Arizona

       USLIFE Indemnity Company                        Nebraska       Yes

     USLIFE Financial Corporation of Delaware*         Delaware       No

       Midwest Holding Corporation                     Delaware       No

                                         C-9



Name                                                   Jurisdiction
----                                                        of
                                                       Incorporation  Insurer
                                                       -------------  -------
       I.C. Cal*                                       Nebraska       No

       Midwest Property Management Co.                 Nebraska       No

     USLIFE Financial Institution Marketing            California     No
     Group, Inc.

     USLIFE Insurance Services Corporation             Texas          No

     USLIFE Realty Corporation                         Texas          No

       405 Leasehold Operating Corporation             New York       No

       405 Properties Corporation*                     New York       No

       USLIFE Real Estate Services Corporation         Texas          No

       USLIFE Realty Corporation of Florida            Florida        No

USLIFE Systems Corporation                             Delaware       No



American General Finance Foundation, Inc. is not included on this list. It is a non-profit corporation.

                                        NOTES

(1) The following limited liability companies were formed in the State of Delaware on March 28, 1995. The limited liability interests of each are jointly owned by AGC and AGDMC and the business and affairs of each are managed by AGDMC:

     American General Capital, L.L.C.
     American General Delaware, L.L.C.

(2) On November 26, 1996, American General Institutional Capital A ("AG Cap Trust A"), a Delaware business trust, was created. On March 10, 1997, American General Institutional Capital B ("AG Cap Trust B"), also a Delaware business trust, was created. Both AG Cap Trust A's and AG Cap Trust B's business and affairs are conducted through their trustees:
     Bankers Trust Company and Bankers Trust (Delaware). Capital securities of each are held by non-affiliated third party investors and common securities of AG Cap Trust A and AG Cap Trust B are held by AGC.

(3) On November 14, 1997, American General Capital I, American General Capital II, American General Capital III, and American General Capital IV (collectively, the "Trusts"), all Delaware business trusts, were created. Each of the Trusts' business and affairs are conducted through its trustees: Bankers Trust (Delaware) and James L. Gleaves (not in his individual capacity but solely as Trustee).

(4) On July 10, 1997, the following insurance subsidiaries of AGC became the direct owners of the parenthetically indicated percentages of membership units of SBIL B, L.L.C. ("SBIL B"), a U.S. limited liability company: VALIC (22.6%), FL (8.1%), AGLA (4.8%) and AGL (4.8%).

     Through its aggregate 40.3% interest in SBIL B, VALIC, FL, AGLA and AGL indirectly own approximately 28% of the securities of SBI, an English company, and 14% of the securities of ESBL, an English company, SBP, an English company, and SBFL, a Cayman Islands company. These interests are held for investment purposes only.

(5) On December 23, 1994, AGCL purchased approximately 40% of the shares of common stock of Western National Corporation ("WNC"), Western National Life Insurance Company's ("WNL") indirect intermediate parent. Therefore, WNL became approximately 40% indirectly controlled by AGC. On September 30, 1996, AGC purchased 7,254,464 shares of WNC's Series A Participating Convertible Preferred Stock (the "Convertible Preferred Stock"). On November 30, 1996, AGC contributed the Convertible Preferred Stock to AGCL. On May 14, 1997, WNC's shareholders approved the conversion of 7,254,464 shares of WNC's Series A Participating Convertible Preferred Stock held by AGCL into an equal number of WNC common stock. Thus, at present, the percentage of WNC common stock owned directly by AGCL (and indirectly by AGC) is 46.2%. WNC, a Delaware corporation, owns the following companies:

               WNL Holding Corporation
                    Western National Life Insurance Company (TX)
                    Independent Advantage Financial & Insurance Services, Inc. WNL Investment Advisory Services, Inc.
                    Conseco Annuity Guarantee Corp.
                    WNL Brokerage Services, Inc.
                    WNL Insurance Services, Inc.

     However, AGCL (1) holds the direct interest in WNC (and the indirect interests in WNC's subsidiaries) for investment purposes; (2) does not direct the operations of WNC or WNL; (3) has no representatives on the Board of Directors of WNC; and (4) is restricted, pursuant to a Shareholder's Agreement between WNC and AGCL, in its right to vote its shares against the slate of directors proposed by WNC's Board of Directors. Accordingly, although WNC and its subsidiaries technically are members of the American General insurance holding company system under insurance holding company laws, AGCL does not direct the operations of WNC or its subsidiaries.

(6) AGLA owns approximately 11% of Whirlpool Financial Corp. ("Whirlpool") on a fully diluted basis. The total investment of AGLA in Whirlpool represents approximately 3% of the voting power of the capital stock of Whirlpool, but approximately 11% of the Whirlpool stock which has voting rights. The interests in Whirlpool (which is a corporations that is not associated with AGC) are held for investment purposes only.

(7) AGL owns 100% of the common stock of American General Securities Incorporated ("AGSI"), a full-service NASD broker-dealer. AGSI, in turn, owns 100% of the stock of the following insurance agencies:

               American General Insurance Agency, Inc. (Missouri)
               American General Insurance Agency of Hawaii, Inc. (Hawaii) American General Insurance Agency of Massachusetts, Inc. (Massachusetts)

     In addition, the following agencies are indirectly related to AGSI, but not owned or controlled by AGSI:
               American General Insurance Agency of Ohio, Inc. (Ohio)
               American General Insurance Agency of Texas, Inc. (Texas)
               American General Insurance Agency of Oklahoma, Inc. (Oklahoma) Insurance Masters Agency, Inc. (Texas)

     AGSI and the foregoing agencies are not affiliates or subsidiaries of AGL under applicable holding company laws, but they are part of the AGC group of companies under other laws.

(8) American General Finance Corporation is the parent of an additional 48 wholly owned subsidiaries incorporated in 30 states and Puerto Rico for the purpose of conducting its consumer finance operations, including those noted in footnote 7 below.

(9) American General Financial Services, Inc. is the parent of an additional 7 wholly owned subsidiaries incorporated in 4 states and Puerto Rico for the purpose of conducting its consumer finance operations.

(10) American General Investment Management, L.P. is jointly owned by AGIHC and AGIMC. AGIHC holds a 99% limited partnership interest, and AGIMC owns a 1% general partnership interest.



(11) AGRI owns only a 75% interest in GDI Holding, Inc.

(12) AG Land Associates, LLC is jointly owned by AGLH and AGLL. AGLH holds a 98.75% managing interest and AGLL owns a 1.25% managing interest.


ITEM 27.  NUMBER OF CONTRACT OWNERS

     As of March 26, 1998, there were 1,232 owners of Contracts of the class covered by this registration statement (523 Qualified Contracts and 709 Non-Qualified Contracts).

ITEM 28.  INDEMNIFICATION

American Franklin's By-Laws provide, in Article X, as follows:

          "Section 1. The Company shall indemnify and hold harmless each person who shall serve at any time hereafter as a director, officer or employee of the Company, or who shall serve any other company or organization in any capacity at the request of the Company, from and against any and all claims and liabilities to which such person shall become subject by reason of having heretofore or hereafter been a director, officer, or employee of the Company, or by reason of any action alleged to have been heretofore or hereafter taken or omitted by such person as a director, officer or employee, and shall reimburse each such person for all legal and other expenses reasonably incurred in connection with any such claim or liability; provided, however, that no such person shall be indemnified against, or be reimbursed, for, any expense incurred in connection with any claim or liability arising out of such person's own wilful misconduct."

     Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29.  PRINCIPAL UNDERWRITERS

(a) Registrant's principal underwriter, Franklin Financial Services Corporation, also acts as principal underwriter for Franklin Life Variable Annuity Fund A, Franklin Life Variable Annuity Fund B, Franklin Life Money Market Variable Annuity Fund C, which offer interests in variable annuities, and Separate Account VUL and Separate Account VUL-2 of The American Franklin Life Insurance Company, which offer interests in flexible premium variable life insurance policies.

(b)  The directors and principal officers of the principal underwriter are:


                   (1)                                     (2)

                  Name                            Positions and Offices
                  ----                               with Underwriter
                                                  ---------------------
          Earl W. Baucom                         Director and Treasurer

          Robert M. Beuerlein                     Senior Vice President

          Tony M. Carter                          Vice President

          Ross D. Friend                          Director, Vice President and
                                                    Secretary

          Karen Kunz                              Chief Financial Officer
                                                    and Director of Compliance
                                                    and Administration

          Deanna Osmonson                         Vice President and Assistant
                                                    Secretary

          Gary D. Osmonson                        Director and President

          Gary D. Reddick                         Director and Vice Chairman


          William A. Simpson                      Chairman of the Board

          Dan E. Trudan                           Vice President and Assistant
                                                    Secretary

The principal business address of each individual except Tony M. Carter is c/o Franklin Financial Services Corporation, #1 Franklin Square, Springfield, Illinois 62713. The principal business address of Tony M. Carter is 2900 Greenbrier Drive, Springfield, Illinois 62704.

(c)  Not Applicable.

ITEM 30.  LOCATION OF RECORDS

     All records referenced under Section 31(a) of the 1940 Act, and Rules 31a-1 through 31a-3 thereunder, are maintained and in the custody of The American Franklin Life Insurance Company at its principal executive office located at #1 Franklin Square, Springfield, Illinois 62713 or at American Franklin's Administrative Office located at 2727-A Allen Parkway 3-50, Houston, Texas 77019-2191.

ITEM 31.  MANAGEMENT SERVICES

     All management services agreements relating to Separate Account VA-1 and the Contracts are described in the Prospectus or Statement of Additional Information forming a part of this Registration Statement.

ITEM 32.  UNDERTAKINGS AND REPRESENTATIONS

     The Registrant undertakes:

     (a) to file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the Contracts may be accepted;

     (b) to include either (1) as part of any application to purchase a Contract offered by the Prospectus constituting part of this Registration Statement, a space that an applicant can check to request a Statement of Additional Information, or (2) a toll-free number or a post card or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information;

     (c) to deliver any Statement of Additional Information and any financial statements required to be made available under Form N-4 promptly upon written or oral request;

     (d) that the Registrant is relying upon the "no-action" letter of the Securities and Exchange Commission dated November 28, 1988 in response to the American Council of Life Insurance with respect to restrictions on withdrawal of amounts from Contracts used in connection with annuity purchase plans meeting the requirements of Internal Revenue Code Section 403(b), which amounts are attributable to contributions made on or after January 1, 1989 pursuant to a salary reduction agreement or to income earned on or after January 1, 1989 with respect to contributions made pursuant to a salary reduction agreement and that the Registrant will comply with the requirement of numbered paragraphs (1) through (4) of such "no-action" letter;

     (e) that the Registrant is relying upon Rule 6c-7 under the 1940 Act with respect to the offer and sale of Contracts to participants in the Texas Optional Retirement Program and that the Registrant will comply with the provisions of paragraphs (a) - (d) of Rule 6c - 7.

     (f) The American Franklin Life Insurance Company represents that the fees and charges deducted under the Contracts, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by The American Franklin Life Insurance Company in connection with the Contracts.

                                      SIGNATURES

     As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Separate Account VA-1 of The American Franklin Life Insurance Company, certifies that it meets the requirements of 1933 Act Rule 485(b) for effectiveness of this Registration Statement and has duly caused this Post-Effective Amendment No. 2 to the Registration Statement to be signed on its behalf, in the City of Springfield, and State of Illinois on this 28th day of April, 1998.


                                   SEPARATE ACCOUNT VA-1 OF THE AMERICAN
                                   FRANKLIN LIFE INSURANCE COMPANY

                                   By:  THE AMERICAN FRANKLIN LIFE
                                   INSURANCE COMPANY, Depositor


[SEAL]                             By:         /s/ William A. Simpson
                                      -------------------------------
                                                  William A. Simpson
                                                       President


Attest:

/s/ Elizabeth E. Arthur
-----------------------------------
Elizabeth E. Arthur
Assistant Secretary


                                   THE AMERICAN FRANKLIN LIFE INSURANCE
                                   COMPANY


[SEAL]                             By:         /s/ William A. Simpson
                                      -------------------------------
                                                   William A. Simpson
                                                        President


Attest:

/s/ Elizabeth E. Arthur
-----------------------------------
Elizabeth E. Arthur
Assistant Secretary

                                      SIGNATURES

     As required by the Securities Act of 1933, this Post-Effective Amendment No. 2 to the Registration Statement has been signed by the following persons in the capacities and on the dates indicated.


     Signature                     Title                              Date
     ---------                     -----                              ----

/s/ Earl W. Baucom*      Director, Senior Vice President,        April 28, 1998
-----------------------  Chief Financial Officer and Treasurer
Earl W. Baucom           (principal financial officer and
                         principal accounting officer)



/s/ Robert M. Beuerlein* Director                                April 28, 1998
-----------------------
Robert M. Beuerlein



/s/ Brady W. Creel*      Director                                April 28, 1998
-----------------------
Brady W. Creel



                         Director                                _______,  1998
-----------------------
James S. D'Agostino, Jr.


                         Director                                _______,  1998
-----------------------
Rodney O. Martin, Jr.


                       Director                                  _______,  1998
-----------------------
Jon P. Newton


/s/ Gary D. Reddick*     Director                                April 28, 1998
-----------------------
Gary D. Reddick


/s/ William A. Simpson  Director and President (principal        April 28, 1998
----------------------- executive officer)
William A. Simpson


/s/ Elizabeth E. Arthur
-----------------------
*By Elizabeth E. Arthur, Attorney-in-Fact

                                    EXHIBIT INDEX

    1 Certified resolutions regarding organization of Separate Account VA-1 of The American Franklin Life Insurance Company (the "Separate Account").*

    2        Not applicable.  The American Franklin Life Insurance
             Company ("American Franklin") maintains custody of all assets.

    3(a)     Sales Agreement between Franklin Financial Services
             Corporation ("Franklin Financial") and the Separate Account, dated as of July 30, 1996.*

    3(b)     Specimen Registered Representative Agreement between
             Franklin Financial and registered representatives of Franklin Financial distributing the Contracts.*

    3(c)     Schedule of Sales Commissions.*

    3(d) Agreement between American Franklin and Franklin Financial, dated July 30 regarding supervision of agents.*

    4(a)(1) Specimen form of Combination Fixed and Variable Annuity Contract (Form No. T1575).**

    4(a)(2) Specimen form of Combination Fixed and Variable Annuity Contract (Form No. T1575Z) ("unisex" version)**.

    4(b)(1)  Specimen form of Terminal Illness Waiver of Surrender
             Charges Rider.**

    4(b)(2)  Specimen form of Long Term Care Waiver of Surrender
             Charges Rider.**

    4(c)     Specimen form of Qualified Contract Endorsement.*

    4(d)     Specimen form of Individual Retirement Annuity Endorsement.**

    4(e)     Specimen form of Section 457 Contract Endorsement.*

    4(f)     Specimen form of Section 403(b) Annuity Contract Endorsement.**

    5(a) Specimen form of Application for Contract Form Nos. T1575 and T1575Z.**

    6(a) Certificate of Incorporation of American Franklin is hereby incorporated herein by reference to Exhibit 1-A (6)(a) to Post-Effective Amendment No. 3 to the Registration Statement on Form S-6 (Reg. No. 33-77470) of

             Separate Account VUL-2 of The American Franklin Life Insurance Company, filed February 28, 1997.

    6(b) By-Laws of American Franklin are hereby incorporated herein by reference to Exhibit 1-A (6)(b) to Post-Effective Amendment No. 3 to the Registration Statement on Form S-6 (Reg. No. 33-77470) of Separate Account VUL-2 of The American Franklin Life
             Insurance Company, filed February 28, 1997.

    7        Not applicable.



    8(a)(1)  Participation Agreement among American Franklin, Variable
             Insurance Products Fund ("VIP") and Fidelity Distributors Corporation ("FDC"), dated July 18, 1991, is hereby incorporated herein by reference to Exhibit 1-A (8)(a)(1) to the Registration Statement on Form S-6 (Reg. No. 33-41838) of Separate Account VUL-2 of The American Franklin Life Insurance Company, filed July 24, 1991.



    8(a)(2) Amendment No. 1 dated November 1, 1991 to Participation Agreement among American Franklin, VIP and FDC.*



    8(a)(3) Amendment No. 2 dated January 18, 1995 to Participation Agreement among American Franklin, VIP and FDC.*



    8(a)(4) Amendment No. 3 dated July 1, 1996 to Participation Agreement among American Franklin, VIP and FDC.*



    8(a)(5)  Form of Amendment No. 4 dated November, 1996 to
             Participation Agreement among American Franklin, VIP and FDC.**


    8(b)(1) Participation Agreement among American Franklin, Variable Insurance Products Fund II ("VIP II") and FDC, dated July 18, 1991, is hereby incorporated herein by reference to Exhibit 1-A (8)(a)(2) to the Registration Statement on Form S-6 (Reg. No. 33-41838) of
             Separate Account VUL-2 of The American Franklin Life Insurance Company, filed July 24, 1991.


    8(b)(2) Amendment No. 1 dated November 1, 1991 to Participation Agreement among American Franklin, VIP II and FDC.*


    8(b)(3) Amendment No. 2 dated January 18, 1995 to Participation Agreement among American Franklin, VIP II and FDC.*


    8(b)(4) Amendment No. 3 dated July 1, 1996 to Participation Agreement among American Franklin VIP II and FDC.*

    8(b)(5)  Form of Amendment No. 4 dated November, 1996 to
             Participation Agreement among American Franklin, VIP II and FDC.**

    8(c) Sub-License Agreement between FDC and American Franklin, dated July 18, 1991, is hereby incorporated herein by reference to
             Exhibit 1-A(8)(a)(3) to the Registration Statement on Form S-6 (Reg. No. 33-41838) of Separate Account VUL-2 of The American Franklin Life Insurance Company, filed July 24, 1991.

    8(d)(1)  Participation Agreement among MFS Variable Insurance
             Trust, American Franklin and Massachusetts Financial Services Company ("MFS"), dated July 30, 1996.

    8(d)(2) Indemnification Agreement between American Franklin and MFS dated July 30, 1996.*

    8(d)(3)  Form of Amendment No. 1 dated November, 1996 to
             Participation Agreement among MFS Variable Insurance Trust, American Franklin and MFS.*

    8(d)(4)  Form of Amendment No. 2 dated November, 1997 to
             Participation Agreement among MFS Variable Insurance Trust, American Franklin and MFS.

    9        Opinion and consent of Elizabeth E. Arthur, Esq.,
             Assistant Secretary of American Franklin.*

    10(a)    List of Consents.

    10(b)    Consent of Ernst & Young LLP.

    10(c)    Consent of Sutherland, Asbill & Brennan LLP.

    11       Not applicable.

    12       Not applicable.

    13       Not applicable.

    14       Not applicable.

    15       Power of Attorney with respect to the Registration Statement.

    27       Not applicable.

------------------------

* Incorporated herein by reference to similarly designated exhibit to Form N-4 of Separate Account VA-1 of The American Franklin Life Insurance Company, filed August 20, 1996.
** Incorporated herein by reference to similarly designated exhibit to Form N-4 of Separate Account VA-1 of The American Franklin Life Insurance Company, filed November 26, 1996 (Reg. No. 333-10489).